UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	01-31-2017

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

January 31, 2017

One Choice® Portfolio: Very Conservative

One Choice® Portfolio: Conservative

One Choice® Portfolio: Moderate

One Choice® Portfolio: Aggressive

One Choice® Portfolio: Very Aggressive

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended January 31, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Trump’s Victory Triggered Risk-On Market Movements, But Uncertainties Linger

One of the pivotal events of the reporting period was Donald Trump’s victory in the 2016 U.S. presidential election. Trump’s largely unexpected win in November, and his aggressive pro-business, pro-growth agenda, triggered “Trump Trade/Risk-On” rallies in traditionally higher-risk markets such as commodities, U.S. small-cap and technology stocks, and high-yield corporate bonds, and a corresponding global sell-off in government bonds. These widely divergent market movements helped define the reporting period from an investment performance perspective.

Trump’s election victory was also (with Brexit, the U.K.’s earlier unexpected vote to leave the European Union) an eye-opening manifestation of the populist and anti-globalization movements that were triggered in part by lingering economic weakness and extreme central bank monetary stimulus since the Great Recession nearly a decade ago. Years of low interest rates, market globalization, and corporate cost-cutting have benefited some segments of the world’s developed democracies much more than others. The others spoke up in June and November of 2016, voting for Brexit, then propelling Trump to victory.

Meanwhile, the global economy continued to rebound from setbacks a year ago, when concerns about China’s growth and plummeting oil prices affected the global economic outlook. China has stabilized, and oil prices climbed back on signs that the major oil-producing countries could cooperate on restricting crude oil supplies. Furthermore, major central banks, particularly in Europe and Japan, continued to provide massive monetary stimulus, supporting economic growth.

Trump’s victory unleashed potentially far-reaching ramifications and uncertainties that are still unfolding and could trigger bouts of short-term market volatility. In this unsettled environment, we strongly believe in staying the course and remaining focused on longer-term goals, using disciplined, actively managed, risk-aware strategies. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Portfolio Characteristics

Underlying Fund Allocations(1) as a % of net assets as of January 31, 2017
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Equity
Core Equity Plus Fund	1.0%	1.9%	4.2%	4.6%	4.9%
Equity Growth Fund	3.9%	6.7%	10.7%	10.0%	12.0%
Growth Fund	3.7%	6.5%	8.4%	11.7%	13.7%
Heritage Fund	1.7%	3.6%	5.3%	7.5%	9.1%
Large Company Value Fund	6.1%	6.4%	7.8%	8.5%	10.5%
Mid Cap Value Fund	4.9%	6.1%	5.6%	5.9%	7.7%
NT Disciplined Growth Fund	1.0%	1.5%	2.1%	3.0%	4.1%
Real Estate Fund	2.2%	—	—	—	—
Small Company Fund	1.2%	1.6%	2.1%	2.3%	6.7%
Emerging Markets Fund	—	—	3.8%	6.2%	7.1%
International Growth Fund	—	5.4%	6.6%	8.6%	9.9%
NT Global Real Estate Fund	—	2.4%	2.4%	3.1%	3.2%
NT International Small-Mid Cap Fund	—	1.0%	1.5%	2.0%	2.9%
NT International Value Fund	—	3.5%	5.0%	6.1%	8.2%
Total Equity	25.7%	46.6%	65.5%	79.5%	100.0%
Fixed Income
Diversified Bond Fund	20.9%	21.3%	14.6%	7.9%	—
High-Yield Fund	2.1%	2.1%	3.1%	4.9%	—
Inflation-Adjusted Bond Fund	9.8%	6.7%	5.7%	2.9%	—
Short Duration Fund	6.9%	—	—	—	—
Short Duration Inflation Protection Bond Fund	12.9%	4.7%	1.0%	1.0%	—
Global Bond Fund	7.9%	6.7%	4.8%	2.9%	—
International Bond Fund	7.9%	6.2%	1.8%	—	—
Total Fixed Income	68.4%	47.7%	31.0%	19.6%	—
U.S. Government Money Market Fund	5.9%	5.7%	3.5%	0.9%	—
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—

(1)	Underlying fund investments represent Investor Class.

(2)	Category is less than 0.05% of total net assets.

3

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century Investments funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2016 to January 31, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 8/1/16	Ending Account Value 1/31/17	Expenses Paid During Period(1) 8/1/16 - 1/31/17	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 8/1/16 - 1/31/17	Effective Annualized Expense Ratio(2)
One Choice Portfolio: Very Conservative
Actual
Investor Class	$1,000	$999.80	$0.00	0.00%(3)	$3.58	0.71%
R Class	$1,000	$997.20	$2.52	0.50%	$6.09	1.21%
Hypothetical
Investor Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.62	0.71%
R Class	$1,000	$1,022.69	$2.55	0.50%	$6.16	1.21%
One Choice Portfolio: Conservative
Actual
Investor Class	$1,000	$1,009.20	$0.00	0.00%(3)	$4.15	0.82%
R Class	$1,000	$1,006.70	$2.53	0.50%	$6.68	1.32%
Hypothetical
Investor Class	$1,000	$1,025.21	$0.00	0.00%(3)	$4.18	0.82%
R Class	$1,000	$1,022.69	$2.55	0.50%	$6.72	1.32%
One Choice Portfolio: Moderate
Actual
Investor Class	$1,000	$1,026.20	$0.00	0.00%(3)	$4.70	0.92%
R Class	$1,000	$1,022.80	$2.55	0.50%	$7.24	1.42%
Hypothetical
Investor Class	$1,000	$1,025.21	$0.00	0.00%(3)	$4.69	0.92%
R Class	$1,000	$1,022.69	$2.55	0.50%	$7.22	1.42%
One Choice Portfolio: Aggressive
Actual
Investor Class	$1,000	$1,035.80	$0.00	0.00%(3)	$5.18	1.01%
R Class	$1,000	$1,033.30	$2.56	0.50%	$7.74	1.51%
Hypothetical
Investor Class	$1,000	$1,025.21	$0.00	0.00%(3)	$5.14	1.01%
R Class	$1,000	$1,022.69	$2.55	0.50%	$7.68	1.51%
One Choice Portfolio: Very Aggressive
Actual
Investor Class	$1,000	$1,049.40	$0.00	0.00%(3)	$5.53	1.07%
R Class	$1,000	$1,046.10	$2.58	0.50%	$8.10	1.57%
Hypothetical
Investor Class	$1,000	$1,025.21	$0.00	0.00%(3)	$5.45	1.07%
R Class	$1,000	$1,022.69	$2.55	0.50%	$7.98	1.57%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class's annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

5

Schedules of Investments

JANUARY 31, 2017 (UNAUDITED)

One Choice Portfolio: Very Conservative

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 52.6%
Diversified Bond Fund Investor Class	8,264,543	$88,100,029
High-Yield Fund Investor Class	1,560,353	8,925,220
Inflation-Adjusted Bond Fund Investor Class	3,581,094	41,719,746
Short Duration Fund Investor Class	2,827,269	28,979,510
Short Duration Inflation Protection Bond Fund Investor Class	5,287,120	54,351,594
		222,076,099
Domestic Equity Funds — 25.7%
Core Equity Plus Fund Investor Class	307,575	4,189,171
Equity Growth Fund Investor Class	544,148	16,346,208
Growth Fund Investor Class	538,988	15,614,478
Heritage Fund Investor Class	348,826	7,269,537
Large Company Value Fund Investor Class	2,637,116	25,843,741
Mid Cap Value Fund Investor Class	1,181,415	20,615,686
NT Disciplined Growth Fund Investor Class	399,336	4,216,988
Real Estate Fund Investor Class	336,515	9,408,952
Small Company Fund Investor Class	333,325	4,889,884
		108,394,645
International Fixed Income Funds — 15.8%
Global Bond Fund Investor Class	3,325,688	33,223,622
International Bond Fund Investor Class(2)	2,742,853	33,490,239
		66,713,861
Money Market Funds — 5.9%
U.S. Government Money Market Fund Investor Class	24,768,409	24,768,409
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $386,299,637)		421,953,014
OTHER ASSETS AND LIABILITIES†		(30,031)
TOTAL NET ASSETS — 100.0%		$421,922,983

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

See Notes to Financial Statements.

6

JANUARY 31, 2017 (UNAUDITED)

One Choice Portfolio: Conservative

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 34.8%
Diversified Bond Fund Investor Class	22,864,122	$243,731,536
High-Yield Fund Investor Class	4,225,825	24,171,718
Inflation-Adjusted Bond Fund Investor Class	6,592,158	76,798,645
Short Duration Inflation Protection Bond Fund Investor Class	5,254,634	54,017,638
		398,719,537
Domestic Equity Funds — 34.3%
Core Equity Plus Fund Investor Class	1,634,821	22,266,269
Equity Growth Fund Investor Class	2,570,260	77,210,599
Growth Fund Investor Class	2,582,395	74,811,987
Heritage Fund Investor Class	1,992,302	41,519,578
Large Company Value Fund Investor Class	7,420,096	72,716,945
Mid Cap Value Fund Investor Class	3,978,956	69,432,783
NT Disciplined Growth Fund Investor Class	1,579,151	16,675,839
Small Company Fund Investor Class	1,250,074	18,338,583
		392,972,583
International Fixed Income Funds — 12.9%
Global Bond Fund Investor Class	7,661,924	76,542,616
International Bond Fund Investor Class(2)	5,866,375	71,628,444
		148,171,060
International Equity Funds — 12.3%
International Growth Fund Investor Class	5,572,280	61,908,026
NT Global Real Estate Fund Investor Class	3,045,652	27,410,870
NT International Small-Mid Cap Fund Investor Class(2)	1,066,200	11,088,480
NT International Value Fund Investor Class	4,477,376	40,341,157
		140,748,533
Money Market Funds — 5.7%
U.S. Government Money Market Fund Investor Class	65,244,672	65,244,672
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,037,998,102)		1,145,856,385
OTHER ASSETS AND LIABILITIES†		143,800
TOTAL NET ASSETS — 100.0%		$1,146,000,185

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

See Notes to Financial Statements.

7

JANUARY 31, 2017 (UNAUDITED)

One Choice Portfolio: Moderate

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 46.2%
Core Equity Plus Fund Investor Class	5,209,669	$70,955,688
Equity Growth Fund Investor Class	6,055,549	181,908,697
Growth Fund Investor Class	4,927,497	142,749,587
Heritage Fund Investor Class	4,356,130	90,781,740
Large Company Value Fund Investor Class	13,479,288	132,097,024
Mid Cap Value Fund Investor Class	5,505,834	96,076,799
NT Disciplined Growth Fund Investor Class	3,306,860	34,920,445
Small Company Fund Investor Class	2,409,661	35,349,726
		784,839,706
Domestic Fixed Income Funds — 24.4%
Diversified Bond Fund Investor Class	23,242,622	247,766,348
High-Yield Fund Investor Class	9,176,630	52,490,322
Inflation-Adjusted Bond Fund Investor Class	8,414,361	98,027,302
Short Duration Inflation Protection Bond Fund Investor Class	1,594,459	16,391,036
		414,675,008
International Equity Funds — 19.3%
Emerging Markets Fund Investor Class	7,122,662	64,673,773
International Growth Fund Investor Class	10,040,810	111,553,403
NT Global Real Estate Fund Investor Class	4,457,522	40,117,696
NT International Small-Mid Cap Fund Investor Class(2)	2,408,987	25,053,460
NT International Value Fund Investor Class	9,501,838	85,611,559
		327,009,891
International Fixed Income Funds — 6.6%
Global Bond Fund Investor Class	8,122,422	81,143,001
International Bond Fund Investor Class(2)	2,478,049	30,256,978
		111,399,979
Money Market Funds — 3.5%
U.S. Government Money Market Fund Investor Class	60,189,692	60,189,692
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,466,596,630)		1,698,114,276
OTHER ASSETS AND LIABILITIES†		328
TOTAL NET ASSETS — 100.0%		$1,698,114,604

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

See Notes to Financial Statements.

8

JANUARY 31, 2017 (UNAUDITED)

One Choice Portfolio: Aggressive

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 53.5%
Core Equity Plus Fund Investor Class	3,843,010	$52,341,791
Equity Growth Fund Investor Class	3,764,437	113,083,700
Growth Fund Investor Class	4,575,740	132,559,185
Heritage Fund Investor Class	4,087,712	85,187,925
Large Company Value Fund Investor Class	9,840,734	96,439,189
Mid Cap Value Fund Investor Class	3,793,739	66,200,744
NT Disciplined Growth Fund Investor Class	3,259,010	34,415,148
Small Company Fund Investor Class	1,777,858	26,081,176
		606,308,858
International Equity Funds — 26.0%
Emerging Markets Fund Investor Class	7,788,690	70,721,306
International Growth Fund Investor Class	8,784,850	97,599,687
NT Global Real Estate Fund Investor Class	3,917,491	35,257,421
NT International Small-Mid Cap Fund Investor Class(2)	2,162,820	22,493,326
NT International Value Fund Investor Class	7,612,277	68,586,619
		294,658,359
Domestic Fixed Income Funds — 16.7%
Diversified Bond Fund Investor Class	8,405,437	89,601,954
High-Yield Fund Investor Class	9,752,557	55,784,629
Inflation-Adjusted Bond Fund Investor Class	2,854,083	33,250,062
Short Duration Inflation Protection Bond Fund Investor Class	1,089,797	11,203,114
		189,839,759
International Fixed Income Funds — 2.9%
Global Bond Fund Investor Class	3,303,694	33,003,901
Money Market Funds — 0.9%
U.S. Government Money Market Fund Investor Class	10,510,961	10,510,961
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $959,194,418)		1,134,321,838
OTHER ASSETS AND LIABILITIES†		(150,658)
TOTAL NET ASSETS — 100.0%		$1,134,171,180

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

See Notes to Financial Statements.

9

JANUARY 31, 2017 (UNAUDITED)

One Choice Portfolio: Very Aggressive

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 68.7%
Core Equity Plus Fund Investor Class	930,610	$12,674,911
Equity Growth Fund Investor Class	1,036,582	31,138,937
Growth Fund Investor Class	1,233,520	35,735,082
Heritage Fund Investor Class	1,137,965	23,715,197
Large Company Value Fund Investor Class	2,775,701	27,201,874
Mid Cap Value Fund Investor Class	1,152,197	20,105,837
NT Disciplined Growth Fund Investor Class	1,004,747	10,610,130
Small Company Fund Investor Class	1,178,299	17,285,652
		178,467,620
International Equity Funds — 31.3%
Emerging Markets Fund Investor Class	2,029,652	18,429,238
International Growth Fund Investor Class	2,315,744	25,727,919
NT Global Real Estate Fund Investor Class	927,683	8,349,146
NT International Small-Mid Cap Fund Investor Class(2)	732,251	7,615,408
NT International Value Fund Investor Class	2,344,826	21,126,883
		81,248,594
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $198,332,832)		259,716,214
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$259,716,214

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

See Notes to Financial Statements.

10

Statements of Assets and Liabilities

JANUARY 31, 2017 (UNAUDITED)
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Assets
Investment securities in affiliates, at value (cost of $386,299,637, $1,037,998,102 and $1,466,596,630, respectively)	$421,953,014	$1,145,856,385	$1,698,114,276
Cash	36	—	2,501
Receivable for investments sold	—	30,259	1,578,705
Receivable for capital shares sold	1,826,722	1,298,511	1,157,586
Distributions receivable from affiliates	223,488	512,278	626,597
	424,003,260	1,147,697,433	1,701,479,665

Liabilities
Disbursements in excess of demand deposit cash	—	2,763	—
Payable for investments purchased	1,774,512	512,195	626,497
Payable for capital shares redeemed	305,728	1,182,215	2,738,115
Distribution and service fees payable	37	75	449
	2,080,277	1,697,248	3,365,061

Net Assets	$421,922,983	$1,146,000,185	$1,698,114,604

Net Assets Consist of:
Capital (par value and paid-in surplus)	$391,206,952	$1,046,916,137	$1,489,203,342
Undistributed net investment income	219,062	370,328	3,426,380
Accumulated net realized loss	(5,156,408)	(9,144,563)	(26,032,764)
Net unrealized appreciation	35,653,377	107,858,283	231,517,646
	$421,922,983	$1,146,000,185	$1,698,114,604

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Portfolio: Very Conservative
Investor Class, $0.01 Par Value	$421,828,547	35,817,860	$11.78
R Class, $0.01 Par Value	$94,436	8,015	$11.78
One Choice Portfolio: Conservative
Investor Class, $0.01 Par Value	$1,145,813,824	88,330,894	$12.97
R Class, $0.01 Par Value	$186,361	14,370	$12.97
One Choice Portfolio: Moderate
Investor Class, $0.01 Par Value	$1,697,002,426	117,390,387	$14.46
R Class, $0.01 Par Value	$1,112,178	76,962	$14.45

See Notes to Financial Statements.

11

JANUARY 31, 2017 (UNAUDITED)
	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Assets
Investment securities in affiliates, at value (cost of $959,194,418 and $198,332,832, respectively)	$1,134,321,838	$259,716,214
Cash	—	89
Receivable for investments sold	913,838	149,748
Receivable for capital shares sold	239,164	162,951
Distributions receivable from affiliates	369,961	—
	1,135,844,801	260,029,002

Liabilities
Disbursements in excess of demand deposit cash	217,815	—
Payable for investments purchased	369,903	—
Payable for capital shares redeemed	1,085,501	312,644
Distribution and service fees payable	402	144
	1,673,621	312,788

Net Assets	$1,134,171,180	$259,716,214

Net Assets Consist of:
Capital (par value and paid-in surplus)	$973,510,960	$206,543,714
Undistributed (distributions in excess of) net investment income	(134,738)	186,429
Accumulated net realized loss	(14,332,462)	(8,397,311)
Net unrealized appreciation	175,127,420	61,383,382
	$1,134,171,180	$259,716,214

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Portfolio: Aggressive
Investor Class, $0.01 Par Value	$1,133,161,501	75,344,191	$15.04
R Class, $0.01 Par Value	$1,009,679	67,106	$15.05
One Choice Portfolio: Very Aggressive
Investor Class, $0.01 Par Value	$259,358,244	16,332,831	$15.88
R Class, $0.01 Par Value	$357,970	22,521	$15.89

See Notes to Financial Statements.

12

Statements of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2017 (UNAUDITED)
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$3,555,370	$10,764,324	$15,892,490

Expenses:
Distribution and service fees - R Class	180	347	2,060
Directors' fees and expenses	6,771	18,119	27,020
	6,951	18,466	29,080

Net investment income (loss)	3,548,419	10,745,858	15,863,410

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	972,384	1,190,810	747,216
Capital gain distributions received from underlying funds	2,988,319	8,943,895	16,906,583
	3,960,703	10,134,705	17,653,799

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(7,544,035)	(10,502,804)	8,817,151

Net realized and unrealized gain (loss) on affiliates	(3,583,332)	(368,099)	26,470,950

Net Increase (Decrease) in Net Assets Resulting from Operations	$(34,913)	$10,377,759	$42,334,360

See Notes to Financial Statements.

13

FOR THE SIX MONTHS ENDED JANUARY 31, 2017 (UNAUDITED)
	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$10,516,785	$2,076,562

Expenses:
Distribution and service fees - R Class	1,532	569
Directors' fees and expenses	17,650	4,102
	19,182	4,671

Net investment income (loss)	10,497,603	2,071,891

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	665,053	1,285,151
Capital gain distributions received from underlying funds	14,735,901	4,072,306
	15,400,954	5,357,457

Change in net unrealized appreciation (depreciation) on investments in underlying funds	13,132,522	4,715,187

Net realized and unrealized gain (loss) on affiliates	28,533,476	10,072,644

Net Increase (Decrease) in Net Assets Resulting from Operations	$39,031,079	$12,144,535

See Notes to Financial Statements.

14

Statements of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2017 (UNAUDITED) AND YEAR ENDED JULY 31, 2016
	One Choice Portfolio: Very Conservative		One Choice Portfolio: Conservative
Increase (Decrease) in Net Assets	January 31, 2017	July 31, 2016	January 31, 2017	July 31, 2016
Operations
Net investment income (loss)	$3,548,419	$5,695,689	$10,745,858	$16,581,699
Net realized gain (loss)	3,960,703	2,564,889	10,134,705	14,709,145
Change in net unrealized appreciation (depreciation)	(7,544,035)	10,004,700	(10,502,804)	3,208,993
Net increase (decrease) in net assets resulting from operations	(34,913)	18,265,278	10,377,759	34,499,837

Distributions to Shareholders
From net investment income:
Investor Class	(3,328,939)	(5,515,555)	(10,750,248)	(16,534,853)
R Class	(418)	(320)	(1,119)	(493)
From net realized gains:
Investor Class	(3,222,824)	(7,559,761)	(15,668,032)	(50,283,970)
R Class	(603)	(525)	(2,264)	(1,800)
Decrease in net assets from distributions	(6,552,784)	(13,076,161)	(26,421,663)	(66,821,116)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	17,516,270	23,891,661	60,897,645	107,351,249

Net increase (decrease) in net assets	10,928,573	29,080,778	44,853,741	75,029,970

Net Assets
Beginning of period	410,994,410	381,913,632	1,101,146,444	1,026,116,474
End of period	$421,922,983	$410,994,410	$1,146,000,185	$1,101,146,444

Undistributed net investment income	$219,062	—	$370,328	$375,837

See Notes to Financial Statements.

15

SIX MONTHS ENDED JANUARY 31, 2017 (UNAUDITED) AND YEAR ENDED JULY 31, 2016
	One Choice Portfolio: Moderate		One Choice Portfolio: Aggressive
Increase (Decrease) in Net Assets	January 31, 2017	July 31, 2016	January 31, 2017	July 31, 2016
Operations
Net investment income (loss)	$15,863,410	$27,478,557	$10,497,603	$18,538,932
Net realized gain (loss)	17,653,799	35,360,237	15,400,954	28,523,840
Change in net unrealized appreciation (depreciation)	8,817,151	(35,269,072)	13,132,522	(40,041,538)
Net increase (decrease) in net assets resulting from operations	42,334,360	27,569,722	39,031,079	7,021,234

Distributions to Shareholders
From net investment income:
Investor Class	(12,815,642)	(27,584,477)	(15,567,271)	(17,846,907)
R Class	(4,740)	(4,999)	(7,045)	(1,777)
From net realized gains:
Investor Class	(37,458,531)	(93,272,474)	(30,371,300)	(100,199,123)
R Class	(21,587)	(23,007)	(21,273)	(14,306)
Decrease in net assets from distributions	(50,300,500)	(120,884,957)	(45,966,889)	(118,062,113)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	42,485,596	125,097,011	49,982,444	103,083,599

Net increase (decrease) in net assets	34,519,456	31,781,776	43,046,634	(7,957,280)

Net Assets
Beginning of period	1,663,595,148	1,631,813,372	1,091,124,546	1,099,081,826
End of period	$1,698,114,604	$1,663,595,148	$1,134,171,180	$1,091,124,546

Undistributed (distributions in excess of) net investment income	$3,426,380	$383,352	$(134,738)	$4,941,975

See Notes to Financial Statements.

16

SIX MONTHS ENDED JANUARY 31, 2017 (UNAUDITED) AND YEAR ENDED JULY 31, 2016
	One Choice Portfolio: Very Aggressive
Increase (Decrease) in Net Assets	January 31, 2017	July 31, 2016
Operations
Net investment income (loss)	$2,071,891	$3,617,588
Net realized gain (loss)	5,357,457	8,720,320
Change in net unrealized appreciation (depreciation)	4,715,187	(13,887,555)
Net increase (decrease) in net assets resulting from operations	12,144,535	(1,549,647)

Distributions to Shareholders
From net investment income:
Investor Class	(2,270,814)	(5,342,719)
R Class	(1,214)	(1,044)
From net realized gains:
Investor Class	(8,861,176)	(29,811,799)
R Class	(10,642)	(7,647)
Decrease in net assets from distributions	(11,143,846)	(35,163,209)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	3,925,914	22,700,357

Net increase (decrease) in net assets	4,926,603	(14,012,499)

Net Assets
Beginning of period	254,789,611	268,802,110
End of period	$259,716,214	$254,789,611

Undistributed net investment income	$186,429	$386,566

See Notes to Financial Statements.

17

Notes to Financial Statements

JANUARY 31, 2017 (UNAUDITED)

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative, One Choice Portfolio: Moderate, One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive (collectively, the funds) are five funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in other American Century Investments mutual funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com. Each fund's investment objective is to seek the highest total return consistent with its asset mix.

The funds offer the Investor Class and the R Class, which have different fees and expenses. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the funds' assets, which do not vary by class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function. Investments in the underlying funds are valued at their reported net asset value.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Expenses — The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

18

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative and One Choice Portfolio: Moderate. Distributions from net investment income, if any, are generally declared and paid annually for One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive. Distributions from net realized gains, if any, are generally declared and paid annually for all funds. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, American Century Investment Management, Inc. (ACIM), the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Administrative Fees — The corporation's investment advisor, ACIM, does not receive an administrative fee for services provided to the funds.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for the R Class (the plan), pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fee is computed and accrued daily based on the R Class's daily net assets and paid monthly in arrears. The fee is used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the six months ended January 31, 2017 are detailed in the Statements of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Acquired Fund Fees and Expenses — Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

4. Investment Transactions

Investment transactions for the six months ended January 31, 2017 were as follows:

	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Purchases	$40,031,958	$102,817,200	$121,101,090	$108,192,766	$19,395,398
Sales	$22,501,831	$48,795,652	$96,146,666	$78,793,070	$20,469,133

19

5. Capital Share Transactions

The corporation is authorized to issue 4,000,000,000 shares. Transactions in shares of the funds were as follows:

	Six months ended January 31, 2017		Year ended July 31, 2016
	Shares	Amount	Shares	Amount
One Choice Portfolio: Very Conservative
Investor Class
Sold	5,548,940	$65,750,755	10,249,061	$118,571,218
Issued in reinvestment of distributions	551,850	6,456,711	1,129,995	12,851,096
Redeemed	(4,625,546)	(54,729,510)	(9,347,756)	(107,561,322)
	1,475,244	17,477,956	2,031,300	23,860,992
R Class
Sold	3,629	42,891	2,610	29,824
Issued in reinvestment of distributions	87	1,021	74	845
Redeemed	(476)	(5,598)	—	—
	3,240	38,314	2,684	30,669
Net increase (decrease)	1,478,484	$17,516,270	2,033,984	$23,891,661

One Choice Portfolio: Conservative
Investor Class
Sold	10,560,606	$137,701,606	18,584,533	$238,494,386
Issued in reinvestment of distributions	2,020,794	25,924,845	5,219,630	65,491,896
Redeemed	(7,893,997)	(102,829,169)	(15,301,229)	(196,696,410)
	4,687,403	60,797,282	8,502,934	107,289,872
R Class
Sold	9,895	129,111	5,468	69,378
Issued in reinvestment of distributions	264	3,383	183	2,293
Redeemed	(2,476)	(32,131)	(820)	(10,294)
	7,683	100,363	4,831	61,377
Net increase (decrease)	4,695,086	$60,897,645	8,507,765	$107,351,249

One Choice Portfolio: Moderate
Investor Class
Sold	9,683,037	$140,176,362	19,212,959	$270,531,214
Issued in reinvestment of distributions	3,480,033	49,495,571	8,564,068	118,897,453
Redeemed	(10,204,328)	(147,668,649)	(18,753,088)	(264,938,123)
	2,958,742	42,003,284	9,023,939	124,490,544
R Class
Sold	37,677	544,474	50,333	734,079
Issued in reinvestment of distributions	1,853	26,327	2,018	28,006
Redeemed	(6,142)	(88,489)	(10,609)	(155,618)
	33,388	482,312	41,742	606,467
Net increase (decrease)	2,992,130	$42,485,596	9,065,681	$125,097,011

20

	Six months ended January 31, 2017		Year ended July 31, 2016
	Shares	Amount	Shares	Amount
One Choice Portfolio: Aggressive
Investor Class
Sold	7,612,070	$114,794,087	11,801,260	$176,467,556
Issued in reinvestment of distributions	3,095,834	45,508,754	8,114,234	117,088,398
Redeemed	(7,364,716)	(110,945,463)	(12,936,984)	(190,831,256)
	3,343,188	49,357,378	6,978,510	102,724,698
R Class
Sold	41,562	625,415	26,379	392,465
Issued in reinvestment of distributions	1,924	28,318	1,114	16,083
Redeemed	(1,901)	(28,667)	(3,472)	(49,647)
	41,585	625,066	24,021	358,901
Net increase (decrease)	3,384,773	$49,982,444	7,002,531	$103,083,599

One Choice Portfolio: Very Aggressive
Investor Class
Sold	1,349,773	$21,449,277	2,104,160	$32,760,604
Issued in reinvestment of distributions	708,510	10,967,742	2,287,747	34,728,003
Redeemed	(1,810,684)	(28,732,055)	(2,859,320)	(44,875,097)
	247,599	3,684,964	1,532,587	22,613,510
R Class
Sold	16,433	259,386	6,778	106,316
Issued in reinvestment of distributions	765	11,856	572	8,691
Redeemed	(1,886)	(30,292)	(1,785)	(28,160)
	15,312	240,950	5,565	86,847
Net increase (decrease)	262,911	$3,925,914	1,538,152	$22,700,357

21

6. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the six months ended January 31, 2017 follows:

Fund/ Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice Portfolio: Very Conservative
Diversified Bond Fund	$77,600,055	$13,972,123	—	—	$1,056,188	$88,100,029
High-Yield Fund	9,425,561	240,022	$890,086	$18,914	240,008	8,925,220
Inflation-Adjusted Bond Fund	40,693,182	2,099,782	—	—	511,696	41,719,746
Short Duration Fund	28,300,263	846,845	—	—	228,228	28,979,510
Short Duration Inflation Protection Bond Fund	52,918,301	1,167,270	—	—	228,488	54,351,594
Core Equity Plus Fund	3,946,186	—	—	—	—	4,189,171
Equity Growth Fund	16,181,770	2,424,824	2,755,260	159,637	181,495	16,346,208
Growth Fund	16,277,691	3,890,888	4,275,723	26,645	897,288	15,614,478
Heritage Fund	6,649,207	1,485,621	426,628	(20,351)	596,517	7,269,537
Large Company Value Fund	32,708,184	324,059	8,473,375	554,992	324,059	25,843,741
Mid Cap Value Fund	20,847,762	950,168	2,070,276	296,911	706,388	20,615,686
NT Disciplined Growth Fund	3,978,433	11,350	—	—	11,350	4,216,988
Real Estate Fund	10,292,427	2,651,110	1,626,168	(87,433)	1,069,645	9,408,952
Small Company Fund	3,767,222	1,128,782	524,931	23,069	16,031	4,889,884
Global Bond Fund	32,371,806	2,106,487	—	—	468,385	33,223,622
International Bond Fund(3)	32,912,117	3,601,589	—	—	—	33,490,239
U.S. Government Money Market Fund	22,124,371	3,131,038	487,000	—	7,923	24,768,409
	$410,994,538	$40,031,958	$21,529,447	$972,384	$6,543,689	$421,953,014

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

22

Fund/ Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice Portfolio: Conservative
Diversified Bond Fund	$212,434,148	$40,735,984	—	—	$2,881,084	$243,731,536
High-Yield Fund	27,411,263	672,784	$4,262,794	$105,207	672,743	24,171,718
Inflation-Adjusted Bond Fund	75,134,364	3,639,861	—	—	945,365	76,798,645
Short Duration Inflation Protection Bond Fund	53,060,683	694,522	—	—	226,705	54,017,638
Core Equity Plus Fund	20,974,760	—	—	—	—	22,266,269
Equity Growth Fund	80,570,420	2,470,345	9,556,803	(390,408)	924,010	77,210,599
Growth Fund	67,306,488	13,504,198	5,033,635	(58,545)	3,762,492	74,811,987
Heritage Fund	41,081,083	3,290,709	174,693	(2,790)	3,226,339	41,519,578
Large Company Value Fund	86,805,342	895,811	19,151,704	835,299	895,811	72,716,945
Mid Cap Value Fund	71,170,205	2,407,852	7,320,303	670,545	2,407,852	69,432,783
NT Disciplined Growth Fund	15,732,485	44,882	—	—	44,882	16,675,839
Small Company Fund	15,863,959	656,483	—	—	65,483	18,338,583
Global Bond Fund	74,946,099	4,486,297	—	—	1,082,414	76,542,616
International Bond Fund(3)	70,599,515	7,439,627	—	—	—	71,628,444
International Growth Fund	56,906,703	5,014,135	—	—	287,236	61,908,026
NT Global Real Estate Fund	28,012,258	3,928,627	855,910	31,502	1,099,005	27,410,870
NT International Small-Mid Cap Fund(3)	10,228,068	865,000	—	—	—	11,088,480
NT International Value Fund	34,415,656	4,069,743	—	—	1,165,963	40,341,157
U.S. Government Money Market Fund	58,493,332	8,000,340	1,249,000	—	20,835	65,244,672
	$1,101,146,831	$102,817,200	$47,604,842	$1,190,810	$19,708,219	$1,145,856,385

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

23

Fund/ Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice Portfolio: Moderate
Core Equity Plus Fund	$66,840,050	—	—	—	—	$70,955,688
Equity Growth Fund	191,807,920	$2,215,047	$20,971,579	$(901,169)	$2,215,047	181,908,697
Growth Fund	137,934,150	13,890,238	6,986,398	13,474	7,020,423	142,749,587
Heritage Fund	89,588,318	7,054,328	—	—	7,054,328	90,781,740
Large Company Value Fund	161,622,846	1,642,542	38,836,548	1,683,847	1,642,542	132,097,024
Mid Cap Value Fund	97,859,973	3,330,252	10,078,372	296,296	3,330,252	96,076,799
NT Disciplined Growth Fund	33,146,199	93,987	201,410	(1,410)	93,987	34,920,445
Small Company Fund	28,060,948	3,802,231	—	—	118,448	35,349,726
Diversified Bond Fund	215,365,885	41,693,947	—	—	2,872,795	247,766,348
High-Yield Fund	56,196,162	1,417,621	6,811,321	(682,708)	1,417,540	52,490,322
Inflation-Adjusted Bond Fund	98,646,958	1,930,928	—	—	1,207,928	98,027,302
Short Duration Inflation Protection Bond Fund	16,242,137	68,906	—	—	68,906	16,391,036
Emerging Markets Fund	69,360,617	1,920,000	9,628,719	352,201	—	64,673,773
International Growth Fund	101,021,218	10,480,899	—	—	497,926	111,553,403
NT Global Real Estate Fund	40,488,088	5,858,878	925,103	(13,315)	1,619,878	40,117,696
NT International Small-Mid Cap Fund(3)	24,393,963	724,000	—	—	—	25,053,460
NT International Value Fund	76,142,268	5,514,301	—	—	2,467,774	85,611,559
Global Bond Fund	82,239,546	2,009,456	—	—	1,152,456	81,143,001
International Bond Fund(3)	28,842,076	4,100,000	—	—	—	30,256,978
U.S. Government Money Market Fund	47,796,163	13,353,529	960,000	—	18,843	60,189,692
	$1,663,595,485	$121,101,090	$95,399,450	$747,216	$32,799,073	$1,698,114,276

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

24

Fund/ Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice Portfolio: Aggressive
Core Equity Plus Fund	$50,594,708	—	$1,405,037	$(64,976)	—	$52,341,791
Equity Growth Fund	115,376,857	$8,989,694	16,596,880	(635,467)	$1,299,410	113,083,700
Growth Fund	132,074,137	10,311,886	7,689,226	(12,209)	6,646,830	132,559,185
Heritage Fund	82,860,814	7,719,997	—	—	6,524,593	85,187,925
Large Company Value Fund	115,417,884	1,204,680	25,979,296	927,912	1,204,680	96,439,189
Mid Cap Value Fund	64,058,738	2,286,076	3,630,023	95,230	2,286,076	66,200,744
NT Disciplined Growth Fund	33,878,751	92,627	1,411,883	(9,883)	92,627	34,415,148
Small Company Fund	18,344,810	5,115,245	—	—	80,195	26,081,176
Emerging Markets Fund	72,393,654	9,003,330	13,938,427	745,583	—	70,721,306
International Growth Fund	89,289,527	8,144,056	—	—	429,868	97,599,687
NT Global Real Estate Fund	34,872,345	6,852,316	1,953,106	(108,745)	1,460,867	35,257,421
NT International Small-Mid Cap Fund(3)	21,213,633	1,308,355	—	—	—	22,493,326
NT International Value Fund	61,603,462	3,820,879	—	—	1,939,710	68,586,619
Diversified Bond Fund	62,787,060	29,718,685	—	—	942,451	89,601,954
High-Yield Fund	55,619,083	1,731,194	2,881,427	(255,680)	1,445,829	55,784,629
Inflation-Adjusted Bond Fund	33,504,343	1,465,810	903,939	(29,939)	396,479	33,250,062
Short Duration Inflation Protection Bond Fund	11,101,343	47,097	—	—	47,097	11,203,114
Global Bond Fund	33,434,880	1,524,416	694,773	13,227	453,586	33,003,901
U.S. Government Money Market Fund	2,698,538	8,856,423	1,044,000	—	2,388	10,510,961
	$1,091,124,567	$108,192,766	$78,128,017	$665,053	$25,252,686	$1,134,321,838

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

25

Fund/ Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice Portfolio: Very Aggressive
Core Equity Plus Fund	$12,121,989	$130,042	$335,127	$(22,090)	—	$12,674,911
Equity Growth Fund	31,189,824	3,184,780	4,057,564	444,057	$353,686	31,138,937
Growth Fund	33,139,448	5,195,410	2,088,905	(14,287)	1,761,946	35,735,082
Heritage Fund	23,478,454	2,110,050	324,660	18,574	1,842,830	23,715,197
Large Company Value Fund	29,200,095	633,788	3,799,113	666,695	318,628	27,201,874
Mid Cap Value Fund	19,721,395	896,405	1,566,715	61,805	694,979	20,105,837
NT Disciplined Growth Fund	10,230,787	136,113	328,328	341	28,557	10,610,130
Small Company Fund	16,514,237	286,586	1,299,732	7,061	66,853	17,285,652
Emerging Markets Fund	19,021,477	1,981,236	3,270,053	268,469	—	18,429,238
International Growth Fund	24,983,685	1,281,470	508,412	(8,010)	117,900	25,727,919
NT Global Real Estate Fund	7,771,647	2,340,770	638,953	(49,737)	352,868	8,349,146
NT International Small-Mid Cap Fund(3)	7,544,653	279,809	180,433	12,811	—	7,615,408
NT International Value Fund	19,871,920	938,939	785,987	(100,538)	610,621	21,126,883
	$254,789,611	$19,395,398	$19,183,982	$1,285,151	$6,148,868	$259,716,214

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

7. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets. As of January 31, 2017, One Choice Portfolio: Moderate and One Choice Portfolio: Aggressive owned 41% and 30%, respectively, of the shares of Core Equity Plus Fund.

8. Fair Value Measurements

The funds’ investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the funds’ investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

26

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2017, the components of investments for federal income tax purposes were as follows:

	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Federal tax cost of investments	$395,290,938	$1,057,342,094	$1,510,446,202	$988,599,202	$211,709,745
Gross tax appreciation of investments	$31,185,061	$102,131,065	$204,525,379	$157,100,357	$51,014,129
Gross tax depreciation of investments	(4,522,985)	(13,616,774)	(16,857,305)	(11,377,721)	(3,007,660)
Net tax appreciation (depreciation) of investments	$26,662,076	$88,514,291	$187,668,074	$145,722,636	$48,006,469

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Recently Issued Accounting Guidance
In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

27

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Very Conservative
Investor Class
2017(4)	$11.97	0.10	(0.11)	(0.01)	(0.09)	(0.09)	(0.18)	$11.78	(0.02)%	0.00%(5)(6)	1.69%(5)	5%	$421,829
2016	$11.82	0.18	0.38	0.56	(0.17)	(0.24)	(0.41)	$11.97	4.93%	0.00%(6)	1.52%	24%	$410,937
2015	$11.94	0.21	0.03	0.24	(0.20)	(0.16)	(0.36)	$11.82	2.07%	0.00%(6)	1.73%	24%	$381,889
2014	$11.56	0.20	0.48	0.68	(0.20)	(0.10)	(0.30)	$11.94	5.99%	0.00%(6)	1.74%	12%	$355,165
2013	$11.38	0.20	0.26	0.46	(0.20)	(0.08)	(0.28)	$11.56	4.04%	0.00%(6)	1.75%	28%	$351,627
2012	$11.02	0.24	0.37	0.61	(0.24)	(0.01)	(0.25)	$11.38	5.66%	0.00%(6)	2.14%	13%	$295,065
R Class
2017(4)	$11.97	0.07	(0.11)	(0.04)	(0.06)	(0.09)	(0.15)	$11.78	(0.28)%	0.50%(5)	1.19%(5)	5%	$94
2016	$11.82	0.11	0.39	0.50	(0.11)	(0.24)	(0.35)	$11.97	4.39%	0.50%	1.02%	24%	$57
2015(7)	$11.97	0.02	(0.15)	(0.13)	(0.02)	—	(0.02)	$11.82	(1.13)%	0.50%(5)	0.40%(5)	24%(8)	$25
One Choice Portfolio: Conservative
Investor Class
2017(4)	$13.16	0.13	(0.01)	0.12	(0.13)	(0.18)	(0.31)	$12.97	0.92%	0.00%(5)(6)	1.91%(5)	4%	$1,145,814
2016	$13.66	0.21	0.17	0.38	(0.21)	(0.67)	(0.88)	$13.16	3.13%	0.00%(6)	1.63%	19%	$1,101,058
2015	$13.48	0.24	0.31	0.55	(0.25)	(0.12)	(0.37)	$13.66	4.09%	0.00%(6)	1.77%	22%	$1,026,091
2014	$12.66	0.24	0.82	1.06	(0.24)	—	(0.24)	$13.48	8.43%	0.00%(6)	1.85%	2%	$927,955
2013	$11.79	0.23	0.87	1.10	(0.23)	—	(0.23)	$12.66	9.42%	0.00%(6)	1.86%	3%	$746,126
2012	$11.41	0.25	0.39	0.64	(0.26)	—	(0.26)	$11.79	5.71%	0.00%(6)	2.24%	12%	$573,351

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2017(4)	$13.16	0.10	(0.02)	0.08	(0.09)	(0.18)	(0.27)	$12.97	0.67%	0.50%(5)	1.41%(5)	4%	$186
2016	$13.65	0.13	0.20	0.33	(0.15)	(0.67)	(0.82)	$13.16	2.68%	0.50%	1.13%	19%	$88
2015(7)	$13.81	0.01	(0.16)	(0.15)	(0.01)	—	(0.01)	$13.65	(1.06)%	0.50%(5)	0.28%(5)	22%(8)	$25
One Choice Portfolio: Moderate
Investor Class
2017(4)	$14.53	0.14	0.23	0.37	(0.11)	(0.33)	(0.44)	$14.46	2.62%	0.00%(5)(6)	1.90%(5)	6%	$1,697,002
2016	$15.48	0.25	(0.06)	0.19	(0.26)	(0.88)	(1.14)	$14.53	1.62%	0.00%(6)	1.75%	11%	$1,662,962
2015	$14.96	0.29	0.55	0.84	(0.30)	(0.02)	(0.32)	$15.48	5.66%	0.00%(6)	1.91%	20%	$1,631,785
2014	$13.79	0.27	1.17	1.44	(0.27)	—	(0.27)	$14.96	10.51%	0.00%(6)	1.88%	3%	$1,442,589
2013	$12.27	0.24	1.52	1.76	(0.24)	—	(0.24)	$13.79	14.48%	0.00%(6)	1.81%	3%	$1,133,569
2012	$12.01	0.23	0.26	0.49	(0.23)	—	(0.23)	$12.27	4.21%	0.00%(6)	1.95%	16%	$869,723
R Class
2017(4)	$14.53	0.11	0.22	0.33	(0.08)	(0.33)	(0.41)	$14.45	2.28%	0.50%(5)	1.40%(5)	6%	$1,112
2016	$15.47	0.19	(0.07)	0.12	(0.18)	(0.88)	(1.06)	$14.53	1.17%	0.50%	1.25%	11%	$633
2015(7)	$15.63	0.02	(0.16)	(0.14)	(0.02)	—	(0.02)	$15.47	(0.92)%	0.50%(5)	0.28%(5)	20%(8)	$28

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Aggressive
Investor Class
2017(4)	$15.15	0.15	0.38	0.53	(0.22)	(0.42)	(0.64)	$15.04	3.58%	0.00%(5)(6)	1.92%(5)	7%	$1,133,162
2016	$16.90	0.26	(0.23)	0.03	(0.27)	(1.51)	(1.78)	$15.15	0.69%	0.00%(6)	1.76%	12%	$1,090,739
2015	$16.30	0.31	0.89	1.20	(0.37)	(0.23)	(0.60)	$16.90	7.44%	0.00%(6)	1.87%	29%	$1,099,057
2014	$14.75	0.28	1.52	1.80	(0.25)	—	(0.25)	$16.30	12.26%	0.00%(6)	1.77%	5%	$1,028,185
2013	$12.68	0.23	2.05	2.28	(0.21)	—	(0.21)	$14.75	18.15%	0.00%(6)	1.67%	5%	$852,907
2012	$12.58	0.20	0.10	0.30	(0.20)	—	(0.20)	$12.68	2.50%	0.00%(6)	1.65%	14%	$566,200
R Class
2017(4)	$15.12	0.12	0.37	0.49	(0.14)	(0.42)	(0.56)	$15.05	3.33%	0.50%(5)	1.42%(5)	7%	$1,010
2016	$16.87	0.16	(0.21)	(0.05)	(0.19)	(1.51)	(1.70)	$15.12	0.16%	0.50%	1.26%	12%	$386
2015(7)	$17.01	0.01	(0.15)	(0.14)	—	—	—	$16.87	(0.82)%	0.50%(5)	0.23%(5)	29%(8)	$25
One Choice Portfolio: Very Aggressive
Investor Class
2017(4)	$15.83	0.13	0.64	0.77	(0.15)	(0.57)	(0.72)	$15.88	4.94%	0.00%(5)(6)	1.63%(5)	8%	$259,358
2016	$18.47	0.23	(0.42)	(0.19)	(0.37)	(2.08)	(2.45)	$15.83	(0.44)%	0.00%(6)	1.47%	11%	$254,676
2015	$17.28	0.31	1.21	1.52	(0.33)	—	(0.33)	$18.47	8.87%	0.00%(6)	1.72%	42%	$268,772
2014	$15.30	0.24	1.89	2.13	(0.15)	—	(0.15)	$17.28	13.94%	0.00%(6)	1.45%	8%	$267,537
2013	$12.62	0.18	2.63	2.81	(0.13)	—	(0.13)	$15.30	22.42%	0.00%(6)	1.29%	16%	$234,629
2012	$12.62	0.12	—(9)	0.12	(0.12)	—	(0.12)	$12.62	1.05%	0.00%(6)	1.02%	13%	$193,193

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2017(4)	$15.81	0.12	0.59	0.71	(0.06)	(0.57)	(0.63)	$15.89	4.61%	0.50%(5)	1.13%(5)	8%	$358
2016	$18.44	0.13	(0.40)	(0.27)	(0.28)	(2.08)	(2.36)	$15.81	(0.92)%	0.50%	0.97%	11%	$114
2015(7)	$18.59	(0.01)	(0.14)	(0.15)	—	—	—	$18.44	(0.81)%	0.50%(5)	(0.18)%(5)	42%(8)	$30

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2017 (unaudited).

(5)	Annualized.

(6)	Ratio was less than 0.005%.

(7)	March 20, 2015 (commencement of sale) through July 31, 2015.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2015.

(9)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds’ investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-2021. It is also available on the “About Us” page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

32

Contact Us	americancentury.com
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Investor Services Representative	1-800-345-2021 or 816-531-5575
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American Century Asset Allocation Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91634 1703

Semiannual Report

January 31, 2017

One Choice® In Retirement Portfolio

One Choice® 2020 Portfolio

One Choice® 2025 Portfolio

One Choice® 2030 Portfolio

One Choice® 2035 Portfolio

One Choice® 2040 Portfolio

One Choice® 2045 Portfolio

One Choice® 2050 Portfolio

One Choice® 2055 Portfolio

One Choice® 2060 Portfolio

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended January 31, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Trump’s Victory Triggered Risk-On Market Movements, But Uncertainties Linger

One of the pivotal events of the reporting period was Donald Trump’s victory in the 2016 U.S. presidential election. Trump’s largely unexpected win in November, and his aggressive pro-business, pro-growth agenda, triggered “Trump Trade/Risk-On” rallies in traditionally higher-risk markets such as commodities, U.S. small-cap and technology stocks, and high-yield corporate bonds, and a corresponding global sell-off in government bonds. These widely divergent market movements helped define the reporting period from an investment performance perspective.

Trump’s election victory was also (with Brexit, the U.K.’s earlier unexpected vote to leave the European Union) an eye-opening manifestation of the populist and anti-globalization movements that were triggered in part by lingering economic weakness and extreme central bank monetary stimulus since the Great Recession nearly a decade ago. Years of low interest rates, market globalization, and corporate cost-cutting have benefited some segments of the world’s developed democracies much more than others. The others spoke up in June and November of 2016, voting for Brexit, then propelling Trump to victory.

Meanwhile, the global economy continued to rebound from setbacks a year ago, when concerns about China’s growth and plummeting oil prices affected the global economic outlook. China has stabilized, and oil prices climbed back on signs that the major oil-producing countries could cooperate on restricting crude oil supplies. Furthermore, major central banks, particularly in Europe and Japan, continued to provide massive monetary stimulus, supporting economic growth.

Trump’s victory unleashed potentially far-reaching ramifications and uncertainties that are still unfolding and could trigger bouts of short-term market volatility. In this unsettled environment, we strongly believe in staying the course and remaining focused on longer-term goals, using disciplined, actively managed, risk-aware strategies. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Portfolio Characteristics

Underlying Fund Allocations(1) as a % of net assets as of January 31, 2017
	One Choice In Retirement Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Equity
NT Core Equity Plus Fund	3.0%	3.0%	3.0%	3.0%	3.2%
NT Disciplined Growth Fund	1.5%	1.8%	2.1%	2.5%	2.9%
NT Equity Growth Fund	9.9%	9.7%	9.5%	9.3%	9.3%
NT Growth Fund	4.5%	5.0%	5.6%	6.8%	8.4%
NT Heritage Fund	2.3%	2.7%	3.7%	4.4%	4.6%
NT Large Company Value Fund	9.5%	9.5%	9.8%	10.0%	10.5%
NT Mid Cap Value Fund	4.5%	5.0%	5.7%	6.0%	6.0%
NT Small Company Fund	2.0%	1.9%	1.6%	2.2%	2.9%
NT Emerging Markets Fund	—	0.8%	1.8%	2.6%	3.0%
NT Global Real Estate Fund	1.0%	1.1%	1.4%	1.6%	1.9%
NT International Growth Fund	4.5%	4.7%	5.0%	5.5%	6.3%
NT International Small-Mid Cap Fund	—	0.2%	0.5%	0.8%	1.2%
NT International Value Fund	2.3%	2.6%	3.2%	3.9%	4.5%
Total Equity	45.0%	48.0%	52.9%	58.6%	64.7%
Fixed Income
High-Yield Fund	3.8%	3.8%	3.6%	3.3%	3.0%
Inflation-Adjusted Bond Fund	1.5%	2.3%	3.6%	4.6%	5.2%
NT Diversified Bond Fund	21.6%	21.0%	20.2%	18.3%	16.1%
Short Duration Inflation Protection Bond Fund	6.1%	5.1%	3.5%	2.0%	0.6%
Global Bond Fund	7.0%	6.5%	6.0%	5.4%	4.7%
International Bond Fund	5.0%	4.8%	4.2%	2.8%	0.8%
Total Fixed Income	45.0%	43.5%	41.1%	36.4%	30.4%
U.S. Government Money Market Fund	10.0%	8.5%	6.0%	5.0%	4.9%
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—(2)

(1)	Underlying fund investments represent Institutional Class, except U.S. Government Money Market Fund Investor Class.

(2)	Category is less than 0.05% of total net assets.

Underlying Fund Allocations(1) as a % of net assets as of January 31, 2017
	One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio
Equity
NT Core Equity Plus Fund	3.2%	3.7%	4.5%	4.5%	4.5%
NT Disciplined Growth Fund	3.1%	3.2%	3.3%	3.4%	3.5%
NT Equity Growth Fund	9.8%	10.2%	10.2%	10.5%	10.7%
NT Growth Fund	9.4%	10.2%	10.8%	10.7%	11.0%
NT Heritage Fund	5.5%	6.4%	6.6%	6.8%	6.8%
NT Large Company Value Fund	11.4%	12.6%	13.4%	13.9%	14.2%
NT Mid Cap Value Fund	6.3%	7.0%	6.9%	6.9%	6.8%
NT Small Company Fund	3.1%	3.0%	3.3%	3.8%	4.0%
NT Emerging Markets Fund	3.9%	4.8%	5.8%	6.4%	6.5%
NT Global Real Estate Fund	2.1%	2.4%	2.6%	2.9%	3.0%
NT International Growth Fund	6.7%	6.8%	6.7%	6.3%	6.0%
NT International Small-Mid Cap Fund	1.5%	1.8%	2.1%	2.4%	2.5%
NT International Value Fund	4.8%	5.0%	5.2%	5.4%	5.5%
Total Equity	70.8%	77.1%	81.4%	83.9%	85.0%
Fixed Income
High-Yield Fund	2.5%	2.1%	1.8%	1.6%	1.5%
Inflation-Adjusted Bond Fund	5.1%	4.3%	3.7%	3.2%	3.0%
NT Diversified Bond Fund	13.8%	11.6%	9.6%	8.2%	7.5%
Global Bond Fund	4.3%	3.9%	3.5%	3.1%	3.0%
Total Fixed Income	25.7%	21.9%	18.6%	16.1%	15.0%
U.S. Government Money Market Fund	3.5%	1.0%	—	—	—
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—(2)

(1)	Underlying fund investments represent Institutional Class, except U.S. Government Money Market Fund Investor Class.

(2)	Category is less than 0.05% of total net assets.

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century Investments funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2016 to January 31, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/16	Ending Account Value 1/31/17	Expenses Paid During Period(1) 8/1/16 - 1/31/17	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 8/1/16 - 1/31/17	Effective Annualized Expense Ratio(2)
One Choice In Retirement Portfolio
Actual
Investor Class	$1,000	$1,014.70	$1.02	0.20%	$4.11	0.81%
Institutional Class	$1,000	$1,015.70	$0.00	0.00%(3)	$3.10	0.61%
A Class	$1,000	$1,013.40	$2.28	0.45%	$5.38	1.06%
C Class	$1,000	$1,009.20	$6.08	1.20%	$9.17	1.81%
R Class	$1,000	$1,012.90	$3.55	0.70%	$6.65	1.31%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$4.13	0.81%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.11	0.61%
A Class	$1,000	$1,022.94	$2.29	0.45%	$5.40	1.06%
C Class	$1,000	$1,019.16	$6.11	1.20%	$9.20	1.81%
R Class	$1,000	$1,021.68	$3.57	0.70%	$6.67	1.31%
One Choice 2020 Portfolio
Actual
Investor Class	$1,000	$1,017.00	$1.02	0.20%	$4.22	0.83%
Institutional Class	$1,000	$1,017.30	$0.00	0.00%(3)	$3.20	0.63%
A Class	$1,000	$1,015.30	$2.29	0.45%	$5.49	1.08%
C Class	$1,000	$1,011.00	$6.08	1.20%	$9.28	1.83%
R Class	$1,000	$1,013.60	$3.55	0.70%	$6.75	1.33%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$4.23	0.83%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.21	0.63%
A Class	$1,000	$1,022.94	$2.29	0.45%	$5.50	1.08%
C Class	$1,000	$1,019.16	$6.11	1.20%	$9.30	1.83%
R Class	$1,000	$1,021.68	$3.57	0.70%	$6.77	1.33%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class's annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

	Beginning Account Value 8/1/16	Ending Account Value 1/31/17	Expenses Paid During Period(1) 8/1/16 - 1/31/17	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 8/1/16 - 1/31/17	Effective Annualized Expense Ratio(2)
One Choice 2025 Portfolio
Actual
Investor Class	$1,000	$1,018.60	$1.02	0.20%	$4.32	0.85%
Institutional Class	$1,000	$1,019.20	$0.00	0.00%(3)	$3.31	0.65%
A Class	$1,000	$1,017.50	$2.29	0.45%	$5.59	1.10%
C Class	$1,000	$1,013.40	$6.09	1.20%	$9.39	1.85%
R Class	$1,000	$1,015.70	$3.56	0.70%	$6.86	1.35%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$4.33	0.85%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.31	0.65%
A Class	$1,000	$1,022.94	$2.29	0.45%	$5.60	1.10%
C Class	$1,000	$1,019.16	$6.11	1.20%	$9.40	1.85%
R Class	$1,000	$1,021.68	$3.57	0.70%	$6.87	1.35%
One Choice 2030 Portfolio
Actual
Investor Class	$1,000	$1,023.10	$1.02	0.20%	$4.49	0.88%
Institutional Class	$1,000	$1,023.50	$0.00	0.00%(3)	$3.47	0.68%
A Class	$1,000	$1,021.50	$2.29	0.45%	$5.76	1.13%
C Class	$1,000	$1,017.90	$6.10	1.20%	$9.56	1.88%
R Class	$1,000	$1,020.60	$3.57	0.70%	$7.03	1.38%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$4.48	0.88%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.47	0.68%
A Class	$1,000	$1,022.94	$2.29	0.45%	$5.75	1.13%
C Class	$1,000	$1,019.16	$6.11	1.20%	$9.55	1.88%
R Class	$1,000	$1,021.68	$3.57	0.70%	$7.02	1.38%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class's annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

	Beginning Account Value 8/1/16	Ending Account Value 1/31/17	Expenses Paid During Period(1) 8/1/16 - 1/31/17	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 8/1/16 - 1/31/17	Effective Annualized Expense Ratio(2)
One Choice 2035 Portfolio
Actual
Investor Class	$1,000	$1,027.80	$1.02	0.20%	$4.60	0.90%
Institutional Class	$1,000	$1,028.50	$0.00	0.00%(3)	$3.58	0.70%
A Class	$1,000	$1,026.70	$2.30	0.45%	$5.87	1.15%
C Class	$1,000	$1,022.30	$6.12	1.20%	$9.68	1.90%
R Class	$1,000	$1,024.80	$3.57	0.70%	$7.15	1.40%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$4.58	0.90%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.57	0.70%
A Class	$1,000	$1,022.94	$2.29	0.45%	$5.85	1.15%
C Class	$1,000	$1,019.16	$6.11	1.20%	$9.65	1.90%
R Class	$1,000	$1,021.68	$3.57	0.70%	$7.12	1.40%
One Choice 2040 Portfolio
Actual
Investor Class	$1,000	$1,031.40	$1.02	0.20%	$4.76	0.93%
Institutional Class	$1,000	$1,032.70	$0.00	0.00%(3)	$3.74	0.73%
A Class	$1,000	$1,030.50	$2.30	0.45%	$6.04	1.18%
C Class	$1,000	$1,026.80	$6.13	1.20%	$9.86	1.93%
R Class	$1,000	$1,028.70	$3.58	0.70%	$7.31	1.43%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$4.74	0.93%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.72	0.73%
A Class	$1,000	$1,022.94	$2.29	0.45%	$6.01	1.18%
C Class	$1,000	$1,019.16	$6.11	1.20%	$9.80	1.93%
R Class	$1,000	$1,021.68	$3.57	0.70%	$7.27	1.43%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class's annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

	Beginning Account Value 8/1/16	Ending Account Value 1/31/17	Expenses Paid During Period(1) 8/1/16 - 1/31/17	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 8/1/16 - 1/31/17	Effective Annualized Expense Ratio(2)
One Choice 2045 Portfolio
Actual
Investor Class	$1,000	$1,035.60	$1.03	0.20%	$4.93	0.96%
Institutional Class	$1,000	$1,036.30	$0.00	0.00%(3)	$3.90	0.76%
A Class	$1,000	$1,033.70	$2.31	0.45%	$6.20	1.21%
C Class	$1,000	$1,029.90	$6.14	1.20%	$10.03	1.96%
R Class	$1,000	$1,033.10	$3.59	0.70%	$7.48	1.46%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$4.89	0.96%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.87	0.76%
A Class	$1,000	$1,022.94	$2.29	0.45%	$6.16	1.21%
C Class	$1,000	$1,019.16	$6.11	1.20%	$9.96	1.96%
R Class	$1,000	$1,021.68	$3.57	0.70%	$7.43	1.46%
One Choice 2050 Portfolio
Actual
Investor Class	$1,000	$1,037.90	$1.03	0.20%	$5.09	0.99%
Institutional Class	$1,000	$1,039.10	$0.00	0.00%(3)	$4.06	0.79%
A Class	$1,000	$1,036.10	$2.31	0.45%	$6.36	1.24%
C Class	$1,000	$1,032.40	$6.15	1.20%	$10.19	1.99%
R Class	$1,000	$1,035.20	$3.59	0.70%	$7.64	1.49%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$5.04	0.99%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$4.02	0.79%
A Class	$1,000	$1,022.94	$2.29	0.45%	$6.31	1.24%
C Class	$1,000	$1,019.16	$6.11	1.20%	$10.11	1.99%
R Class	$1,000	$1,021.68	$3.57	0.70%	$7.58	1.49%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class's annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

	Beginning Account Value 8/1/16	Ending Account Value 1/31/17	Expenses Paid During Period(1) 8/1/16 - 1/31/17	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 8/1/16 - 1/31/17	Effective Annualized Expense Ratio(2)
One Choice 2055 Portfolio
Actual
Investor Class	$1,000	$1,039.90	$1.03	0.20%	$5.14	1.00%
Institutional Class	$1,000	$1,041.20	$0.00	0.00%(3)	$4.12	0.80%
A Class	$1,000	$1,038.90	$2.31	0.45%	$6.42	1.25%
C Class	$1,000	$1,034.20	$6.15	1.20%	$10.25	2.00%
R Class	$1,000	$1,037.00	$3.59	0.70%	$7.70	1.50%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$5.09	1.00%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$4.08	0.80%
A Class	$1,000	$1,022.94	$2.29	0.45%	$6.36	1.25%
C Class	$1,000	$1,019.16	$6.11	1.20%	$10.16	2.00%
R Class	$1,000	$1,021.68	$3.57	0.70%	$7.63	1.50%
One Choice 2060 Portfolio
Actual
Investor Class	$1,000	$1,039.90	$1.03	0.20%	$5.19	1.01%
Institutional Class	$1,000	$1,041.90	$0.00	0.00%(3)	$4.17	0.81%
A Class	$1,000	$1,039.20	$2.31	0.45%	$6.48	1.26%
C Class	$1,000	$1,034.90	$6.15	1.20%	$10.31	2.01%
R Class	$1,000	$1,037.60	$3.60	0.70%	$7.76	1.51%
Hypothetical
Investor Class	$1,000	$1,024.20	$1.02	0.20%	$5.14	1.01%
Institutional Class	$1,000	$1,025.21	$0.00	0.00%(3)	$4.13	0.81%
A Class	$1,000	$1,022.94	$2.29	0.45%	$6.41	1.26%
C Class	$1,000	$1,019.16	$6.11	1.20%	$10.21	2.01%
R Class	$1,000	$1,021.68	$3.57	0.70%	$7.68	1.51%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class's annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

Schedules of Investments

JANUARY 31, 2017 (UNAUDITED)

One Choice In Retirement Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 37.2%
NT Core Equity Plus Fund Institutional Class	3,796,802	$55,015,667
NT Disciplined Growth Fund Institutional Class	2,617,798	27,643,950
NT Equity Growth Fund Institutional Class	14,793,080	182,398,681
NT Growth Fund Institutional Class	5,441,283	82,544,265
NT Heritage Fund Institutional Class	3,275,445	41,434,385
NT Large Company Value Fund Institutional Class	14,995,758	173,650,873
NT Mid Cap Value Fund Institutional Class	6,083,158	82,365,964
NT Small Company Fund Institutional Class	3,670,257	36,702,568
		681,756,353
Domestic Fixed Income Funds — 33.0%
High-Yield Fund Institutional Class	12,161,650	69,686,256
Inflation-Adjusted Bond Fund Institutional Class	2,372,578	27,616,813
NT Diversified Bond Fund Institutional Class	37,218,776	396,007,778
Short Duration Inflation Protection Bond Fund Institutional Class	10,808,022	111,971,109
		605,281,956
International Fixed Income Funds — 12.0%
Global Bond Fund Institutional Class	12,791,898	128,046,903
International Bond Fund Institutional Class(2)	7,542,232	92,241,503
		220,288,406
Money Market Funds — 10.0%
U.S. Government Money Market Fund Investor Class	183,039,555	183,039,555
International Equity Funds — 7.8%
NT Global Real Estate Fund Institutional Class	2,028,225	18,254,027
NT International Growth Fund Institutional Class	8,202,996	82,440,107
NT International Value Fund Institutional Class	4,566,240	41,141,820
		141,835,954
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,654,074,281)		1,832,202,224
OTHER ASSETS AND LIABILITIES†		21
TOTAL NET ASSETS — 100.0%		$1,832,202,245

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

See Notes to Financial Statements.

JANUARY 31, 2017 (UNAUDITED)

One Choice 2020 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 38.6%
NT Core Equity Plus Fund Institutional Class	4,044,788	$58,608,978
NT Disciplined Growth Fund Institutional Class	3,213,256	33,931,986
NT Equity Growth Fund Institutional Class	15,363,774	189,435,338
NT Growth Fund Institutional Class	6,446,776	97,797,590
NT Heritage Fund Institutional Class	4,200,533	53,136,745
NT Large Company Value Fund Institutional Class	15,943,047	184,620,479
NT Mid Cap Value Fund Institutional Class	7,193,267	97,396,834
NT Small Company Fund Institutional Class	3,615,896	36,158,964
		751,086,914
Domestic Fixed Income Funds — 32.2%
High-Yield Fund Institutional Class	12,780,610	73,232,898
Inflation-Adjusted Bond Fund Institutional Class	3,932,488	45,774,158
NT Diversified Bond Fund Institutional Class	38,424,404	408,835,660
Short Duration Inflation Protection Bond Fund Institutional Class	9,699,952	100,491,502
		628,334,218
International Fixed Income Funds — 11.3%
Global Bond Fund Institutional Class	12,826,189	128,390,150
International Bond Fund Institutional Class(2)	7,566,172	92,534,283
		220,924,433
International Equity Funds — 9.4%
NT Emerging Markets Fund Institutional Class	1,379,571	14,885,568
NT Global Real Estate Fund Institutional Class	2,479,140	22,312,260
NT International Growth Fund Institutional Class	8,988,583	90,335,262
NT International Small-Mid Cap Fund Institutional Class	367,636	3,823,415
NT International Value Fund Institutional Class	5,662,711	51,021,026
		182,377,531
Money Market Funds — 8.5%
U.S. Government Money Market Fund Investor Class	165,018,705	165,018,705
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,792,049,727)		1,947,741,801
OTHER ASSETS AND LIABILITIES†		1,026
TOTAL NET ASSETS — 100.0%		$1,947,742,827

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

See Notes to Financial Statements.

JANUARY 31, 2017 (UNAUDITED)

One Choice 2025 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 41.0%
NT Core Equity Plus Fund Institutional Class	5,835,284	$84,553,267
NT Disciplined Growth Fund Institutional Class	5,623,434	59,383,463
NT Equity Growth Fund Institutional Class	21,672,909	267,226,969
NT Growth Fund Institutional Class	10,492,300	159,168,193
NT Heritage Fund Institutional Class	8,151,752	103,119,658
NT Large Company Value Fund Institutional Class	23,707,350	274,531,116
NT Mid Cap Value Fund Institutional Class	11,970,931	162,086,399
NT Small Company Fund Institutional Class	4,484,329	44,843,289
		1,154,912,354
Domestic Fixed Income Funds — 30.9%
High-Yield Fund Institutional Class	17,435,834	99,907,327
Inflation-Adjusted Bond Fund Institutional Class	8,652,356	100,713,427
NT Diversified Bond Fund Institutional Class	53,468,967	568,909,813
Short Duration Inflation Protection Bond Fund Institutional Class	9,615,420	99,615,746
		869,146,313
International Equity Funds — 11.9%
NT Emerging Markets Fund Institutional Class	4,582,624	49,446,508
NT Global Real Estate Fund Institutional Class	4,355,260	39,197,337
NT International Growth Fund Institutional Class	14,052,052	141,223,125
NT International Small-Mid Cap Fund Institutional Class	1,383,562	14,389,043
NT International Value Fund Institutional Class	10,129,783	91,269,348
		335,525,361
International Fixed Income Funds — 10.2%
Global Bond Fund Institutional Class	16,723,612	167,403,358
International Bond Fund Institutional Class(2)	9,726,392	118,953,773
		286,357,131
Money Market Funds — 6.0%
U.S. Government Money Market Fund Investor Class	168,227,545	168,227,545
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,500,918,506)		2,814,168,704
OTHER ASSETS AND LIABILITIES†		(64,154)
TOTAL NET ASSETS — 100.0%		$2,814,104,550

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

See Notes to Financial Statements.

JANUARY 31, 2017 (UNAUDITED)

One Choice 2030 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 44.2%
NT Core Equity Plus Fund Institutional Class	4,371,951	$63,349,569
NT Disciplined Growth Fund Institutional Class	4,992,878	52,724,787
NT Equity Growth Fund Institutional Class	16,019,192	197,516,637
NT Growth Fund Institutional Class	9,437,419	143,165,643
NT Heritage Fund Institutional Class	7,277,347	92,058,443
NT Large Company Value Fund Institutional Class	18,340,579	212,383,905
NT Mid Cap Value Fund Institutional Class	9,344,925	126,530,284
NT Small Company Fund Institutional Class	4,634,214	46,342,144
		934,071,412
Domestic Fixed Income Funds — 28.2%
High-Yield Fund Institutional Class	12,120,265	69,449,120
Inflation-Adjusted Bond Fund Institutional Class	8,287,662	96,468,381
NT Diversified Bond Fund Institutional Class	36,433,874	387,656,421
Short Duration Inflation Protection Bond Fund Institutional Class	4,052,932	41,988,376
		595,562,298
International Equity Funds — 14.4%
NT Emerging Markets Fund Institutional Class	5,050,641	54,496,418
NT Global Real Estate Fund Institutional Class	3,838,225	34,544,022
NT International Growth Fund Institutional Class	11,571,156	116,290,122
NT International Small-Mid Cap Fund Institutional Class	1,684,268	17,516,387
NT International Value Fund Institutional Class	9,032,220	81,380,302
		304,227,251
International Fixed Income Funds — 8.2%
Global Bond Fund Institutional Class	11,281,878	112,931,599
International Bond Fund Institutional Class(2)	4,851,911	59,338,874
		172,270,473
Money Market Funds — 5.0%
U.S. Government Money Market Fund Investor Class	104,886,105	104,886,105
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,943,396,737)		2,111,017,539
OTHER ASSETS AND LIABILITIES†		284
TOTAL NET ASSETS — 100.0%		$2,111,017,823

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

See Notes to Financial Statements.

JANUARY 31, 2017 (UNAUDITED)

One Choice 2035 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 47.8%
NT Core Equity Plus Fund Institutional Class	5,173,631	$74,965,909
NT Disciplined Growth Fund Institutional Class	6,318,518	66,723,546
NT Equity Growth Fund Institutional Class	17,323,754	213,601,888
NT Growth Fund Institutional Class	12,830,058	194,631,980
NT Heritage Fund Institutional Class	8,329,389	105,366,770
NT Large Company Value Fund Institutional Class	20,846,813	241,406,097
NT Mid Cap Value Fund Institutional Class	10,187,220	137,934,958
NT Small Company Fund Institutional Class	6,755,017	67,550,167
		1,102,181,315
Domestic Fixed Income Funds — 24.9%
High-Yield Fund Institutional Class	11,984,104	68,668,917
Inflation-Adjusted Bond Fund Institutional Class	10,311,838	120,029,793
NT Diversified Bond Fund Institutional Class	34,820,371	370,488,750
Short Duration Inflation Protection Bond Fund Institutional Class	1,428,508	14,799,345
		573,986,805
International Equity Funds — 16.9%
NT Emerging Markets Fund Institutional Class	6,514,605	70,292,588
NT Global Real Estate Fund Institutional Class	4,856,683	43,710,146
NT International Growth Fund Institutional Class	14,492,487	145,649,495
NT International Small-Mid Cap Fund Institutional Class	2,577,494	26,805,938
NT International Value Fund Institutional Class	11,495,486	103,574,332
		390,032,499
International Fixed Income Funds — 5.5%
Global Bond Fund Institutional Class	10,781,105	107,918,865
International Bond Fund Institutional Class(2)	1,508,273	18,446,185
		126,365,050
Money Market Funds — 4.9%
U.S. Government Money Market Fund Investor Class	113,990,436	113,990,436
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,044,570,751)		2,306,556,105
OTHER ASSETS AND LIABILITIES†		26,387
TOTAL NET ASSETS — 100.0%		$2,306,582,492

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

See Notes to Financial Statements.

JANUARY 31, 2017 (UNAUDITED)

One Choice 2040 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 51.8%
NT Core Equity Plus Fund Institutional Class	3,481,544	$50,447,571
NT Disciplined Growth Fund Institutional Class	4,579,772	48,362,396
NT Equity Growth Fund Institutional Class	12,305,738	151,729,746
NT Growth Fund Institutional Class	9,648,965	146,374,803
NT Heritage Fund Institutional Class	6,761,516	85,533,176
NT Large Company Value Fund Institutional Class	15,468,363	179,123,641
NT Mid Cap Value Fund Institutional Class	7,230,273	97,897,900
NT Small Company Fund Institutional Class	4,893,397	48,933,967
		808,403,200
Domestic Fixed Income Funds — 21.4%
High-Yield Fund Institutional Class	6,875,532	39,396,800
Inflation-Adjusted Bond Fund Institutional Class	6,885,682	80,149,344
NT Diversified Bond Fund Institutional Class	20,202,697	214,956,696
		334,502,840
International Equity Funds — 19.0%
NT Emerging Markets Fund Institutional Class	5,551,943	59,905,467
NT Global Real Estate Fund Institutional Class	3,688,005	33,192,047
NT International Growth Fund Institutional Class	10,422,644	104,747,577
NT International Small-Mid Cap Fund Institutional Class	2,205,445	22,936,632
NT International Value Fund Institutional Class	8,327,450	75,030,321
		295,812,044
International Fixed Income Funds — 4.3%
Global Bond Fund Institutional Class	6,639,085	66,457,240
Money Market Funds — 3.5%
U.S. Government Money Market Fund Investor Class	54,185,523	54,185,523
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,429,015,681)		1,559,360,847
OTHER ASSETS AND LIABILITIES†		(19,760)
TOTAL NET ASSETS — 100.0%		$1,559,341,087

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2017 (UNAUDITED)

One Choice 2045 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 56.3%
NT Core Equity Plus Fund Institutional Class	4,221,548	$61,170,236
NT Disciplined Growth Fund Institutional Class	5,014,890	52,957,239
NT Equity Growth Fund Institutional Class	13,585,332	167,507,139
NT Growth Fund Institutional Class	11,052,320	167,663,695
NT Heritage Fund Institutional Class	8,314,365	105,176,722
NT Large Company Value Fund Institutional Class	17,777,959	205,868,760
NT Mid Cap Value Fund Institutional Class	8,419,852	114,004,798
NT Small Company Fund Institutional Class	4,877,005	48,770,048
		923,118,637
International Equity Funds — 20.8%
NT Emerging Markets Fund Institutional Class	7,268,333	78,425,309
NT Global Real Estate Fund Institutional Class	4,341,573	39,074,159
NT International Growth Fund Institutional Class	11,155,939	112,117,186
NT International Small-Mid Cap Fund Institutional Class	2,814,210	29,267,779
NT International Value Fund Institutional Class	9,103,639	82,023,784
		340,908,217
Domestic Fixed Income Funds — 18.0%
High-Yield Fund Institutional Class	6,083,969	34,861,144
Inflation-Adjusted Bond Fund Institutional Class	6,041,287	70,320,584
NT Diversified Bond Fund Institutional Class	17,789,304	189,278,197
		294,459,925
International Fixed Income Funds — 3.9%
Global Bond Fund Institutional Class	6,360,999	63,673,599
Money Market Funds — 1.0%
U.S. Government Money Market Fund Investor Class	16,000,997	16,000,997
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,448,276,302)		1,638,161,375
OTHER ASSETS AND LIABILITIES†		14,048
TOTAL NET ASSETS — 100.0%		$1,638,175,423

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2017 (UNAUDITED)

One Choice 2050 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 59.0%
NT Core Equity Plus Fund Institutional Class	2,878,090	$41,703,517
NT Disciplined Growth Fund Institutional Class	2,935,335	30,997,137
NT Equity Growth Fund Institutional Class	7,703,864	94,988,639
NT Growth Fund Institutional Class	6,574,819	99,740,002
NT Heritage Fund Institutional Class	4,839,274	61,216,820
NT Large Company Value Fund Institutional Class	10,722,571	124,167,373
NT Mid Cap Value Fund Institutional Class	4,733,030	64,085,221
NT Small Company Fund Institutional Class	3,012,105	30,121,049
		547,019,758
International Equity Funds — 22.4%
NT Emerging Markets Fund Institutional Class	4,970,767	53,634,578
NT Global Real Estate Fund Institutional Class	2,729,096	24,561,866
NT International Growth Fund Institutional Class	6,196,408	62,273,902
NT International Small-Mid Cap Fund Institutional Class	1,864,688	19,392,757
NT International Value Fund Institutional Class	5,363,682	48,326,778
		208,189,881
Domestic Fixed Income Funds — 15.1%
High-Yield Fund Institutional Class	2,972,918	17,034,818
Inflation-Adjusted Bond Fund Institutional Class	2,947,107	34,304,325
NT Diversified Bond Fund Institutional Class	8,344,961	88,790,385
		140,129,528
International Fixed Income Funds — 3.5%
Global Bond Fund Institutional Class	3,265,973	32,692,395
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $854,634,592)		928,031,562
OTHER ASSETS AND LIABILITIES†		3,233
TOTAL NET ASSETS — 100.0%		$928,034,795

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2017 (UNAUDITED)

One Choice 2055 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 60.5%
NT Core Equity Plus Fund Institutional Class	1,308,033	$18,953,403
NT Disciplined Growth Fund Institutional Class	1,377,067	14,541,829
NT Equity Growth Fund Institutional Class	3,595,155	44,328,263
NT Growth Fund Institutional Class	3,007,669	45,626,335
NT Heritage Fund Institutional Class	2,266,541	28,671,744
NT Large Company Value Fund Institutional Class	5,107,067	59,139,835
NT Mid Cap Value Fund Institutional Class	2,148,504	29,090,745
NT Small Company Fund Institutional Class	1,589,061	15,890,613
		256,242,767
International Equity Funds — 23.4%
NT Emerging Markets Fund Institutional Class	2,498,875	26,962,865
NT Global Real Estate Fund Institutional Class	1,366,547	12,298,920
NT International Growth Fund Institutional Class	2,652,138	26,653,989
NT International Small-Mid Cap Fund Institutional Class	966,954	10,056,325
NT International Value Fund Institutional Class	2,535,750	22,847,110
		98,819,209
Domestic Fixed Income Funds — 13.0%
High-Yield Fund Institutional Class	1,177,391	6,746,451
Inflation-Adjusted Bond Fund Institutional Class	1,163,399	13,541,964
NT Diversified Bond Fund Institutional Class	3,253,194	34,613,985
		54,902,400
International Fixed Income Funds — 3.1%
Global Bond Fund Institutional Class	1,330,024	13,313,538
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $407,165,656)		423,277,914
OTHER ASSETS AND LIABILITIES†		105
TOTAL NET ASSETS — 100.0%		$423,278,019

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JANUARY 31, 2017 (UNAUDITED)

One Choice 2060 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 61.5%
NT Core Equity Plus Fund Institutional Class	50,007	$724,602
NT Disciplined Growth Fund Institutional Class	53,448	564,408
NT Equity Growth Fund Institutional Class	140,531	1,732,747
NT Growth Fund Institutional Class	116,956	1,774,217
NT Heritage Fund Institutional Class	86,200	1,090,430
NT Large Company Value Fund Institutional Class	198,703	2,300,982
NT Mid Cap Value Fund Institutional Class	80,521	1,090,254
NT Small Company Fund Institutional Class	64,834	648,337
		9,925,977
International Equity Funds — 23.5%
NT Emerging Markets Fund Institutional Class	96,996	1,046,582
NT Global Real Estate Fund Institutional Class	54,117	487,049
NT International Growth Fund Institutional Class	96,498	969,807
NT International Small-Mid Cap Fund Institutional Class	38,754	403,039
NT International Value Fund Institutional Class	98,155	884,374
		3,790,851
Domestic Fixed Income Funds — 12.0%
High-Yield Fund Institutional Class	42,339	242,604
Inflation-Adjusted Bond Fund Institutional Class	41,679	485,140
NT Diversified Bond Fund Institutional Class	114,202	1,215,105
		1,942,849
International Fixed Income Funds — 3.0%
Global Bond Fund Institutional Class	48,431	484,790
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $15,479,488)		16,144,467
OTHER ASSETS AND LIABILITIES†		1
TOTAL NET ASSETS — 100.0%		$16,144,468

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

Statements of Assets and Liabilities

JANUARY 31, 2017 (UNAUDITED)
	One Choice In Retirement Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,654,074,281, $1,792,049,727 and $2,500,918,506, respectively)	$1,832,202,224	$1,947,741,801	$2,814,168,704
Cash	373,331	337,418	510,541
Receivable for investments sold	2,329,131	964,193	4,815,349
Receivable for capital shares sold	2,232,384	2,904,140	2,977,956
Distributions receivable from affiliates	1,001,138	1,033,167	1,418,088
	1,838,138,208	1,952,980,719	2,823,890,638

Liabilities
Payable for investments purchased	1,001,056	1,033,078	1,417,952
Payable for capital shares redeemed	4,549,170	3,856,177	7,837,169
Accrued administrative fees	228,501	205,022	322,923
Distribution and service fees payable	157,236	143,615	208,044
	5,935,963	5,237,892	9,786,088

Net Assets	$1,832,202,245	$1,947,742,827	$2,814,104,550

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,675,414,947	$1,795,150,681	$2,518,574,968
Undistributed net investment income	676,541	1,136,274	857,664
Accumulated net realized loss	(22,017,186)	(4,236,202)	(18,578,280)
Net unrealized appreciation	178,127,943	155,692,074	313,250,198
	$1,832,202,245	$1,947,742,827	$2,814,104,550

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice In Retirement Portfolio
Investor Class, $0.01 Par Value	$819,907,532	65,077,346	$12.60
Institutional Class, $0.01 Par Value	$491,300,245	38,982,730	$12.60
A Class, $0.01 Par Value	$324,666,330	25,760,047	$12.60*
C Class, $0.01 Par Value	$9,172,812	730,047	$12.56
R Class, $0.01 Par Value	$187,155,326	14,870,118	$12.59
One Choice 2020 Portfolio
Investor Class, $0.01 Par Value	$701,679,650	59,535,653	$11.79
Institutional Class, $0.01 Par Value	$742,314,947	62,998,028	$11.78
A Class, $0.01 Par Value	$348,091,908	29,553,671	$11.78*
C Class, $0.01 Par Value	$7,995,477	676,983	$11.81
R Class, $0.01 Par Value	$147,660,845	12,537,702	$11.78
One Choice 2025 Portfolio
Investor Class, $0.01 Par Value	$1,162,325,594	83,765,638	$13.88
Institutional Class, $0.01 Par Value	$916,458,858	66,053,388	$13.87
A Class, $0.01 Par Value	$508,324,680	36,633,357	$13.88*
C Class, $0.01 Par Value	$7,870,846	566,065	$13.90
R Class, $0.01 Par Value	$219,124,572	15,798,011	$13.87

*	Maximum offering price $13.37, $12.50 and $14.73 (net asset value divided by 0.9425) for One Choice In Retirement Portfolio, One Choice 2020 Portfolio and One Choice 2025 Portfolio, respectively.
See Notes to Financial Statements.

JANUARY 31, 2017 (UNAUDITED)
	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,943,396,737, $2,044,570,751 and $1,429,015,681, respectively)	$2,111,017,539	$2,306,556,105	$1,559,360,847
Cash	377,974	431,807	266,836
Receivable for investments sold	1,340,699	2,589,020	440,332
Receivable for capital shares sold	2,967,811	3,241,380	2,711,654
Distributions receivable from affiliates	967,214	937,162	538,017
	2,116,671,237	2,313,755,474	1,563,317,686

Liabilities
Payable for investments purchased	967,118	937,073	537,963
Payable for capital shares redeemed	4,302,217	5,789,647	3,162,844
Accrued administrative fees	219,822	262,477	159,009
Distribution and service fees payable	164,257	183,785	116,783
	5,653,414	7,172,982	3,976,599

Net Assets	$2,111,017,823	$2,306,582,492	$1,559,341,087

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,944,156,493	$2,052,037,572	$1,427,924,281
Undistributed net investment income	1,220,725	1,219,603	1,057,366
Accumulated undistributed net realized gain (loss)	(1,980,197)	(8,660,037)	14,274
Net unrealized appreciation	167,620,802	261,985,354	130,345,166
	$2,111,017,823	$2,306,582,492	$1,559,341,087

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2030 Portfolio
Investor Class, $0.01 Par Value	$715,502,487	59,680,089	$11.99
Institutional Class, $0.01 Par Value	$813,909,923	67,923,620	$11.98
A Class, $0.01 Par Value	$403,452,581	33,697,057	$11.97*
C Class, $0.01 Par Value	$6,150,559	512,154	$12.01
R Class, $0.01 Par Value	$172,002,273	14,360,947	$11.98
One Choice 2035 Portfolio
Investor Class, $0.01 Par Value	$902,060,986	60,699,587	$14.86
Institutional Class, $0.01 Par Value	$758,848,280	51,025,344	$14.87
A Class, $0.01 Par Value	$434,093,666	29,210,853	$14.86*
C Class, $0.01 Par Value	$5,860,202	393,842	$14.88
R Class, $0.01 Par Value	$205,719,358	13,842,371	$14.86
One Choice 2040 Portfolio
Investor Class, $0.01 Par Value	$524,982,621	42,267,222	$12.42
Institutional Class, $0.01 Par Value	$617,777,485	49,748,869	$12.42
A Class, $0.01 Par Value	$286,590,312	23,083,049	$12.42*
C Class, $0.01 Par Value	$3,852,370	309,962	$12.43
R Class, $0.01 Par Value	$126,138,299	10,163,636	$12.41

*	Maximum offering price $12.70, $15.77 and $13.18 (net asset value divided by 0.9425) for One Choice 2030 Portfolio, One Choice 2035 Portfolio and One Choice 2040 Portfolio, respectively.

See Notes to Financial Statements.

JANUARY 31, 2017 (UNAUDITED)
	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,448,276,302, $854,634,592 and $407,165,656, respectively)	$1,638,161,375	$928,031,562	$423,277,914
Cash	290,756	157,483	70,638
Receivable for investments sold	2,372,060	455,726	—
Receivable for capital shares sold	2,168,781	1,957,451	2,399,891
Distributions receivable from affiliates	470,898	222,485	86,072
	1,643,463,870	930,824,707	425,834,515

Liabilities
Payable for investments purchased	470,844	222,458	1,561,369
Payable for capital shares redeemed	4,516,428	2,404,737	922,087
Accrued administrative fees	178,581	94,130	39,394
Distribution and service fees payable	122,594	68,587	33,646
	5,288,447	2,789,912	2,556,496

Net Assets	$1,638,175,423	$928,034,795	$423,278,019

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,453,312,498	$855,350,912	$406,030,357
Undistributed net investment income	720,766	1,001,059	16,640
Accumulated undistributed net realized gain (loss)	(5,742,914)	(1,714,146)	1,118,764
Net unrealized appreciation	189,885,073	73,396,970	16,112,258
	$1,638,175,423	$928,034,795	$423,278,019

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2045 Portfolio
Investor Class, $0.01 Par Value	$624,237,805	40,382,487	$15.46
Institutional Class, $0.01 Par Value	$582,243,644	37,639,825	$15.47
A Class, $0.01 Par Value	$290,484,526	18,800,916	$15.45*
C Class, $0.01 Par Value	$3,171,521	204,839	$15.48
R Class, $0.01 Par Value	$138,037,927	8,929,554	$15.46
One Choice 2050 Portfolio
Investor Class, $0.01 Par Value	$312,163,146	25,018,250	$12.48
Institutional Class, $0.01 Par Value	$370,652,345	29,680,917	$12.49
A Class, $0.01 Par Value	$169,948,921	13,624,360	$12.47*
C Class, $0.01 Par Value	$1,898,139	151,808	$12.50
R Class, $0.01 Par Value	$73,372,244	5,880,110	$12.48
One Choice 2055 Portfolio
Investor Class, $0.01 Par Value	$118,704,081	8,944,750	$13.27
Institutional Class, $0.01 Par Value	$185,731,776	13,998,758	$13.27
A Class, $0.01 Par Value	$76,447,925	5,765,402	$13.26*
C Class, $0.01 Par Value	$736,705	55,549	$13.26
R Class, $0.01 Par Value	$41,657,532	3,139,241	$13.27

*	Maximum offering price $16.39, $13.23 and $14.07 (net asset value divided by 0.9425) for One Choice 2045 Portfolio, One Choice 2050 Portfolio and One Choice 2055 Portfolio, respectively.

See Notes to Financial Statements.

JANUARY 31, 2017 (UNAUDITED)
One Choice 2060 Portfolio
Assets
Investment securities in affiliates, at value (cost of $15,479,488)	$16,144,467
Cash	2,502
Receivable for capital shares sold	84,236
Distributions receivable from affiliates	2,870
16,234,075

Liabilities
Payable for investments purchased	78,746
Payable for capital shares redeemed	8,268
Accrued administrative fees	1,434
Distribution and service fees payable	1,159
89,607

Net Assets	$16,144,468

Net Assets Consist of:
Capital (par value and paid-in surplus)	$15,350,471
Undistributed net investment income	419
Undistributed net realized gain	128,599
Net unrealized appreciation	664,979
$16,144,468

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2060 Portfolio
Investor Class, $0.01 Par Value	$5,214,331	465,015	$11.21
Institutional Class, $0.01 Par Value	$6,969,041	621,202	$11.22
A Class, $0.01 Par Value	$2,078,360	185,413	$11.21*
C Class, $0.01 Par Value	$55,060	4,916	$11.20
R Class, $0.01 Par Value	$1,827,676	163,049	$11.21

*	Maximum offering price $11.89 (net asset value divided by 0.9425) for One Choice 2060 Portfolio.

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2017 (UNAUDITED)
	One Choice In Retirement Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$17,621,818	$18,692,767	$28,135,474

Expenses:
Administrative fees:
Investor Class	829,513	692,552	1,158,463
A Class	344,342	348,486	523,796
C Class	9,482	7,780	7,754
R Class	192,745	150,924	219,178
Distribution and service fees:
A Class	430,428	435,607	654,745
C Class	47,411	38,900	38,771
R Class	481,862	377,310	547,944
Directors' fees and expenses	30,553	31,205	45,421
	2,366,336	2,082,764	3,196,072

Net investment income (loss)	15,255,482	16,610,003	24,939,402

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(2,564,026)	(1,342,425)	1,409,797
Capital gain distributions received from underlying funds	13,316,545	14,699,958	23,462,287
	10,752,519	13,357,533	24,872,084

Change in net unrealized appreciation (depreciation) on investments in underlying funds	462,164	1,171,220	1,437,841

Net realized and unrealized gain (loss) on affiliates	11,214,683	14,528,753	26,309,925

Net Increase (Decrease) in Net Assets Resulting from Operations	$26,470,165	$31,138,756	$51,249,327

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2017 (UNAUDITED)
	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$21,130,208	$24,035,562	$16,094,737

Expenses:
Administrative fees:
Investor Class	698,162	910,644	543,487
A Class	395,921	439,383	279,051
C Class	6,516	6,143	3,477
R Class	170,243	205,188	125,255
Distribution and service fees:
A Class	494,902	549,228	348,814
C Class	32,580	30,715	17,387
R Class	425,608	512,971	313,138
Directors' fees and expenses	32,870	37,130	24,859
	2,256,802	2,691,402	1,655,468

Net investment income (loss)	18,873,406	21,344,160	14,439,269

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(1,499,778)	(1,659,767)	(3,721,808)
Capital gain distributions received from underlying funds	18,599,886	21,716,966	15,884,990
	17,100,108	20,057,199	12,163,182

Change in net unrealized appreciation (depreciation) on investments in underlying funds	10,883,301	20,849,764	21,145,377

Net realized and unrealized gain (loss) on affiliates	27,983,409	40,906,963	33,308,559

Net Increase (Decrease) in Net Assets Resulting from Operations	$46,856,815	$62,251,123	$47,747,828

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2017 (UNAUDITED)
	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$17,251,343	$9,592,496	$4,234,134

Expenses:
Administrative fees:
Investor Class	658,634	331,855	113,263
A Class	291,925	165,480	70,535
C Class	3,011	1,948	673
R Class	135,997	71,377	37,764
Distribution and service fees:
A Class	364,906	206,850	88,168
C Class	15,056	9,740	3,363
R Class	339,994	178,443	94,410
Directors' fees and expenses	26,844	14,976	6,275
	1,836,367	980,669	414,451

Net investment income (loss)	15,414,976	8,611,827	3,819,683

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(3,232,249)	(4,523,976)	(1,491,191)
Capital gain distributions received from underlying funds	18,732,957	10,862,140	4,976,222
	15,500,708	6,338,164	3,485,031

Change in net unrealized appreciation (depreciation) on investments in underlying funds	24,909,805	18,878,275	8,507,624

Net realized and unrealized gain (loss) on affiliates	40,410,513	25,216,439	11,992,655

Net Increase (Decrease) in Net Assets Resulting from Operations	$55,825,489	$33,828,266	$15,812,338

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2017 (UNAUDITED)
One Choice 2060 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$125,887

Expenses:
Administrative fees:
Investor Class	2,768
A Class	2,424
C Class	38
R Class	1,132
Distribution and service fees:
A Class	3,029
C Class	193
R Class	2,829
Directors' fees and expenses	152
12,565

Net investment income (loss)	113,322

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(22,352)
Capital gain distributions received from underlying funds	168,992
146,640

Change in net unrealized appreciation (depreciation) on investments in underlying funds	297,293

Net realized and unrealized gain (loss) on affiliates	443,933

Net Increase (Decrease) in Net Assets Resulting from Operations	$557,255

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2017 (UNAUDITED) AND YEAR ENDED JULY 31, 2016
	One Choice In Retirement Portfolio		One Choice 2020 Portfolio
Increase (Decrease) in Net Assets	January 31, 2017	July 31, 2016	January 31, 2017	July 31, 2016
Operations
Net investment income (loss)	$15,255,482	$31,362,665	$16,610,003	$30,369,168
Net realized gain (loss)	10,752,519	25,293,988	13,357,533	27,573,896
Change in net unrealized appreciation (depreciation)	462,164	(7,958,382)	1,171,220	(2,656,937)
Net increase (decrease) in net assets resulting from operations	26,470,165	48,698,271	31,138,756	55,286,127

Distributions to Shareholders
From net investment income:
Investor Class	(6,698,790)	(14,010,410)	(8,941,597)	(10,178,870)
Institutional Class	(4,461,469)	(9,054,714)	(10,904,282)	(10,795,256)
A Class	(2,326,484)	(5,844,559)	(3,716,456)	(4,861,193)
C Class	(33,402)	(63,174)	(22,952)	(62,207)
R Class	(1,058,796)	(2,735,667)	(1,178,567)	(1,840,522)
From net realized gains:
Investor Class	(13,389,258)	(776,376)	(13,303,491)	(21,173,288)
Institutional Class	(7,926,227)	(442,736)	(14,052,659)	(20,019,050)
A Class	(5,503,052)	(384,045)	(6,845,948)	(11,933,341)
C Class	(152,977)	(7,711)	(148,391)	(331,822)
R Class	(3,072,942)	(215,775)	(2,849,428)	(5,510,819)
Decrease in net assets from distributions	(44,623,397)	(33,535,167)	(61,963,771)	(86,706,368)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(69,636,116)	(83,694,957)	58,292,642	223,623,193

Net increase (decrease) in net assets	(87,789,348)	(68,531,853)	27,467,627	192,202,952

Net Assets
Beginning of period	1,919,991,593	1,988,523,446	1,920,275,200	1,728,072,248
End of period	$1,832,202,245	$1,919,991,593	$1,947,742,827	$1,920,275,200

Undistributed net investment income	$676,541	—	$1,136,274	$9,290,125

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2017 (UNAUDITED) AND YEAR ENDED JULY 31, 2016
	One Choice 2025 Portfolio		One Choice 2030 Portfolio
Increase (Decrease) in Net Assets	January 31, 2017	July 31, 2016	January 31, 2017	July 31, 2016
Operations
Net investment income (loss)	$24,939,402	$45,906,223	$18,873,406	$32,293,453
Net realized gain (loss)	24,872,084	50,036,282	17,100,108	32,300,880
Change in net unrealized appreciation (depreciation)	1,437,841	(22,192,028)	10,883,301	(13,373,514)
Net increase (decrease) in net assets resulting from operations	51,249,327	73,750,477	46,856,815	51,220,819

Distributions to Shareholders
From net investment income:
Investor Class	(14,549,186)	(17,840,512)	(8,241,152)	(10,282,680)
Institutional Class	(12,925,259)	(13,300,403)	(10,829,002)	(11,447,909)
A Class	(5,284,473)	(7,799,325)	(3,836,628)	(5,475,848)
C Class	(20,089)	(50,260)	(12,160)	(39,504)
R Class	(1,655,843)	(2,671,460)	(1,169,843)	(2,059,631)
From net realized gains:
Investor Class	(22,644,776)	(47,092,035)	(13,670,618)	(24,531,253)
Institutional Class	(17,367,338)	(31,338,825)	(15,377,439)	(24,435,654)
A Class	(10,258,095)	(24,223,830)	(8,067,012)	(15,314,491)
C Class	(150,507)	(331,737)	(127,837)	(228,955)
R Class	(4,265,814)	(10,071,326)	(3,354,212)	(6,959,318)
Decrease in net assets from distributions	(89,121,380)	(154,719,713)	(64,685,903)	(100,775,243)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	61,019,487	252,521,495	127,481,854	320,909,830

Net increase (decrease) in net assets	23,147,434	171,552,259	109,652,766	271,355,406

Net Assets
Beginning of period	2,790,957,116	2,619,404,857	2,001,365,057	1,730,009,651
End of period	$2,814,104,550	$2,790,957,116	$2,111,017,823	$2,001,365,057

Undistributed net investment income	$857,664	$10,353,112	$1,220,725	$6,436,104

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2017 (UNAUDITED) AND YEAR ENDED JULY 31, 2016
	One Choice 2035 Portfolio		One Choice 2040 Portfolio
Increase (Decrease) in Net Assets	January 31, 2017	July 31, 2016	January 31, 2017	July 31, 2016
Operations
Net investment income (loss)	$21,344,160	$37,399,454	$14,439,269	$24,754,452
Net realized gain (loss)	20,057,199	47,579,995	12,163,182	30,435,627
Change in net unrealized appreciation (depreciation)	20,849,764	(40,823,351)	21,145,377	(24,007,762)
Net increase (decrease) in net assets resulting from operations	62,251,123	44,156,098	47,747,828	31,182,317

Distributions to Shareholders
From net investment income:
Investor Class	(10,754,173)	(14,386,902)	(5,872,161)	(8,264,396)
Institutional Class	(10,315,023)	(10,847,140)	(8,051,117)	(8,863,591)
A Class	(4,205,203)	(6,587,825)	(2,648,603)	(3,931,115)
C Class	(11,886)	(48,285)	(5,611)	(23,433)
R Class	(1,431,873)	(2,475,900)	(821,143)	(1,530,046)
From net realized gains:
Investor Class	(19,894,350)	(42,981,654)	(11,900,433)	(21,633,054)
Institutional Class	(16,364,947)	(29,032,052)	(13,916,262)	(20,793,544)
A Class	(9,819,923)	(23,026,842)	(6,835,327)	(12,027,043)
C Class	(129,854)	(344,079)	(81,368)	(145,548)
R Class	(4,532,649)	(10,426,436)	(2,920,215)	(5,635,265)
Decrease in net assets from distributions	(77,459,881)	(140,157,115)	(53,052,240)	(82,847,035)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	38,956,337	308,832,836	34,497,119	278,893,212

Net increase (decrease) in net assets	23,747,579	212,831,819	29,192,707	227,228,494

Net Assets
Beginning of period	2,282,834,913	2,070,003,094	1,530,148,380	1,302,919,886
End of period	$2,306,582,492	$2,282,834,913	$1,559,341,087	$1,530,148,380

Undistributed net investment income	$1,219,603	$6,593,601	$1,057,366	$4,016,732

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2017 (UNAUDITED) AND YEAR ENDED JULY 31, 2016
	One Choice 2045 Portfolio		One Choice 2050 Portfolio
Increase (Decrease) in Net Assets	January 31, 2017	July 31, 2016	January 31, 2017	July 31, 2016
Operations
Net investment income (loss)	$15,414,976	$27,474,466	$8,611,827	$14,530,983
Net realized gain (loss)	15,500,708	42,180,869	6,338,164	20,938,567
Change in net unrealized appreciation (depreciation)	24,909,805	(40,488,221)	18,878,275	(15,999,909)
Net increase (decrease) in net assets resulting from operations	55,825,489	29,167,114	33,828,266	19,469,641

Distributions to Shareholders
From net investment income:
Investor Class	(7,160,099)	(10,641,695)	(3,201,895)	(4,697,793)
Institutional Class	(7,716,872)	(8,700,408)	(4,499,168)	(5,341,095)
A Class	(2,730,589)	(4,393,927)	(1,403,903)	(2,368,166)
C Class	(5,287)	(21,431)	(1,332)	(15,105)
R Class	(908,874)	(1,617,492)	(403,689)	(776,216)
From net realized gains:
Investor Class	(16,598,058)	(34,032,164)	(8,013,033)	(12,796,697)
Institutional Class	(15,276,330)	(24,964,934)	(9,483,595)	(13,026,044)
A Class	(8,046,650)	(16,397,656)	(4,590,513)	(7,560,061)
C Class	(84,244)	(160,219)	(53,628)	(99,268)
R Class	(3,678,584)	(7,245,975)	(1,903,626)	(2,990,608)
Decrease in net assets from distributions	(62,205,587)	(108,175,901)	(33,554,382)	(49,671,053)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(13,688,478)	251,942,193	(1,003,947)	205,526,202

Net increase (decrease) in net assets	(20,068,576)	172,933,406	(730,063)	175,324,790

Net Assets
Beginning of period	1,658,243,999	1,485,310,593	928,764,858	753,440,068
End of period	$1,638,175,423	$1,658,243,999	$928,034,795	$928,764,858

Undistributed net investment income	$720,766	$3,827,511	$1,001,059	$1,899,219

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2017 (UNAUDITED) AND YEAR ENDED JULY 31, 2016 (EXCEPT AS NOTED)
	One Choice 2055 Portfolio		One Choice 2060 Portfolio
Increase (Decrease) in Net Assets	January 31, 2017	July 31, 2016	January 31, 2017	July 31, 2016(1)
Operations
Net investment income (loss)	$3,819,683	$4,984,175	$113,322	$13,244
Net realized gain (loss)	3,485,031	7,792,773	146,640	(8,684)
Change in net unrealized appreciation (depreciation)	8,507,624	(1,770,845)	297,293	367,686
Net increase (decrease) in net assets resulting from operations	15,812,338	11,006,103	557,255	372,246

Distributions to Shareholders
From net investment income:
Investor Class	(1,251,158)	(1,182,971)	(39,086)	(2,158)
Institutional Class	(2,371,515)	(2,042,853)	(65,728)	(302)
A Class	(632,411)	(787,206)	(11,476)	(289)
C Class	(773)	(3,972)	—	(222)
R Class	(240,270)	(325,435)	(6,499)	(501)
From net realized gains:
Investor Class	(2,334,990)	(2,340,355)	(2,966)	—
Institutional Class	(3,750,396)	(3,600,749)	(4,114)	—
A Class	(1,523,161)	(1,837,241)	(1,186)	—
C Class	(14,405)	(20,185)	(39)	—
R Class	(815,861)	(926,522)	(1,052)	—
Decrease in net assets from distributions	(12,934,940)	(13,067,489)	(132,146)	(3,472)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	49,700,001	136,632,415	9,194,606	6,155,979

Net increase (decrease) in net assets	52,577,399	134,571,029	9,619,715	6,524,753

Net Assets
Beginning of period	370,700,620	236,129,591	6,524,753	—
End of period	$423,278,019	$370,700,620	$16,144,468	$6,524,753

Undistributed net investment income	$16,640	$693,084	$419	$9,886

(1)	September 30, 2015 (fund inception) through July 31, 2016.

See Notes to Financial Statements.

Notes to Financial Statements

JANUARY 31, 2017 (UNAUDITED)

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. One Choice In Retirement Portfolio, One Choice 2020 Portfolio, One Choice 2025 Portfolio, One Choice 2030 Portfolio, One Choice 2035 Portfolio, One Choice 2040 Portfolio, One Choice 2045 Portfolio, One Choice 2050 Portfolio, One Choice 2055 Portfolio and One Choice 2060 Portfolio (collectively, the funds) are ten funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in other American Century Investments mutual funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry. The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com. The investment objective of One Choice In Retirement Portfolio is to seek current income. Capital appreciation is a secondary objective. The investment objective of each of the nine target date One Choice Portfolios is to seek the highest total return consistent with its asset mix. When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately November 30 of the year before the target date, its target allocation will become fixed and will match that of One Choice In Retirement Portfolio.

The funds offer the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is not charged an administrative fee. All classes of One Choice 2060 Portfolio commenced sale on September 30, 2015, the fund’s inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function. Investments in the underlying funds are valued at their reported net asset value.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Expenses — The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for One Choice In Retirement Portfolio. Distributions from net investment income, if any, are generally declared and paid annually for the nine target date One Choice Portfolios. Distributions from net realized gains, if any, are generally declared and paid annually for all funds. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, American Century Investment Management, Inc. (ACIM), the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Administrative Fees — The corporation has entered into an agreement with ACIM, under which ACIM provides the funds with shareholder services in exchange for an administrative fee (the fee). The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee for the Investor Class, A Class, C Class and R Class is 0.20%. There is no administrative fee for the Institutional Class. Fees incurred under the agreement during the six months ended January 31, 2017 are detailed in the Statements of Operations.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. These fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended January 31, 2017 are detailed in the Statements of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Acquired Fund Fees and Expenses — Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

4. Investment Transactions

Investment transactions for the six months ended January 31, 2017 were as follows:

	One Choice In Retirement Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Purchases	$103,513,751	$168,045,760	$241,941,638	$218,825,886	$205,418,296
Sales	$189,202,042	$140,365,180	$221,578,653	$118,559,533	$200,887,645

	One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio
Purchases	$152,216,796	$150,247,111	$97,221,580	$69,120,185	$11,460,687
Sales	$140,429,521	$192,007,223	$112,309,903	$23,559,368	$2,115,915

5. Capital Share Transactions

The corporation is authorized to issue 4,000,000,000 shares. Transactions in shares of the funds were as follows:

	Six months ended January 31, 2017		Year ended July 31, 2016
	Shares	Amount	Shares	Amount
One Choice In Retirement Portfolio
Investor Class
Sold	6,630,025	$83,825,296	18,223,970	$223,169,161
Issued in reinvestment of distributions	1,594,972	19,905,668	1,203,595	14,610,372
Redeemed	(8,961,515)	(113,294,883)	(18,807,692)	(230,116,802)
	(736,518)	(9,563,919)	619,873	7,662,731
Institutional Class
Sold	7,611,260	96,343,542	18,611,853	225,716,577
Issued in reinvestment of distributions	965,565	12,054,450	762,651	9,257,074
Redeemed	(9,668,023)	(122,662,524)	(17,756,771)	(216,302,626)
	(1,091,198)	(14,264,532)	1,617,733	18,671,025
A Class
Sold	3,295,762	41,661,544	8,274,820	101,226,434
Issued in reinvestment of distributions	561,501	7,010,273	469,575	5,704,618
Redeemed	(6,457,021)	(81,660,650)	(14,300,444)	(175,243,222)
	(2,599,758)	(32,988,833)	(5,556,049)	(68,312,170)
C Class
Sold	45,187	569,866	321,792	3,896,434
Issued in reinvestment of distributions	14,910	185,486	5,766	70,021
Redeemed	(94,308)	(1,187,849)	(176,421)	(2,158,419)
	(34,211)	(432,497)	151,137	1,808,036
R Class
Sold	1,250,042	15,791,839	2,621,496	31,895,050
Issued in reinvestment of distributions	318,931	3,973,459	235,088	2,854,071
Redeemed	(2,541,906)	(32,151,633)	(6,429,566)	(78,273,700)
	(972,933)	(12,386,335)	(3,572,982)	(43,524,579)
Net increase (decrease)	(5,434,618)	$(69,636,116)	(6,740,288)	$(83,694,957)

	Six months ended January 31, 2017		Year ended July 31, 2016
	Shares	Amount	Shares	Amount
One Choice 2020 Portfolio
Investor Class
Sold	9,115,373	$108,522,551	18,929,682	$220,119,493
Issued in reinvestment of distributions	1,906,699	22,193,976	2,748,453	31,277,389
Redeemed	(8,182,115)	(97,353,203)	(14,685,798)	(170,776,248)
	2,839,957	33,363,324	6,992,337	80,620,634
Institutional Class
Sold	9,829,391	117,163,057	30,149,381	344,391,519
Issued in reinvestment of distributions	2,140,855	24,919,549	2,703,137	30,761,704
Redeemed	(10,129,944)	(120,933,825)	(18,769,620)	(216,823,220)
	1,840,302	21,148,781	14,082,898	158,330,003
A Class
Sold	4,987,637	59,143,331	9,632,648	112,111,367
Issued in reinvestment of distributions	857,173	9,977,492	1,396,180	15,888,527
Redeemed	(4,964,095)	(58,836,113)	(11,486,387)	(133,271,638)
	880,715	10,284,710	(457,559)	(5,271,744)
C Class
Sold	57,353	674,912	110,599	1,291,435
Issued in reinvestment of distributions	14,572	170,205	34,322	391,959
Redeemed	(61,754)	(734,137)	(422,149)	(4,885,148)
	10,171	110,980	(277,228)	(3,201,754)
R Class
Sold	1,840,778	21,830,474	3,614,885	41,833,704
Issued in reinvestment of distributions	336,144	3,912,711	628,108	7,147,870
Redeemed	(2,725,495)	(32,358,338)	(4,820,597)	(55,835,520)
	(548,573)	(6,615,153)	(577,604)	(6,853,946)
Net increase (decrease)	5,022,572	$58,292,642	19,762,844	$223,623,193

	Six months ended January 31, 2017		Year ended July 31, 2016
	Shares	Amount	Shares	Amount
One Choice 2025 Portfolio
Investor Class
Sold	9,181,895	$128,505,060	20,068,069	$274,649,250
Issued in reinvestment of distributions	2,710,369	37,077,841	4,844,403	64,672,776
Redeemed	(9,633,988)	(134,561,784)	(16,913,186)	(231,383,477)
	2,258,276	31,021,117	7,999,286	107,938,549
Institutional Class
Sold	11,897,408	166,683,471	28,880,963	388,868,992
Issued in reinvestment of distributions	2,155,056	29,481,171	3,257,820	43,491,901
Redeemed	(10,784,331)	(151,481,581)	(19,160,311)	(262,797,216)
	3,268,133	44,683,061	12,978,472	169,563,677
A Class
Sold	6,069,908	84,707,927	11,445,660	156,848,824
Issued in reinvestment of distributions	1,045,547	14,313,543	2,226,779	29,749,766
Redeemed	(8,109,479)	(113,155,526)	(14,966,488)	(204,352,514)
	(994,024)	(14,134,056)	(1,294,049)	(17,753,924)
C Class
Sold	47,525	663,811	102,936	1,399,596
Issued in reinvestment of distributions	12,434	170,596	28,529	381,997
Redeemed	(51,245)	(714,404)	(99,476)	(1,359,526)
	8,714	120,003	31,989	422,067
R Class
Sold	2,051,508	28,618,903	3,707,105	50,572,212
Issued in reinvestment of distributions	415,104	5,678,620	905,469	12,088,015
Redeemed	(2,509,869)	(34,968,161)	(5,176,224)	(70,309,101)
	(43,257)	(670,638)	(563,650)	(7,648,874)
Net increase (decrease)	4,497,842	$61,019,487	19,152,048	$252,521,495

	Six months ended January 31, 2017		Year ended July 31, 2016
	Shares	Amount	Shares	Amount
One Choice 2030 Portfolio
Investor Class
Sold	9,118,198	$109,901,186	19,068,888	$223,972,654
Issued in reinvestment of distributions	1,853,230	21,886,652	3,024,618	34,783,102
Redeemed	(7,551,312)	(90,890,287)	(12,794,076)	(150,248,622)
	3,420,116	40,897,551	9,299,430	108,507,134
Institutional Class
Sold	10,849,024	130,747,758	31,049,870	357,721,669
Issued in reinvestment of distributions	2,211,584	26,096,693	3,107,275	35,702,588
Redeemed	(8,215,968)	(99,389,948)	(16,702,053)	(193,626,560)
	4,844,640	57,454,503	17,455,092	199,797,697
A Class
Sold	6,997,304	83,844,354	10,114,288	118,744,551
Issued in reinvestment of distributions	938,099	11,060,183	1,684,661	19,356,754
Redeemed	(5,620,391)	(67,429,465)	(11,160,784)	(130,752,934)
	2,315,012	27,475,072	638,165	7,348,371
C Class
Sold	59,055	709,752	169,230	1,965,674
Issued in reinvestment of distributions	11,814	139,874	23,260	268,188
Redeemed	(115,329)	(1,386,683)	(84,777)	(1,000,789)
	(44,460)	(537,057)	107,713	1,233,073
R Class
Sold	2,535,620	30,454,922	4,561,651	53,142,145
Issued in reinvestment of distributions	368,645	4,350,008	761,312	8,747,474
Redeemed	(2,719,171)	(32,613,145)	(4,961,583)	(57,866,064)
	185,094	2,191,785	361,380	4,023,555
Net increase (decrease)	10,720,402	$127,481,854	27,861,780	$320,909,830

	Six months ended January 31, 2017		Year ended July 31, 2016
	Shares	Amount	Shares	Amount
One Choice 2035 Portfolio
Investor Class
Sold	6,601,192	$98,520,873	15,299,565	$223,089,752
Issued in reinvestment of distributions	2,088,951	30,540,459	4,006,540	57,173,324
Redeemed	(8,442,246)	(125,824,077)	(11,888,016)	(173,150,871)
	247,897	3,237,255	7,418,089	107,112,205
Institutional Class
Sold	9,194,064	137,480,611	22,244,429	318,125,110
Issued in reinvestment of distributions	1,762,878	25,790,899	2,692,733	38,425,294
Redeemed	(8,380,317)	(125,572,176)	(11,571,289)	(168,001,679)
	2,576,625	37,699,334	13,365,873	188,548,725
A Class
Sold	5,735,078	85,256,181	9,473,530	138,114,390
Issued in reinvestment of distributions	886,732	12,964,031	1,918,627	27,378,808
Redeemed	(6,727,604)	(100,109,379)	(11,204,929)	(162,933,532)
	(105,794)	(1,889,167)	187,228	2,559,666
C Class
Sold	35,914	532,928	97,600	1,432,241
Issued in reinvestment of distributions	9,675	141,740	27,457	392,364
Redeemed	(89,733)	(1,336,093)	(104,737)	(1,511,159)
	(44,144)	(661,425)	20,320	313,446
R Class
Sold	2,131,235	31,720,277	3,774,625	54,865,811
Issued in reinvestment of distributions	389,671	5,696,996	862,750	12,311,437
Redeemed	(2,480,890)	(36,846,933)	(3,927,490)	(56,878,454)
	40,016	570,340	709,885	10,298,794
Net increase (decrease)	2,714,600	$38,956,337	21,701,395	$308,832,836

	Six months ended January 31, 2017		Year ended July 31, 2016
	Shares	Amount	Shares	Amount
One Choice 2040 Portfolio
Investor Class
Sold	6,850,260	$85,229,926	14,793,356	$178,794,079
Issued in reinvestment of distributions	1,456,464	17,768,859	2,513,846	29,889,633
Redeemed	(9,843,338)	(122,492,106)	(9,455,996)	(114,560,086)
	(1,536,614)	(19,493,321)	7,851,206	94,123,626
Institutional Class
Sold	7,532,768	93,761,095	22,038,927	261,646,666
Issued in reinvestment of distributions	1,799,201	21,932,254	2,491,995	29,604,898
Redeemed	(6,462,445)	(80,750,109)	(10,940,604)	(130,862,409)
	2,869,524	34,943,240	13,590,318	160,389,155
A Class
Sold	4,954,156	61,292,669	7,736,029	93,694,315
Issued in reinvestment of distributions	718,466	8,765,287	1,242,923	14,765,927
Redeemed	(3,963,013)	(49,224,977)	(7,962,745)	(96,262,813)
	1,709,609	20,832,979	1,016,207	12,197,429
C Class
Sold	61,277	762,498	64,709	780,939
Issued in reinvestment of distributions	7,118	86,979	14,188	168,981
Redeemed	(42,427)	(526,993)	(36,329)	(442,952)
	25,968	322,484	42,568	506,968
R Class
Sold	1,763,156	21,893,705	3,442,433	41,473,487
Issued in reinvestment of distributions	291,792	3,559,857	579,653	6,886,282
Redeemed	(2,222,810)	(27,561,825)	(3,056,839)	(36,683,735)
	(167,862)	(2,108,263)	965,247	11,676,034
Net increase (decrease)	2,900,625	$34,497,119	23,465,546	$278,893,212

	Six months ended January 31, 2017		Year ended July 31, 2016
	Shares	Amount	Shares	Amount
One Choice 2045 Portfolio
Investor Class
Sold	5,783,292	$89,660,651	12,490,833	$188,101,895
Issued in reinvestment of distributions	1,561,508	23,672,461	3,005,579	44,422,451
Redeemed	(9,874,320)	(153,063,499)	(9,287,115)	(139,685,506)
	(2,529,520)	(39,730,387)	6,209,297	92,838,840
Institutional Class
Sold	6,764,977	105,092,785	16,167,791	239,772,938
Issued in reinvestment of distributions	1,468,426	22,276,028	2,199,823	32,535,386
Redeemed	(6,788,381)	(105,683,802)	(8,548,345)	(128,709,445)
	1,445,022	21,685,011	9,819,269	143,598,879
A Class
Sold	4,097,069	63,203,515	6,430,580	97,034,185
Issued in reinvestment of distributions	648,864	9,830,296	1,303,740	19,269,273
Redeemed	(4,580,884)	(70,673,166)	(7,624,265)	(115,240,850)
	165,049	2,360,645	110,055	1,062,608
C Class
Sold	27,285	422,476	70,908	1,083,469
Issued in reinvestment of distributions	5,825	88,546	12,113	179,515
Redeemed	(18,428)	(284,473)	(41,811)	(616,027)
	14,682	226,549	41,210	646,957
R Class
Sold	1,478,757	22,868,658	2,669,511	40,182,973
Issued in reinvestment of distributions	291,985	4,429,419	579,202	8,566,396
Redeemed	(1,654,822)	(25,528,373)	(2,333,538)	(34,954,460)
	115,920	1,769,704	915,175	13,794,909
Net increase (decrease)	(788,847)	$(13,688,478)	17,095,006	$251,942,193

	Six months ended January 31, 2017		Year ended July 31, 2016
	Shares	Amount	Shares	Amount
One Choice 2050 Portfolio
Investor Class
Sold	4,809,031	$59,963,273	11,145,520	$134,024,936
Issued in reinvestment of distributions	917,701	11,214,306	1,472,470	17,492,943
Redeemed	(7,356,167)	(91,825,798)	(6,319,269)	(76,253,579)
	(1,629,435)	(20,648,219)	6,298,721	75,264,300
Institutional Class
Sold	4,669,526	58,352,831	14,604,145	173,620,358
Issued in reinvestment of distributions	1,143,317	13,982,763	1,544,755	18,367,139
Redeemed	(5,326,059)	(66,840,009)	(6,465,132)	(77,252,570)
	486,784	5,495,585	9,683,768	114,734,927
A Class
Sold	3,174,495	39,458,663	5,392,486	65,104,219
Issued in reinvestment of distributions	450,231	5,501,820	787,057	9,350,238
Redeemed	(2,600,286)	(32,296,200)	(5,875,050)	(70,639,101)
	1,024,440	12,664,283	304,493	3,815,356
C Class
Sold	15,052	187,892	47,689	576,791
Issued in reinvestment of distributions	4,483	54,960	9,595	114,373
Redeemed	(23,464)	(291,358)	(68,558)	(814,747)
	(3,929)	(48,506)	(11,274)	(123,583)
R Class
Sold	1,299,274	16,167,353	2,327,271	27,889,032
Issued in reinvestment of distributions	178,024	2,177,228	305,066	3,627,231
Redeemed	(1,353,105)	(16,811,671)	(1,644,466)	(19,681,061)
	124,193	1,532,910	987,871	11,835,202
Net increase (decrease)	2,053	$(1,003,947)	17,263,579	$205,526,202

	Six months ended January 31, 2017		Year ended July 31, 2016
	Shares	Amount	Shares	Amount
One Choice 2055 Portfolio
Investor Class
Sold	2,528,967	$33,389,841	4,737,598	$59,648,772
Issued in reinvestment of distributions	276,069	3,586,132	280,961	3,523,248
Redeemed	(1,935,177)	(25,511,594)	(1,765,253)	(22,307,271)
	869,859	11,464,379	3,253,306	40,864,749
Institutional Class
Sold	3,451,051	45,606,494	8,222,831	103,048,967
Issued in reinvestment of distributions	469,620	6,100,360	450,048	5,643,602
Redeemed	(2,221,366)	(29,290,527)	(3,120,072)	(39,568,331)
	1,699,305	22,416,327	5,552,807	69,124,238
A Class
Sold	1,824,647	23,985,472	2,772,073	34,987,273
Issued in reinvestment of distributions	156,783	2,036,617	198,329	2,485,057
Redeemed	(1,229,876)	(16,177,117)	(1,745,688)	(21,994,763)
	751,554	9,844,972	1,224,714	15,477,567
C Class
Sold	7,627	100,260	16,528	209,866
Issued in reinvestment of distributions	1,168	15,178	1,927	24,158
Redeemed	(1,799)	(23,629)	(10,751)	(129,845)
	6,996	91,809	7,704	104,179
R Class
Sold	804,196	10,589,832	1,376,195	17,348,754
Issued in reinvestment of distributions	78,801	1,024,408	96,579	1,211,095
Redeemed	(437,294)	(5,731,726)	(596,267)	(7,498,167)
	445,703	5,882,514	876,507	11,061,682
Net increase (decrease)	3,773,417	$49,700,001	10,915,038	$136,632,415

	Six months ended January 31, 2017		Period ended July 31, 2016(1)
	Shares	Amount	Shares	Amount
One Choice 2060 Portfolio
Investor Class
Sold	373,075	$4,109,093	135,558	$1,395,896
Issued in reinvestment of distributions	3,830	42,052	209	2,158
Redeemed	(31,740)	(348,316)	(15,917)	(160,609)
	345,165	3,802,829	119,850	1,237,445
Institutional Class
Sold	462,713	5,085,776	243,418	2,467,141
Issued in reinvestment of distributions	6,361	69,842	29	302
Redeemed	(71,956)	(790,192)	(19,363)	(195,488)
	397,118	4,365,426	224,084	2,271,955
A Class
Sold	188,581	2,059,790	213,322	2,210,037
Issued in reinvestment of distributions	1,141	12,533	28	289
Redeemed	(201,468)	(2,246,342)	(16,191)	(163,363)
	(11,746)	(174,019)	197,159	2,046,963
C Class
Sold	2,353	25,481	2,554	25,569
Issued in reinvestment of distributions	4	39	21	222
Redeemed	(14)	(157)	(2)	(24)
	2,343	25,363	2,573	25,767
R Class
Sold	114,939	1,258,222	61,517	632,564
Issued in reinvestment of distributions	687	7,551	48	501
Redeemed	(8,315)	(90,766)	(5,827)	(59,216)
	107,311	1,175,007	55,738	573,849
Net increase (decrease)	840,191	$9,194,606	599,404	$6,155,979

(1)	September 30, 2015 (fund inception) through July 31, 2016.

6. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the six months ended January 31, 2017 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice In Retirement Portfolio
NT Core Equity Plus Fund	$58,221,095	$400,876	$7,175,996	$(222,530)	—	$55,015,667
NT Disciplined Growth Fund	29,532,355	186,568	3,541,378	42,440	$106,381	27,643,950
NT Equity Growth Fund	192,466,140	5,463,249	25,238,537	(234,332)	1,128,303	182,398,681
NT Growth Fund	87,117,199	4,157,767	9,229,699	355,364	1,892,500	82,544,265
NT Heritage Fund	43,893,713	2,512,614	4,092,086	68,271	1,423,071	41,434,385
NT Large Company Value Fund	182,391,552	14,975,311	27,876,496	483,283	9,661,465	173,650,873
NT Mid Cap Value Fund	87,086,178	4,612,185	12,886,287	659,700	3,549,026	82,365,964
NT Small Company Fund	39,041,213	2,088,816	8,651,197	(224,346)	226,153	36,702,568
High-Yield Fund	73,232,751	1,955,804	7,597,360	(695,741)	1,908,599	69,686,256
Inflation-Adjusted Bond Fund	28,820,815	404,208	877,606	7,611	370,281	27,616,813
NT Diversified Bond Fund	413,765,492	28,820,892	30,404,154	(201,980)	4,968,554	396,007,778
Short Duration Inflation Protection Bond Fund	115,146,111	3,086,262	6,756,429	(41,480)	688,742	111,971,109
Global Bond Fund	132,677,047	7,046,491	6,574,440	91,194	2,071,990	128,046,903
International Bond Fund(3)	95,749,278	12,114,593	8,068,132	(668,942)	—	92,241,503
U.S. Government Money Market Fund	189,203,377	5,242,931	11,406,753	—	60,095	183,039,555
NT Global Real Estate Fund	20,156,502	2,260,943	1,590,263	(53,859)	792,974	18,254,027
NT International Growth Fund	88,084,685	6,641,265	13,163,332	(1,137,514)	761,293	82,440,107
NT International Value Fund	43,406,874	1,542,976	6,635,923	(791,165)	1,328,936	41,141,820
	$1,919,992,377	$103,513,751	$191,766,068	$(2,564,026)	$30,938,363	$1,832,202,224

(1)	Underlying fund investments represent Institutional Class, except U.S. Government Money Market Fund Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2020 Portfolio
NT Core Equity Plus Fund	$58,137,314	$1,847,400	$5,059,592	$(191,035)	—	$58,608,978
NT Disciplined Growth Fund	34,438,152	735,725	3,054,200	27,216	$129,399	33,931,986
NT Equity Growth Fund	189,158,552	10,949,895	20,758,988	(378,443)	1,128,622	189,435,338
NT Growth Fund	99,829,619	7,249,289	10,042,443	281,409	2,211,050	97,797,590
NT Heritage Fund	55,403,276	5,331,544	6,484,913	131,865	1,783,163	53,136,745
NT Large Company Value Fund	183,414,460	20,269,410	23,521,752	367,779	10,098,292	184,620,479
NT Mid Cap Value Fund	96,102,526	7,096,742	9,973,675	715,653	4,106,241	97,396,834
NT Small Company Fund	35,997,279	2,716,829	6,710,044	(311,399)	214,542	36,158,964
High-Yield Fund	70,783,884	3,260,502	2,449,090	(231,936)	1,932,832	73,232,898
Inflation-Adjusted Bond Fund	46,943,912	1,928,544	1,954,475	(30,790)	603,571	45,774,158
NT Diversified Bond Fund	399,031,479	43,724,265	17,790,523	(250,868)	4,980,073	408,835,660
Short Duration Inflation Protection Bond Fund	93,321,085	8,370,273	1,617,715	(7,716)	606,631	100,491,502
Global Bond Fund	123,687,996	11,382,450	1,802,349	(13,658)	2,045,929	128,390,150
International Bond Fund(3)	89,188,899	15,482,456	4,456,405	(321,522)	—	92,534,283
NT Emerging Markets Fund	17,726,743	543,636	3,826,707	263,997	114,353	14,885,568
NT Global Real Estate Fund	23,787,258	2,912,538	1,240,984	(1,539)	947,669	22,312,260
NT International Growth Fund	90,994,794	8,149,834	9,237,562	(658,060)	816,110	90,335,262
NT International Small-Mid Cap Fund	4,670,347	20,517	813,525	35,989	6,068	3,823,415
NT International Value Fund	51,894,421	2,613,101	6,750,128	(769,367)	1,615,301	51,021,026
U.S. Government Money Market Fund	155,720,430	13,460,810	4,162,535	—	52,879	165,018,705
	$1,920,232,426	$168,045,760	$141,707,605	$(1,342,425)	$33,392,725	$1,947,741,801

(1)	Underlying fund investments represent Institutional Class, except U.S. Government Money Market Fund Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2025 Portfolio
NT Core Equity Plus Fund	$84,722,212	$1,707,503	$7,174,602	$(264,318)	—	$84,553,267
NT Disciplined Growth Fund	61,202,437	1,599,057	6,587,607	55,646	$227,780	59,383,463
NT Equity Growth Fund	264,822,370	10,902,232	22,432,030	(360,424)	1,603,409	267,226,969
NT Growth Fund	164,854,079	9,053,900	15,924,454	442,816	3,612,427	159,168,193
NT Heritage Fund	109,252,578	8,579,418	12,456,275	292,496	3,477,037	103,119,658
NT Large Company Value Fund	271,855,441	27,293,968	30,131,644	1,605,835	15,011,711	274,531,116
NT Mid Cap Value Fund	161,162,619	10,008,579	15,991,561	1,162,185	6,852,336	162,086,399
NT Small Company Fund	49,231,984	3,128,517	11,016,745	1,441,665	280,422	44,843,289
High-Yield Fund	98,165,440	5,046,367	5,793,954	(551,884)	2,656,079	99,907,327
Inflation-Adjusted Bond Fund	102,279,328	4,723,368	3,770,548	(78,930)	1,347,729	100,713,427
NT Diversified Bond Fund	554,772,878	69,831,235	33,456,924	(491,222)	6,942,199	568,909,813
Short Duration Inflation Protection Bond Fund	90,957,441	10,777,342	2,544,253	(15,410)	604,683	99,615,746
NT Emerging Markets Fund	54,344,745	3,204,288	9,858,323	539,813	387,820	49,446,508
NT Global Real Estate Fund	42,573,615	4,797,529	2,619,512	(22,810)	1,673,758	39,197,337
NT International Growth Fund	138,471,734	16,029,888	13,499,312	(490,059)	1,278,022	141,223,125
NT International Small-Mid Cap Fund	15,163,558	407,043	1,082,197	64,832	23,155	14,389,043
NT International Value Fund	92,760,053	5,058,704	12,464,696	(1,422,599)	2,881,169	91,269,348
Global Bond Fund	162,896,615	15,187,585	4,324,449	(66,488)	2,684,156	167,403,358
International Bond Fund(3)	114,807,959	18,404,324	4,405,529	(431,347)	—	118,953,773
U.S. Government Money Market Fund	156,660,995	16,200,791	4,634,241	—	53,869	168,227,545
	$2,790,958,081	$241,941,638	$220,168,856	$1,409,797	$51,597,761	$2,814,168,704

(1)	Underlying fund investments represent Institutional Class, except U.S. Government Money Market Fund Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2030 Portfolio
NT Core Equity Plus Fund	$60,158,933	$3,147,024	$3,847,771	$(170,840)	—	$63,349,569
NT Disciplined Growth Fund	50,870,419	2,251,442	3,217,277	9,897	$197,632	52,724,787
NT Equity Growth Fund	187,511,367	12,830,785	13,302,393	(558,195)	1,136,581	197,516,637
NT Growth Fund	142,100,556	12,252,766	12,417,712	333,120	3,186,439	143,165,643
NT Heritage Fund	87,659,254	12,012,264	6,215,662	(171,974)	3,047,874	92,058,443
NT Large Company Value Fund	203,430,567	24,957,684	21,533,521	(69,512)	11,459,799	212,383,905
NT Mid Cap Value Fund	119,997,643	11,330,890	10,370,575	642,966	5,244,027	126,530,284
NT Small Company Fund	46,209,249	3,824,986	8,459,368	153,657	273,357	46,342,144
High-Yield Fund	64,553,720	4,335,601	821,564	(79,693)	1,795,224	69,449,120
Inflation-Adjusted Bond Fund	92,056,862	7,483,419	759,039	(67,608)	1,281,239	96,468,381
NT Diversified Bond Fund	360,364,920	54,387,360	12,243,900	(203,327)	4,595,762	387,656,421
Short Duration Inflation Protection Bond Fund	35,876,632	6,073,517	134,847	(1,164)	252,265	41,988,376
NT Emerging Markets Fund	53,698,819	6,023,719	7,553,965	77,784	416,543	54,496,418
NT Global Real Estate Fund	35,048,706	5,433,935	1,205,423	10,550	1,448,422	34,544,022
NT International Growth Fund	111,878,729	11,801,653	7,649,720	(501,194)	1,030,287	116,290,122
NT International Small-Mid Cap Fund	16,643,746	953,898	37,921	(2,475)	27,514	17,516,387
NT International Value Fund	79,589,558	4,587,837	7,482,000	(784,961)	2,522,743	81,380,302
Global Bond Fund	104,513,418	13,689,903	1,076,876	(20,466)	1,781,076	112,931,599
International Bond Fund(3)	51,173,346	13,796,873	934,333	(96,343)	—	59,338,874
U.S. Government Money Market Fund	98,031,219	7,650,330	795,444	—	33,310	104,886,105
	$2,001,367,663	$218,825,886	$120,059,311	$(1,499,778)	$39,730,094	$2,111,017,539

(1)	Underlying fund investments represent Institutional Class, except U.S. Government Money Market Fund Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2035 Portfolio
NT Core Equity Plus Fund	$73,715,498	$2,289,400	$5,728,800	$(232,199)	—	$74,965,909
NT Disciplined Growth Fund	66,413,067	2,028,038	5,261,471	23,988	$252,242	66,723,546
NT Equity Growth Fund	211,928,220	8,155,659	17,719,579	(455,832)	1,279,459	213,601,888
NT Growth Fund	198,700,918	13,624,092	19,203,333	479,071	4,387,389	194,631,980
NT Heritage Fund	107,485,525	9,234,999	9,412,645	(31,516)	3,538,070	105,366,770
NT Large Company Value Fund	238,496,765	26,932,496	29,515,388	768,476	13,235,861	241,406,097
NT Mid Cap Value Fund	136,986,133	10,522,149	15,733,535	757,121	5,850,661	137,934,958
NT Small Company Fund	69,961,749	5,270,374	14,522,963	502,035	413,367	67,550,167
High-Yield Fund	65,877,592	5,065,909	3,989,866	(379,757)	1,824,480	68,668,917
Inflation-Adjusted Bond Fund	119,264,896	9,240,631	5,962,465	(523,941)	1,616,525	120,029,793
NT Diversified Bond Fund	357,791,201	49,781,939	22,735,921	(337,064)	4,492,994	370,488,750
Short Duration Inflation Protection Bond Fund	11,226,761	3,637,545	129,471	(1,116)	90,556	14,799,345
NT Emerging Markets Fund	72,315,524	7,413,931	12,321,215	255,647	543,538	70,292,588
NT Global Real Estate Fund	45,863,992	6,145,035	2,170,894	(19,294)	1,853,479	43,710,146
NT International Growth Fund	145,592,857	13,723,736	14,087,035	(769,432)	1,305,305	145,649,495
NT International Small-Mid Cap Fund	26,114,413	1,722,691	913,392	64,385	42,700	26,805,938
NT International Value Fund	105,404,284	6,519,694	15,161,598	(1,712,318)	3,253,121	103,574,332
Global Bond Fund	105,128,166	10,481,736	3,587,942	(38,026)	1,735,824	107,918,865
International Bond Fund(3)	12,493,165	7,448,599	125,961	(9,995)	—	18,446,185
U.S. Government Money Market Fund	112,074,731	6,179,643	4,263,938	—	36,957	113,990,436
	$2,282,835,457	$205,418,296	$202,547,412	$(1,659,767)	$45,752,528	$2,306,556,105

(1)	Underlying fund investments represent Institutional Class, except U.S. Government Money Market Fund Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2040 Portfolio
NT Core Equity Plus Fund	$51,832,291	$1,388,056	$6,186,613	$(399,446)	—	$50,447,571
NT Disciplined Growth Fund	47,322,259	2,386,010	3,924,113	5,154	$180,275	48,362,396
NT Equity Growth Fund	149,793,421	8,079,171	14,578,792	(798,873)	891,284	151,729,746
NT Growth Fund	146,975,123	12,424,084	14,254,839	323,252	3,241,404	146,374,803
NT Heritage Fund	83,681,770	10,707,948	7,636,989	(277,357)	2,818,726	85,533,176
NT Large Company Value Fund	176,699,622	20,753,878	23,358,100	(242,930)	9,657,941	179,123,641
NT Mid Cap Value Fund	96,402,511	8,327,985	11,054,285	757,065	4,065,019	97,897,900
NT Small Company Fund	48,915,131	4,425,885	10,106,593	(451,413)	290,340	48,933,967
High-Yield Fund	37,341,773	2,107,541	892,092	(99,592)	1,034,562	39,396,800
Inflation-Adjusted Bond Fund	76,874,433	7,144,191	2,115,054	(216,915)	1,055,815	80,149,344
NT Diversified Bond Fund	205,014,375	32,408,762	14,304,836	(310,605)	2,569,003	214,956,696
NT Emerging Markets Fund	62,464,980	7,168,818	12,346,626	20,909	452,196	59,905,467
NT Global Real Estate Fund	34,392,712	4,521,567	1,082,788	(888)	1,382,872	33,192,047
NT International Growth Fund	102,508,938	11,890,587	10,337,053	(972,131)	922,748	104,747,577
NT International Small-Mid Cap Fund	22,110,462	1,652,442	747,434	31,260	35,889	22,936,632
NT International Value Fund	75,107,849	5,230,149	10,052,421	(1,074,869)	2,323,399	75,030,321
Global Bond Fund	63,934,546	5,947,278	927,973	(14,429)	1,041,198	66,457,240
U.S. Government Money Market Fund	48,777,807	5,652,444	244,728	—	17,056	54,185,523
	$1,530,150,003	$152,216,796	$144,151,329	$(3,721,808)	$31,979,727	$1,559,360,847

(1)	Underlying fund investments represent Institutional Class, except U.S. Government Money Market Fund Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2045 Portfolio
NT Core Equity Plus Fund	$64,090,468	$1,203,567	$8,108,070	$(302,768)	—	$61,170,236
NT Disciplined Growth Fund	53,422,059	1,756,536	5,025,446	13,144	$199,479	52,957,239
NT Equity Growth Fund	170,386,482	6,399,650	18,536,640	(806,756)	1,014,017	167,507,139
NT Growth Fund	172,528,952	11,936,151	17,972,758	472,200	3,761,615	167,663,695
NT Heritage Fund	106,258,438	11,042,489	10,360,789	(236,124)	3,527,425	105,176,722
NT Large Company Value Fund	211,583,415	22,797,241	34,368,360	(271,468)	11,287,117	205,868,760
NT Mid Cap Value Fund	115,403,678	9,065,891	15,331,958	988,413	4,823,484	114,004,798
NT Small Company Fund	50,288,233	4,115,980	10,905,261	29,704	299,264	48,770,048
NT Emerging Markets Fund	82,030,128	9,682,793	16,631,895	198,958	608,175	78,425,309
NT Global Real Estate Fund	41,309,508	4,870,262	1,538,228	(37,155)	1,649,065	39,074,159
NT International Growth Fund	113,147,091	12,545,538	14,088,940	(881,977)	1,000,254	112,117,186
NT International Small-Mid Cap Fund	29,286,010	1,529,937	1,401,342	55,879	46,592	29,267,779
NT International Value Fund	84,522,309	5,301,401	13,379,291	(1,522,723)	2,585,898	82,023,784
High-Yield Fund	34,110,423	2,481,851	2,670,964	(268,328)	936,286	34,861,144
Inflation-Adjusted Bond Fund	69,382,124	5,631,900	3,206,947	(292,419)	929,319	70,320,584
NT Diversified Bond Fund	185,542,418	29,705,895	18,671,478	(336,351)	2,309,679	189,278,197
Global Bond Fund	63,282,548	5,686,285	2,878,711	(34,478)	1,001,661	63,673,599
U.S. Government Money Market Fund	11,669,647	4,493,744	162,394	—	4,970	16,000,997
	$1,658,243,931	$150,247,111	$195,239,472	$(3,232,249)	$35,984,300	$1,638,161,375

(1)	Underlying fund investments represent Institutional Class, except U.S. Government Money Market Fund Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2050 Portfolio
NT Core Equity Plus Fund	$41,473,334	$2,321,040	$4,986,616	$(418,980)	—	$41,703,517
NT Disciplined Growth Fund	30,866,460	1,734,746	3,255,034	5,137	$116,304	30,997,137
NT Equity Growth Fund	94,866,479	6,124,335	11,567,295	(799,786)	562,218	94,988,639
NT Growth Fund	100,314,286	9,163,289	10,803,327	(37,928)	2,215,264	99,740,002
NT Heritage Fund	60,893,335	8,456,972	7,455,292	(433,634)	2,029,736	61,216,820
NT Large Company Value Fund	124,997,967	14,430,383	19,374,948	(779,395)	6,693,010	124,167,373
NT Mid Cap Value Fund	63,883,616	6,054,849	8,643,689	485,005	2,668,618	64,085,221
NT Small Company Fund	30,221,299	2,911,640	6,464,647	(239,239)	179,323	30,121,049
NT Emerging Markets Fund	54,220,137	7,652,140	10,693,739	(76,259)	414,205	53,634,578
NT Global Real Estate Fund	25,430,440	4,213,077	1,705,709	(51,773)	1,015,459	24,561,866
NT International Growth Fund	62,441,363	7,282,306	8,108,564	(860,343)	548,781	62,273,902
NT International Small-Mid Cap Fund	19,674,567	1,107,961	1,286,887	56,159	30,528	19,392,757
NT International Value Fund	49,326,490	3,957,543	8,239,644	(905,402)	1,496,095	48,326,778
High-Yield Fund	16,724,418	950,059	1,073,825	(112,861)	451,297	17,034,818
Inflation-Adjusted Bond Fund	33,651,415	3,100,444	1,756,811	(166,510)	449,521	34,304,325
NT Diversified Bond Fund	87,662,900	14,384,303	9,845,573	(175,054)	1,074,972	88,790,385
Global Bond Fund	32,117,080	3,376,493	1,572,279	(13,113)	509,305	32,692,395
	$928,765,586	$97,221,580	$116,833,879	$(4,523,976)	$20,454,636	$928,031,562

(1)	Underlying fund investments represent Institutional Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/ Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2055 Portfolio
NT Core Equity Plus Fund	$16,601,046	$1,808,404	$609,333	$(73,459)	—	$18,953,403
NT Disciplined Growth Fund	12,866,024	1,263,247	352,257	(1,578)	$53,911	14,541,829
NT Equity Growth Fund	39,281,687	4,489,877	1,763,681	(166,915)	247,618	44,328,263
NT Growth Fund	40,623,578	5,889,594	1,436,525	(57,736)	999,541	45,626,335
NT Heritage Fund	24,995,861	5,060,965	1,003,976	(103,298)	938,570	28,671,744
NT Large Company Value Fund	51,957,963	10,174,745	4,701,038	(318,835)	3,104,811	59,139,835
NT Mid Cap Value Fund	25,311,389	4,424,437	1,920,448	77,194	1,176,754	29,090,745
NT Small Company Fund	13,880,042	2,329,923	2,069,314	(148,743)	88,630	15,890,613
NT Emerging Markets Fund	23,568,831	5,780,804	3,604,810	(86,599)	204,762	26,962,865
NT Global Real Estate Fund	10,990,770	3,304,859	472,604	(48,198)	506,813	12,298,920
NT International Growth Fund	23,126,836	5,217,726	1,881,854	(204,950)	235,294	26,653,989
NT International Small-Mid Cap Fund	9,138,078	1,530,736	619,890	(4,991)	16,215	10,056,325
NT International Value Fund	20,438,440	3,347,126	2,274,812	(272,542)	695,161	22,847,110
High-Yield Fund	5,676,267	1,127,443	195,404	(18,371)	165,626	6,746,451
Inflation-Adjusted Bond Fund	11,464,203	2,670,150	291,019	(10,316)	176,557	13,541,964
NT Diversified Bond Fund	29,284,147	8,090,743	1,532,219	(43,465)	393,642	34,613,985
Global Bond Fund	11,495,502	2,609,406	321,375	(8,389)	206,451	13,313,538
	$370,700,664	$69,120,185	$25,050,559	$(1,491,191)	$9,210,356	$423,277,914

(1)	Underlying fund investments represent Institutional Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/ Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2060 Portfolio
NT Core Equity Plus Fund	$292,781	$485,718	$87,096	$2,283	—	$724,602
NT Disciplined Growth Fund	228,006	376,668	65,851	1,001	$1,753	564,408
NT Equity Growth Fund	700,098	1,168,523	207,417	4,124	6,316	1,732,747
NT Growth Fund	717,066	1,241,420	211,950	1,751	31,870	1,774,217
NT Heritage Fund	439,527	785,353	128,416	(219)	29,373	1,090,430
NT Large Company Value Fund	926,465	1,723,372	389,534	(4,498)	105,565	2,300,982
NT Mid Cap Value Fund	439,866	778,247	167,556	(1,259)	38,620	1,090,254
NT Small Company Fund	260,060	413,592	74,608	3,106	2,339	648,337
NT Emerging Markets Fund	420,984	713,550	129,038	(7,193)	6,696	1,046,582
NT Global Real Estate Fund	197,509	387,400	64,880	(5,333)	16,469	487,049
NT International Growth Fund	395,914	689,296	127,003	(5,299)	7,025	969,807
NT International Small-Mid Cap Fund	165,372	285,194	54,290	(3,364)	536	403,039
NT International Value Fund	363,894	601,348	110,640	2,707	22,065	884,374
High-Yield Fund	97,523	171,943	30,163	(95)	4,296	242,604
Inflation-Adjusted Bond Fund	195,533	359,653	63,536	(1,740)	5,369	485,140
NT Diversified Bond Fund	488,925	915,623	164,031	(6,704)	10,289	1,215,105
Global Bond Fund	195,231	363,787	62,258	(1,620)	6,298	484,790
	$6,524,754	$11,460,687	$2,138,267	$(22,352)	$294,879	$16,144,467

(1)	Underlying fund investments represent Institutional Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

7. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.

8. Fair Value Measurements

The funds’ investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the funds’ investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2017, the components of investments for federal income tax purposes were as follows:

	One Choice In Retirement Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Federal tax cost of investments	$1,688,683,290	$1,811,397,407	$2,546,813,132	$1,964,373,715	$2,076,459,056
Gross tax appreciation of investments	$159,127,728	$150,540,968	$289,974,038	$163,534,304	$244,179,377
Gross tax depreciation of investments	(15,608,794)	(14,196,574)	(22,618,466)	(16,890,480)	(14,082,328)
Net tax appreciation (depreciation) of investments	$143,518,934	$136,344,394	$267,355,572	$146,643,824	$230,097,049

	One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio
Federal tax cost of investments	$1,444,135,836	$1,473,118,247	$865,549,736	$410,967,961	$15,536,054
Gross tax appreciation of investments	$126,206,031	$175,621,358	$68,488,100	$14,560,652	$655,543
Gross tax depreciation of investments	(10,981,020)	(10,578,230)	(6,006,274)	(2,250,699)	(47,130)
Net tax appreciation (depreciation) of investments	$115,225,011	$165,043,128	$62,481,826	$12,309,953	$608,413

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Recently Issued Accounting Guidance
In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice In Retirement Portfolio
Investor Class
2017(4)	$12.73	0.11	0.07	0.18	(0.10)	(0.21)	(0.31)	$12.60	1.47%	0.20%(5)	1.68%(5)	6%	$819,908
2016	$12.62	0.21	0.12	0.33	(0.21)	(0.01)	(0.22)	$12.73	2.76%	0.20%	1.73%	14%	$837,622
2015	$13.02	0.20	0.27	0.47	(0.29)	(0.58)	(0.87)	$12.62	3.66%	0.20%	1.59%	17%	$822,618
2014	$12.41	0.27	0.73	1.00	(0.27)	(0.12)	(0.39)	$13.02	8.19%	0.20%	2.09%	16%	$255,133
2013	$11.61	0.22	0.94	1.16	(0.23)	(0.13)	(0.36)	$12.41	10.11%	0.20%	1.83%	11%	$205,529
2012	$11.23	0.25	0.39	0.64	(0.26)	—	(0.26)	$11.61	5.81%	0.21%	2.21%	28%	$128,450
Institutional Class
2017(4)	$12.73	0.12	0.08	0.20	(0.12)	(0.21)	(0.33)	$12.60	1.57%	0.00%(5)(6)	1.88%(5)	6%	$491,300
2016	$12.62	0.23	0.13	0.36	(0.24)	(0.01)	(0.25)	$12.73	2.97%	0.00%(6)	1.93%	14%	$510,188
2015	$13.03	0.22	0.27	0.49	(0.32)	(0.58)	(0.90)	$12.62	3.79%	0.00%(6)	1.79%	17%	$485,416
2014	$12.42	0.29	0.73	1.02	(0.29)	(0.12)	(0.41)	$13.03	8.40%	0.00%(6)	2.29%	16%	$130,406
2013	$11.61	0.25	0.94	1.19	(0.25)	(0.13)	(0.38)	$12.42	10.42%	0.00%(6)	2.03%	11%	$104,270
2012	$11.24	0.27	0.38	0.65	(0.28)	—	(0.28)	$11.61	5.92%	0.01%	2.41%	28%	$74,759
A Class
2017(4)	$12.73	0.09	0.08	0.17	(0.09)	(0.21)	(0.30)	$12.60	1.34%	0.45%(5)	1.43%(5)	6%	$324,666
2016	$12.62	0.18	0.12	0.30	(0.18)	(0.01)	(0.19)	$12.73	2.50%	0.45%	1.48%	14%	$361,052
2015	$13.02	0.17	0.27	0.44	(0.26)	(0.58)	(0.84)	$12.62	3.39%	0.45%	1.34%	17%	$428,050
2014	$12.41	0.24	0.73	0.97	(0.24)	(0.12)	(0.36)	$13.02	7.92%	0.45%	1.84%	16%	$139,911
2013	$11.60	0.19	0.95	1.14	(0.20)	(0.13)	(0.33)	$12.41	9.94%	0.45%	1.58%	11%	$119,504
2012	$11.23	0.23	0.37	0.60	(0.23)	—	(0.23)	$11.60	5.46%	0.46%	1.96%	28%	$105,111

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2017(4)	$12.70	0.04	0.08	0.12	(0.05)	(0.21)	(0.26)	$12.56	0.92%	1.20%(5)	0.68%(5)	6%	$9,173
2016	$12.59	0.08	0.14	0.22	(0.10)	(0.01)	(0.11)	$12.70	1.78%	1.20%	0.73%	14%	$9,705
2015	$13.00	0.07	0.27	0.34	(0.17)	(0.58)	(0.75)	$12.59	2.59%	1.20%	0.59%	17%	$7,721
2014	$12.41	0.14	0.73	0.87	(0.16)	(0.12)	(0.28)	$13.00	7.13%	1.20%	1.09%	16%	$2,574
2013	$11.61	0.10	0.94	1.04	(0.11)	(0.13)	(0.24)	$12.41	9.04%	1.20%	0.83%	11%	$1,369
2012	$11.24	0.14	0.38	0.52	(0.15)	—	(0.15)	$11.61	4.69%	1.21%	1.21%	28%	$810
R Class
2017(4)	$12.71	0.07	0.09	0.16	(0.07)	(0.21)	(0.28)	$12.59	1.29%	0.70%(5)	1.18%(5)	6%	$187,155
2016	$12.60	0.15	0.12	0.27	(0.15)	(0.01)	(0.16)	$12.71	2.25%	0.70%	1.23%	14%	$201,425
2015	$13.00	0.16	0.25	0.41	(0.23)	(0.58)	(0.81)	$12.60	3.13%	0.70%	1.09%	17%	$244,718
2014	$12.40	0.20	0.72	0.92	(0.20)	(0.12)	(0.32)	$13.00	7.57%	0.70%	1.59%	16%	$100,946
2013	$11.59	0.16	0.95	1.11	(0.17)	(0.13)	(0.30)	$12.40	9.67%	0.70%	1.33%	11%	$60,104
2012	$11.22	0.18	0.39	0.57	(0.20)	—	(0.20)	$11.59	5.20%	0.71%	1.71%	28%	$38,365

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2017 (unaudited).

(5)	Annualized.

(6)	Ratio was less than 0.005%.
See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2020 Portfolio
Investor Class
2017(4)	$11.98	0.10	0.10	0.20	(0.16)	(0.23)	(0.39)	$11.79	1.70%	0.20%(5)	1.73%(5)	7%	$701,680
2016	$12.30	0.20	0.09	0.29	(0.20)	(0.41)	(0.61)	$11.98	2.60%	0.20%	1.75%	12%	$679,473
2015	$12.26	0.26	0.24	0.50	(0.27)	(0.19)	(0.46)	$12.30	4.14%	0.20%	2.08%	19%	$611,536
2014	$11.56	0.26	0.77	1.03	(0.24)	(0.09)	(0.33)	$12.26	8.99%	0.20%	2.16%	10%	$549,087
2013	$10.64	0.20	1.02	1.22	(0.20)	(0.10)	(0.30)	$11.56	11.67%	0.20%	1.79%	6%	$384,010
2012	$10.37	0.21	0.32	0.53	(0.23)	(0.03)	(0.26)	$10.64	5.27%	0.21%	2.14%	28%	$218,341
Institutional Class
2017(4)	$11.99	0.12	0.08	0.20	(0.18)	(0.23)	(0.41)	$11.78	1.73%	0.00%(5)(6)	1.93%(5)	7%	$742,315
2016	$12.31	0.22	0.09	0.31	(0.22)	(0.41)	(0.63)	$11.99	2.80%	0.00%(6)	1.95%	12%	$733,520
2015	$12.27	0.26	0.27	0.53	(0.30)	(0.19)	(0.49)	$12.31	4.35%	0.00%(6)	2.28%	19%	$579,653
2014	$11.57	0.28	0.77	1.05	(0.26)	(0.09)	(0.35)	$12.27	9.20%	0.00%(6)	2.36%	10%	$310,325
2013	$10.65	0.22	1.02	1.24	(0.22)	(0.10)	(0.32)	$11.57	11.89%	0.00%(6)	1.99%	6%	$211,576
2012	$10.38	0.25	0.30	0.55	(0.25)	(0.03)	(0.28)	$10.65	5.48%	0.01%	2.34%	28%	$99,935
A Class
2017(4)	$11.96	0.09	0.09	0.18	(0.13)	(0.23)	(0.36)	$11.78	1.53%	0.45%(5)	1.48%(5)	7%	$348,092
2016	$12.28	0.18	0.08	0.26	(0.17)	(0.41)	(0.58)	$11.96	2.33%	0.45%	1.50%	12%	$342,985
2015	$12.23	0.23	0.25	0.48	(0.24)	(0.19)	(0.43)	$12.28	3.97%	0.45%	1.83%	19%	$357,730
2014	$11.54	0.23	0.76	0.99	(0.21)	(0.09)	(0.30)	$12.23	8.64%	0.45%	1.91%	10%	$334,141
2013	$10.62	0.17	1.02	1.19	(0.17)	(0.10)	(0.27)	$11.54	11.41%	0.45%	1.54%	6%	$270,040
2012	$10.36	0.20	0.29	0.49	(0.20)	(0.03)	(0.23)	$10.62	4.92%	0.46%	1.89%	28%	$180,502

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2017(4)	$11.95	0.04	0.09	0.13	(0.04)	(0.23)	(0.27)	$11.81	1.10%	1.20%(5)	0.73%(5)	7%	$7,995
2016	$12.26	0.09	0.09	0.18	(0.08)	(0.41)	(0.49)	$11.95	1.63%	1.20%	0.75%	12%	$7,968
2015	$12.22	0.14	0.23	0.37	(0.14)	(0.19)	(0.33)	$12.26	3.09%	1.20%	1.08%	19%	$11,578
2014	$11.52	0.14	0.77	0.91	(0.12)	(0.09)	(0.21)	$12.22	7.91%	1.20%	1.16%	10%	$10,743
2013	$10.61	0.08	1.02	1.10	(0.09)	(0.10)	(0.19)	$11.52	10.48%	1.20%	0.79%	6%	$6,117
2012	$10.34	0.10	0.32	0.42	(0.12)	(0.03)	(0.15)	$10.61	4.23%	1.21%	1.14%	28%	$2,304
R Class
2017(4)	$11.95	0.07	0.09	0.16	(0.10)	(0.23)	(0.33)	$11.78	1.36%	0.70%(5)	1.23%(5)	7%	$147,661
2016	$12.26	0.15	0.09	0.24	(0.14)	(0.41)	(0.55)	$11.95	2.16%	0.70%	1.25%	12%	$156,330
2015	$12.22	0.20	0.24	0.44	(0.21)	(0.19)	(0.40)	$12.26	3.62%	0.70%	1.58%	19%	$167,576
2014	$11.53	0.20	0.76	0.96	(0.18)	(0.09)	(0.27)	$12.22	8.37%	0.70%	1.66%	10%	$140,753
2013	$10.61	0.14	1.03	1.17	(0.15)	(0.10)	(0.25)	$11.53	11.14%	0.70%	1.29%	6%	$102,250
2012	$10.34	0.16	0.31	0.47	(0.17)	(0.03)	(0.20)	$10.61	4.76%	0.71%	1.64%	28%	$61,212

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2017 (unaudited).

(5)	Annualized.

(6)	Ratio was less than 0.005%.
See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2025 Portfolio
Investor Class
2017(4)	$14.08	0.13	0.13	0.26	(0.18)	(0.28)	(0.46)	$13.88	1.86%	0.20%(5)	1.80%(5)	8%	$1,162,326
2016	$14.62	0.25	0.08	0.33	(0.24)	(0.63)	(0.87)	$14.08	2.55%	0.20%	1.81%	11%	$1,147,291
2015	$14.57	0.31	0.36	0.67	(0.33)	(0.29)	(0.62)	$14.62	4.62%	0.20%	2.10%	20%	$1,075,028
2014	$13.71	0.32	0.98	1.30	(0.30)	(0.14)	(0.44)	$14.57	9.61%	0.20%	2.23%	7%	$992,507
2013	$12.46	0.23	1.35	1.58	(0.24)	(0.09)	(0.33)	$13.71	12.88%	0.20%	1.79%	3%	$807,998
2012	$12.13	0.25	0.34	0.59	(0.26)	—	(0.26)	$12.46	4.99%	0.21%	2.07%	21%	$554,462
Institutional Class
2017(4)	$14.09	0.14	0.13	0.27	(0.21)	(0.28)	(0.49)	$13.87	1.92%	0.00%(5)(6)	2.00%(5)	8%	$916,459
2016	$14.64	0.27	0.08	0.35	(0.27)	(0.63)	(0.90)	$14.09	2.69%	0.00%(6)	2.01%	11%	$884,534
2015	$14.58	0.32	0.39	0.71	(0.36)	(0.29)	(0.65)	$14.64	4.90%	0.00%(6)	2.30%	20%	$729,071
2014	$13.72	0.34	0.99	1.33	(0.33)	(0.14)	(0.47)	$14.58	9.83%	0.00%(6)	2.43%	7%	$424,420
2013	$12.47	0.26	1.35	1.61	(0.27)	(0.09)	(0.36)	$13.72	13.10%	0.00%(6)	1.99%	3%	$298,052
2012	$12.14	0.27	0.34	0.61	(0.28)	—	(0.28)	$12.47	5.20%	0.01%	2.27%	21%	$181,693
A Class
2017(4)	$14.06	0.11	0.13	0.24	(0.14)	(0.28)	(0.42)	$13.88	1.75%	0.45%(5)	1.55%(5)	8%	$508,325
2016	$14.60	0.22	0.07	0.29	(0.20)	(0.63)	(0.83)	$14.06	2.28%	0.45%	1.56%	11%	$528,973
2015	$14.55	0.28	0.35	0.63	(0.29)	(0.29)	(0.58)	$14.60	4.36%	0.45%	1.85%	20%	$568,434
2014	$13.69	0.29	0.98	1.27	(0.27)	(0.14)	(0.41)	$14.55	9.35%	0.45%	1.98%	7%	$528,142
2013	$12.44	0.20	1.35	1.55	(0.21)	(0.09)	(0.30)	$13.69	12.61%	0.45%	1.54%	3%	$460,301
2012	$12.11	0.22	0.34	0.56	(0.23)	—	(0.23)	$12.44	4.73%	0.46%	1.82%	21%	$327,130

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2017(4)	$14.03	0.06	0.13	0.19	(0.04)	(0.28)	(0.32)	$13.90	1.34%	1.20%(5)	0.80%(5)	8%	$7,871
2016	$14.58	0.11	0.07	0.18	(0.10)	(0.63)	(0.73)	$14.03	1.42%	1.20%	0.81%	11%	$7,822
2015	$14.52	0.17	0.35	0.52	(0.17)	(0.29)	(0.46)	$14.58	3.64%	1.20%	1.10%	20%	$7,658
2014	$13.67	0.18	0.97	1.15	(0.16)	(0.14)	(0.30)	$14.52	8.46%	1.20%	1.23%	7%	$7,147
2013	$12.41	0.10	1.36	1.46	(0.11)	(0.09)	(0.20)	$13.67	11.86%	1.20%	0.79%	3%	$6,179
2012	$12.09	0.12	0.34	0.46	(0.14)	—	(0.14)	$12.41	3.87%	1.21%	1.07%	21%	$3,498
R Class
2017(4)	$14.04	0.09	0.13	0.22	(0.11)	(0.28)	(0.39)	$13.87	1.57%	0.70%(5)	1.30%(5)	8%	$219,125
2016	$14.58	0.18	0.08	0.26	(0.17)	(0.63)	(0.80)	$14.04	2.03%	0.70%	1.31%	11%	$222,337
2015	$14.52	0.24	0.36	0.60	(0.25)	(0.29)	(0.54)	$14.58	4.17%	0.70%	1.60%	20%	$239,213
2014	$13.67	0.25	0.97	1.22	(0.23)	(0.14)	(0.37)	$14.52	9.01%	0.70%	1.73%	7%	$210,067
2013	$12.42	0.17	1.35	1.52	(0.18)	(0.09)	(0.27)	$13.67	12.34%	0.70%	1.29%	3%	$172,227
2012	$12.09	0.19	0.34	0.53	(0.20)	—	(0.20)	$12.42	4.48%	0.71%	1.57%	21%	$129,489

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2017 (unaudited).

(5)	Annualized.

(6)	Ratio was less than 0.005%.
See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2030 Portfolio
Investor Class
2017(4)	$12.10	0.11	0.16	0.27	(0.14)	(0.24)	(0.38)	$11.99	2.31%	0.20%(5)	1.86%(5)	6%	$715,502
2016	$12.58	0.22	0.01	0.23	(0.21)	(0.50)	(0.71)	$12.10	2.08%	0.20%	1.83%	10%	$680,943
2015	$12.44	0.26	0.41	0.67	(0.27)	(0.26)	(0.53)	$12.58	5.43%	0.20%	2.04%	20%	$590,896
2014	$11.62	0.27	0.89	1.16	(0.25)	(0.09)	(0.34)	$12.44	10.15%	0.20%	2.27%	6%	$512,356
2013	$10.41	0.18	1.30	1.48	(0.18)	(0.09)	(0.27)	$11.62	14.53%	0.21%	1.66%	5%	$333,309
2012	$10.17	0.18	0.27	0.45	(0.19)	(0.02)	(0.21)	$10.41	4.60%	0.21%	1.87%	28%	$170,955
Institutional Class
2017(4)	$12.11	0.13	0.15	0.28	(0.17)	(0.24)	(0.41)	$11.98	2.35%	0.00%(5)(6)	2.06%(5)	6%	$813,910
2016	$12.59	0.23	0.02	0.25	(0.23)	(0.50)	(0.73)	$12.11	2.29%	0.00%(6)	2.03%	10%	$763,858
2015	$12.44	0.27	0.44	0.71	(0.30)	(0.26)	(0.56)	$12.59	5.73%	0.00%(6)	2.24%	20%	$574,390
2014	$11.62	0.30	0.89	1.19	(0.28)	(0.09)	(0.37)	$12.44	10.37%	0.00%(6)	2.47%	6%	$320,834
2013	$10.42	0.21	1.28	1.49	(0.20)	(0.09)	(0.29)	$11.62	14.76%	0.01%	1.86%	5%	$202,598
2012	$10.18	0.21	0.26	0.47	(0.21)	(0.02)	(0.23)	$10.42	4.71%	0.01%	2.07%	28%	$94,349
A Class
2017(4)	$12.07	0.10	0.15	0.25	(0.11)	(0.24)	(0.35)	$11.97	2.15%	0.45%(5)	1.61%(5)	6%	$403,453
2016	$12.55	0.19	0.01	0.20	(0.18)	(0.50)	(0.68)	$12.07	1.82%	0.45%	1.58%	10%	$378,866
2015	$12.41	0.23	0.41	0.64	(0.24)	(0.26)	(0.50)	$12.55	5.18%	0.45%	1.79%	20%	$385,874
2014	$11.59	0.24	0.89	1.13	(0.22)	(0.09)	(0.31)	$12.41	9.89%	0.45%	2.02%	6%	$355,604
2013	$10.38	0.16	1.30	1.46	(0.16)	(0.09)	(0.25)	$11.59	14.28%	0.46%	1.41%	5%	$264,393
2012	$10.15	0.17	0.24	0.41	(0.16)	(0.02)	(0.18)	$10.38	4.25%	0.46%	1.62%	28%	$170,227

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2017(4)	$12.06	0.05	0.16	0.21	(0.02)	(0.24)	(0.26)	$12.01	1.79%	1.20%(5)	0.86%(5)	6%	$6,151
2016	$12.54	0.10	0.01	0.11	(0.09)	(0.50)	(0.59)	$12.06	1.03%	1.20%	0.83%	10%	$6,714
2015	$12.39	0.13	0.42	0.55	(0.14)	(0.26)	(0.40)	$12.54	4.46%	1.20%	1.04%	20%	$5,628
2014	$11.57	0.16	0.88	1.04	(0.13)	(0.09)	(0.22)	$12.39	9.07%	1.20%	1.27%	6%	$4,449
2013	$10.37	0.07	1.29	1.36	(0.07)	(0.09)	(0.16)	$11.57	13.32%	1.21%	0.66%	5%	$3,417
2012	$10.13	0.09	0.26	0.35	(0.09)	(0.02)	(0.11)	$10.37	3.57%	1.21%	0.87%	28%	$1,595
R Class
2017(4)	$12.06	0.08	0.16	0.24	(0.08)	(0.24)	(0.32)	$11.98	2.06%	0.70%(5)	1.36%(5)	6%	$172,002
2016	$12.54	0.16	0.01	0.17	(0.15)	(0.50)	(0.65)	$12.06	1.56%	0.70%	1.33%	10%	$170,983
2015	$12.39	0.20	0.42	0.62	(0.21)	(0.26)	(0.47)	$12.54	4.99%	0.70%	1.54%	20%	$173,221
2014	$11.58	0.22	0.87	1.09	(0.19)	(0.09)	(0.28)	$12.39	9.53%	0.70%	1.77%	6%	$134,751
2013	$10.37	0.13	1.30	1.43	(0.13)	(0.09)	(0.22)	$11.58	14.00%	0.71%	1.16%	5%	$103,886
2012	$10.14	0.13	0.26	0.39	(0.14)	(0.02)	(0.16)	$10.37	3.99%	0.71%	1.37%	28%	$69,278

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2017 (unaudited).

(5)	Annualized.

(6)	Ratio was less than 0.005%.
See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2035 Portfolio
Investor Class
2017(4)	$14.97	0.14	0.27	0.41	(0.18)	(0.34)	(0.52)	$14.86	2.78%	0.20%(5)	1.89%(5)	9%	$902,061
2016	$15.83	0.27	(0.07)(6)	0.20	(0.27)	(0.79)	(1.06)	$14.97	1.57%	0.20%	1.86%	8%	$905,126
2015	$15.60	0.33	0.62	0.95	(0.34)	(0.38)	(0.72)	$15.83	6.25%	0.20%	2.03%	23%	$839,655
2014	$14.52	0.35	1.22	1.57	(0.34)	(0.15)	(0.49)	$15.60	10.91%	0.20%	2.32%	5%	$755,938
2013	$12.81	0.22	1.82	2.04	(0.22)	(0.11)	(0.33)	$14.52	16.24%	0.20%	1.62%	3%	$573,216
2012	$12.52	0.22	0.30	0.52	(0.23)	—	(0.23)	$12.81	4.26%	0.21%	1.82%	16%	$374,544
Institutional Class
2017(4)	$15.00	0.16	0.26	0.42	(0.21)	(0.34)	(0.55)	$14.87	2.85%	0.00%(5)(7)	2.09%(5)	9%	$758,848
2016	$15.86	0.29	(0.06)(6)	0.23	(0.30)	(0.79)	(1.09)	$15.00	1.79%	0.00%(7)	2.06%	8%	$726,622
2015	$15.62	0.33	0.67	1.00	(0.38)	(0.38)	(0.76)	$15.86	6.52%	0.00%(7)	2.23%	23%	$556,384
2014	$14.55	0.38	1.21	1.59	(0.37)	(0.15)	(0.52)	$15.62	11.04%	0.00%(7)	2.52%	5%	$323,043
2013	$12.83	0.25	1.83	2.08	(0.25)	(0.11)	(0.36)	$14.55	16.54%	0.00%(7)	1.82%	3%	$235,505
2012	$12.54	0.25	0.29	0.54	(0.25)	—	(0.25)	$12.83	4.46%	0.01%	2.02%	16%	$138,143
A Class
2017(4)	$14.95	0.12	0.27	0.39	(0.14)	(0.34)	(0.48)	$14.86	2.67%	0.45%(5)	1.64%(5)	9%	$434,094
2016	$15.81	0.24	(0.08)(6)	0.16	(0.23)	(0.79)	(1.02)	$14.95	1.31%	0.45%	1.61%	8%	$438,398
2015	$15.58	0.29	0.62	0.91	(0.30)	(0.38)	(0.68)	$15.81	5.98%	0.45%	1.78%	23%	$460,605
2014	$14.51	0.32	1.20	1.52	(0.30)	(0.15)	(0.45)	$15.58	10.57%	0.45%	2.07%	5%	$425,198
2013	$12.79	0.19	1.83	2.02	(0.19)	(0.11)	(0.30)	$14.51	16.05%	0.45%	1.37%	3%	$356,751
2012	$12.50	0.20	0.29	0.49	(0.20)	—	(0.20)	$12.79	4.00%	0.46%	1.57%	16%	$239,410

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2017(4)	$14.92	0.06	0.27	0.33	(0.03)	(0.34)	(0.37)	$14.88	2.23%	1.20%(5)	0.89%(5)	9%	$5,860
2016	$15.77	0.13	(0.08)(6)	0.05	(0.11)	(0.79)	(0.90)	$14.92	0.59%	1.20%	0.86%	8%	$6,533
2015	$15.53	0.16	0.64	0.80	(0.18)	(0.38)	(0.56)	$15.77	5.25%	1.20%	1.03%	23%	$6,587
2014	$14.46	0.19	1.21	1.40	(0.18)	(0.15)	(0.33)	$15.53	9.76%	1.20%	1.32%	5%	$4,586
2013	$12.76	0.08	1.82	1.90	(0.09)	(0.11)	(0.20)	$14.46	15.05%	1.20%	0.62%	3%	$3,572
2012	$12.46	0.09	0.32	0.41	(0.11)	—	(0.11)	$12.76	3.31%	1.21%	0.82%	16%	$1,396
R Class
2017(4)	$14.94	0.10	0.27	0.37	(0.11)	(0.34)	(0.45)	$14.86	2.48%	0.70%(5)	1.39%(5)	9%	$205,719
2016	$15.79	0.20	(0.07)(6)	0.13	(0.19)	(0.79)	(0.98)	$14.94	1.11%	0.70%	1.36%	8%	$206,155
2015	$15.56	0.25	0.62	0.87	(0.26)	(0.38)	(0.64)	$15.79	5.71%	0.70%	1.53%	23%	$206,773
2014	$14.49	0.27	1.21	1.48	(0.26)	(0.15)	(0.41)	$15.56	10.30%	0.70%	1.82%	5%	$182,137
2013	$12.78	0.16	1.82	1.98	(0.16)	(0.11)	(0.27)	$14.49	15.69%	0.70%	1.12%	3%	$141,978
2012	$12.48	0.16	0.31	0.47	(0.17)	—	(0.17)	$12.78	3.83%	0.71%	1.32%	16%	$101,164

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2017 (unaudited).

(5)	Annualized.

(6)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(7)	Ratio was less than 0.005%.
See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2040 Portfolio
Investor Class
2017(4)	$12.48	0.11	0.28	0.39	(0.15)	(0.30)	(0.45)	$12.42	3.14%	0.20%(5)	1.89%(5)	9%	$524,983
2016	$13.14	0.23	(0.09)(6)	0.14	(0.22)	(0.58)	(0.80)	$12.48	1.34%	0.20%	1.86%	8%	$546,509
2015	$12.86	0.28	0.59	0.87	(0.29)	(0.30)	(0.59)	$13.14	6.84%	0.20%	2.06%	20%	$472,335
2014	$11.87	0.30	1.07	1.37	(0.28)	(0.10)	(0.38)	$12.86	11.63%	0.20%	2.38%	4%	$392,199
2013	$10.31	0.18	1.62	1.80	(0.16)	(0.08)	(0.24)	$11.87	17.83%	0.20%	1.58%	5%	$234,285
2012	$10.11	0.17	0.23	0.40	(0.17)	(0.03)	(0.20)	$10.31	4.05%	0.21%	1.71%	20%	$107,290
Institutional Class
2017(4)	$12.49	0.13	0.27	0.40	(0.17)	(0.30)	(0.47)	$12.42	3.27%	0.00%(5)(7)	2.09%(5)	9%	$617,777
2016	$13.15	0.24	(0.07)(6)	0.17	(0.25)	(0.58)	(0.83)	$12.49	1.55%	0.00%(7)	2.06%	8%	$585,381
2015	$12.87	0.28	0.61	0.89	(0.31)	(0.30)	(0.61)	$13.15	7.05%	0.00%(7)	2.26%	20%	$437,728
2014	$11.88	0.32	1.07	1.39	(0.30)	(0.10)	(0.40)	$12.87	11.84%	0.00%(7)	2.58%	4%	$243,924
2013	$10.32	0.20	1.62	1.82	(0.18)	(0.08)	(0.26)	$11.88	18.05%	0.00%(7)	1.78%	5%	$156,913
2012	$10.12	0.19	0.23	0.42	(0.19)	(0.03)	(0.22)	$10.32	4.26%	0.01%	1.91%	20%	$70,149
A Class
2017(4)	$12.46	0.11	0.27	0.38	(0.12)	(0.30)	(0.42)	$12.42	3.05%	0.45%(5)	1.64%(5)	9%	$286,590
2016	$13.12	0.20	(0.09)(6)	0.11	(0.19)	(0.58)	(0.77)	$12.46	1.08%	0.45%	1.61%	8%	$266,244
2015	$12.84	0.24	0.59	0.83	(0.25)	(0.30)	(0.55)	$13.12	6.57%	0.45%	1.81%	20%	$267,038
2014	$11.85	0.26	1.07	1.33	(0.24)	(0.10)	(0.34)	$12.84	11.36%	0.45%	2.13%	4%	$230,764
2013	$10.30	0.15	1.62	1.77	(0.14)	(0.08)	(0.22)	$11.85	17.45%	0.45%	1.33%	5%	$176,014
2012	$10.10	0.15	0.22	0.37	(0.14)	(0.03)	(0.17)	$10.30	3.80%	0.46%	1.46%	20%	$110,524

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2017(4)	$12.42	0.06	0.27	0.33	(0.02)	(0.30)	(0.32)	$12.43	2.68%	1.20%(5)	0.89%(5)	9%	$3,852
2016	$13.08	0.10	(0.09)(6)	0.01	(0.09)	(0.58)	(0.67)	$12.42	0.29%	1.20%	0.86%	8%	$3,529
2015	$12.80	0.15	0.58	0.73	(0.15)	(0.30)	(0.45)	$13.08	5.77%	1.20%	1.06%	20%	$3,158
2014	$11.82	0.17	1.06	1.23	(0.15)	(0.10)	(0.25)	$12.80	10.46%	1.20%	1.38%	4%	$2,939
2013	$10.26	0.07	1.62	1.69	(0.05)	(0.08)	(0.13)	$11.82	16.71%	1.20%	0.58%	5%	$2,049
2012	$10.07	0.06	0.23	0.29	(0.07)	(0.03)	(0.10)	$10.26	2.93%	1.21%	0.71%	20%	$559
R Class
2017(4)	$12.44	0.09	0.26	0.35	(0.08)	(0.30)	(0.38)	$12.41	2.87%	0.70%(5)	1.39%(5)	9%	$126,138
2016	$13.10	0.17	(0.09)(6)	0.08	(0.16)	(0.58)	(0.74)	$12.44	0.82%	0.70%	1.36%	8%	$128,486
2015	$12.82	0.21	0.59	0.80	(0.22)	(0.30)	(0.52)	$13.10	6.31%	0.70%	1.56%	20%	$122,661
2014	$11.83	0.23	1.07	1.30	(0.21)	(0.10)	(0.31)	$12.82	11.10%	0.70%	1.88%	4%	$94,677
2013	$10.28	0.12	1.62	1.74	(0.11)	(0.08)	(0.19)	$11.83	17.18%	0.70%	1.08%	5%	$64,687
2012	$10.08	0.12	0.23	0.35	(0.12)	(0.03)	(0.15)	$10.28	3.54%	0.71%	1.21%	20%	$36,524

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2017 (unaudited).

(5)	Annualized.

(6)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(7)	Ratio was less than 0.005%.
See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2045 Portfolio
Investor Class
2017(4)	$15.53	0.14	0.40	0.54	(0.18)	(0.43)	(0.61)	$15.46	3.56%	0.20%(5)	1.89%(5)	9%	$624,238
2016	$16.57	0.29	(0.15)(6)	0.14	(0.28)	(0.90)	(1.18)	$15.53	1.19%	0.20%	1.88%	7%	$666,583
2015	$16.22	0.35	0.80	1.15	(0.37)	(0.43)	(0.80)	$16.57	7.22%	0.20%	2.10%	23%	$608,154
2014	$14.92	0.37	1.44	1.81	(0.36)	(0.15)	(0.51)	$16.22	12.34%	0.20%	2.38%	4%	$523,828
2013	$12.84	0.22	2.17	2.39	(0.21)	(0.10)	(0.31)	$14.92	18.94%	0.20%	1.58%	3%	$355,470
2012	$12.59	0.20	0.26	0.46	(0.21)	—	(0.21)	$12.84	3.76%	0.21%	1.66%	14%	$222,501
Institutional Class
2017(4)	$15.56	0.17	0.39	0.56	(0.22)	(0.43)	(0.65)	$15.47	3.63%	0.00%(5)(7)	2.09%(5)	9%	$582,244
2016	$16.60	0.31	(0.14)(6)	0.17	(0.31)	(0.90)	(1.21)	$15.56	1.40%	0.00%(7)	2.08%	7%	$563,161
2015	$16.24	0.36	0.84	1.20	(0.41)	(0.43)	(0.84)	$16.60	7.50%	0.00%(7)	2.30%	23%	$437,726
2014	$14.94	0.40	1.44	1.84	(0.39)	(0.15)	(0.54)	$16.24	12.55%	0.00%(7)	2.58%	4%	$281,772
2013	$12.86	0.25	2.17	2.42	(0.24)	(0.10)	(0.34)	$14.94	19.15%	0.00%(7)	1.78%	3%	$196,557
2012	$12.60	0.23	0.26	0.49	(0.23)	—	(0.23)	$12.86	4.04%	0.01%	1.86%	14%	$116,894
A Class
2017(4)	$15.51	0.13	0.38	0.51	(0.14)	(0.43)	(0.57)	$15.45	3.37%	0.45%(5)	1.64%(5)	9%	$290,485
2016	$16.54	0.25	(0.14)(6)	0.11	(0.24)	(0.90)	(1.14)	$15.51	0.98%	0.45%	1.63%	7%	$288,989
2015	$16.19	0.31	0.80	1.11	(0.33)	(0.43)	(0.76)	$16.54	6.96%	0.45%	1.85%	23%	$306,435
2014	$14.89	0.34	1.43	1.77	(0.32)	(0.15)	(0.47)	$16.19	12.08%	0.45%	2.13%	4%	$283,598
2013	$12.82	0.18	2.17	2.35	(0.18)	(0.10)	(0.28)	$14.89	18.59%	0.45%	1.33%	3%	$231,054
2012	$12.56	0.18	0.26	0.44	(0.18)	—	(0.18)	$12.82	3.59%	0.46%	1.41%	14%	$147,197

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2017(4)	$15.48	0.07	0.39	0.46	(0.03)	(0.43)	(0.46)	$15.48	2.99%	1.20%(5)	0.89%(5)	9%	$3,172
2016	$16.51	0.14	(0.15)(6)	(0.01)	(0.12)	(0.90)	(1.02)	$15.48	0.19%	1.20%	0.88%	7%	$2,944
2015	$16.15	0.16	0.83	0.99	(0.20)	(0.43)	(0.63)	$16.51	6.21%	1.20%	1.10%	23%	$2,459
2014	$14.86	0.20	1.44	1.64	(0.20)	(0.15)	(0.35)	$16.15	11.18%	1.20%	1.38%	4%	$1,993
2013	$12.79	0.10	2.15	2.25	(0.08)	(0.10)	(0.18)	$14.86	17.72%	1.20%	0.58%	3%	$1,220
2012	$12.53	0.08	0.27	0.35	(0.09)	—	(0.09)	$12.79	2.82%	1.21%	0.66%	14%	$633
R Class
2017(4)	$15.49	0.11	0.40	0.51	(0.11)	(0.43)	(0.54)	$15.46	3.31%	0.70%(5)	1.39%(5)	9%	$138,038
2016	$16.53	0.21	(0.15)(6)	0.06	(0.20)	(0.90)	(1.10)	$15.49	0.66%	0.70%	1.38%	7%	$136,567
2015	$16.17	0.27	0.81	1.08	(0.29)	(0.43)	(0.72)	$16.53	6.75%	0.70%	1.60%	23%	$130,537
2014	$14.88	0.30	1.42	1.72	(0.28)	(0.15)	(0.43)	$16.17	11.73%	0.70%	1.88%	4%	$117,392
2013	$12.81	0.15	2.17	2.32	(0.15)	(0.10)	(0.25)	$14.88	18.30%	0.70%	1.08%	3%	$91,776
2012	$12.55	0.14	0.27	0.41	(0.15)	—	(0.15)	$12.81	3.33%	0.71%	1.16%	14%	$62,208

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2017 (unaudited).

(5)	Annualized.

(6)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(7)	Ratio was less than 0.005%.
See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2050 Portfolio
Investor Class
2017(4)	$12.49	0.11	0.36	0.47	(0.14)	(0.34)	(0.48)	$12.48	3.79%	0.20%(5)	1.88%(5)	11%	$312,163
2016	$13.20	0.22	(0.12)(6)	0.10	(0.22)	(0.59)	(0.81)	$12.49	1.09%	0.20%	1.85%	7%	$332,786
2015	$12.85	0.28	0.66	0.94	(0.29)	(0.30)	(0.59)	$13.20	7.37%	0.20%	2.06%	21%	$268,548
2014	$11.77	0.29	1.17	1.46	(0.28)	(0.10)	(0.38)	$12.85	12.59%	0.20%	2.35%	4%	$214,823
2013	$10.07	0.16	1.77	1.93	(0.15)	(0.08)	(0.23)	$11.77	19.51%	0.20%	1.51%	4%	$115,834
2012	$9.88	0.14	0.21	0.35	(0.14)	(0.02)	(0.16)	$10.07	3.67%	0.21%	1.53%	12%	$48,553
Institutional Class
2017(4)	$12.51	0.13	0.35	0.48	(0.16)	(0.34)	(0.50)	$12.49	3.91%	0.00%(5)(7)	2.08%(5)	11%	$370,652
2016	$13.22	0.24	(0.12)(6)	0.12	(0.24)	(0.59)	(0.83)	$12.51	1.30%	0.00%(7)	2.05%	7%	$365,225
2015	$12.87	0.28	0.68	0.96	(0.31)	(0.30)	(0.61)	$13.22	7.58%	0.00%(7)	2.26%	21%	$257,921
2014	$11.79	0.32	1.17	1.49	(0.31)	(0.10)	(0.41)	$12.87	12.79%	0.00%(7)	2.55%	4%	$135,635
2013	$10.09	0.19	1.76	1.95	(0.17)	(0.08)	(0.25)	$11.79	19.72%	0.00%(7)	1.71%	4%	$95,469
2012	$9.90	0.17	0.20	0.37	(0.16)	(0.02)	(0.18)	$10.09	3.87%	0.01%	1.73%	12%	$49,284
A Class
2017(4)	$12.47	0.11	0.33	0.44	(0.10)	(0.34)	(0.44)	$12.47	3.61%	0.45%(5)	1.63%(5)	11%	$169,949
2016	$13.18	0.20	(0.13)(6)	0.07	(0.19)	(0.59)	(0.78)	$12.47	0.83%	0.45%	1.60%	7%	$157,110
2015	$12.83	0.24	0.66	0.90	(0.25)	(0.30)	(0.55)	$13.18	7.11%	0.45%	1.81%	21%	$162,011
2014	$11.75	0.26	1.17	1.43	(0.25)	(0.10)	(0.35)	$12.83	12.32%	0.45%	2.10%	4%	$131,709
2013	$10.06	0.14	1.76	1.90	(0.13)	(0.08)	(0.21)	$11.75	19.13%	0.45%	1.26%	4%	$91,012
2012	$9.87	0.13	0.20	0.33	(0.12)	(0.02)	(0.14)	$10.06	3.41%	0.46%	1.28%	12%	$55,073

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2017(4)	$12.45	0.06	0.34	0.40	(0.01)	(0.34)	(0.35)	$12.50	3.24%	1.20%(5)	0.88%(5)	11%	$1,898
2016	$13.15	0.11	(0.13)(6)	(0.02)	(0.09)	(0.59)	(0.68)	$12.45	0.11%	1.20%	0.85%	7%	$1,939
2015	$12.80	0.15	0.65	0.80	(0.15)	(0.30)	(0.45)	$13.15	6.30%	1.20%	1.06%	21%	$2,197
2014	$11.73	0.19	1.14	1.33	(0.16)	(0.10)	(0.26)	$12.80	11.40%	1.20%	1.35%	4%	$1,983
2013	$10.04	0.06	1.76	1.82	(0.05)	(0.08)	(0.13)	$11.73	18.26%	1.20%	0.51%	4%	$1,748
2012	$9.85	0.05	0.21	0.26	(0.05)	(0.02)	(0.07)	$10.04	2.64%	1.21%	0.53%	12%	$530
R Class
2017(4)	$12.46	0.09	0.34	0.43	(0.07)	(0.34)	(0.41)	$12.48	3.52%	0.70%(5)	1.38%(5)	11%	$73,372
2016	$13.16	0.17	(0.13)(6)	0.04	(0.15)	(0.59)	(0.74)	$12.46	0.64%	0.70%	1.35%	7%	$71,705
2015	$12.81	0.21	0.66	0.87	(0.22)	(0.30)	(0.52)	$13.16	6.84%	0.70%	1.56%	21%	$62,763
2014	$11.74	0.23	1.16	1.39	(0.22)	(0.10)	(0.32)	$12.81	11.96%	0.70%	1.85%	4%	$47,771
2013	$10.05	0.11	1.76	1.87	(0.10)	(0.08)	(0.18)	$11.74	18.84%	0.70%	1.01%	4%	$32,896
2012	$9.86	0.10	0.21	0.31	(0.10)	(0.02)	(0.12)	$10.05	3.16%	0.71%	1.03%	12%	$15,933

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2017 (unaudited).

(5)	Annualized.

(6)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(7)	Ratio was less than 0.005%.
See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2055 Portfolio
Investor Class
2017(4)	$13.18	0.13	0.39	0.52	(0.15)	(0.28)	(0.43)	$13.27	3.99%	0.20%(5)	1.95%(5)	6%	$118,704
2016	$13.72	0.22	(0.11)(6)	0.11	(0.22)	(0.43)	(0.65)	$13.18	1.02%	0.20%	1.78%	6%	$106,441
2015	$13.22	0.27	0.72	0.99	(0.28)	(0.21)	(0.49)	$13.72	7.56%	0.20%	1.94%	24%	$66,163
2014	$12.02	0.30	1.24	1.54	(0.28)	(0.06)	(0.34)	$13.22	12.87%	0.20%	2.22%	8%	$33,357
2013	$10.19	0.15	1.85	2.00	(0.14)	(0.03)	(0.17)	$12.02	19.86%	0.20%	1.36%	13%	$14,959
2012	$9.92	0.12	0.25	0.37	(0.10)	—	(0.10)	$10.19	3.78%	0.20%	1.25%	44%	$3,920
Institutional Class
2017(4)	$13.19	0.15	0.39	0.54	(0.18)	(0.28)	(0.46)	$13.27	4.12%	0.00%(5)(7)	2.15%(5)	6%	$185,732
2016	$13.73	0.25	(0.12)(6)	0.13	(0.24)	(0.43)	(0.67)	$13.19	1.23%	0.00%(7)	1.98%	6%	$162,255
2015	$13.23	0.28	0.74	1.02	(0.31)	(0.21)	(0.52)	$13.73	7.78%	0.00%(7)	2.14%	24%	$92,653
2014	$12.03	0.28	1.28	1.56	(0.30)	(0.06)	(0.36)	$13.23	13.09%	0.00%(7)	2.42%	8%	$43,147
2013	$10.20	0.18	1.84	2.02	(0.16)	(0.03)	(0.19)	$12.03	20.08%	0.00%(7)	1.56%	13%	$10,951
2012	$9.92	0.14	0.25	0.39	(0.11)	—	(0.11)	$10.20	4.04%	0.00%(7)	1.45%	44%	$3,939
A Class
2017(4)	$13.15	0.11	0.40	0.51	(0.12)	(0.28)	(0.40)	$13.26	3.89%	0.45%(5)	1.70%(5)	6%	$76,448
2016	$13.69	0.20	(0.13)(6)	0.07	(0.18)	(0.43)	(0.61)	$13.15	0.76%	0.45%	1.53%	6%	$65,954
2015	$13.19	0.24	0.72	0.96	(0.25)	(0.21)	(0.46)	$13.69	7.31%	0.45%	1.69%	24%	$51,889
2014	$12.00	0.26	1.23	1.49	(0.24)	(0.06)	(0.30)	$13.19	12.52%	0.45%	1.97%	8%	$31,787
2013	$10.17	0.13	1.85	1.98	(0.12)	(0.03)	(0.15)	$12.00	19.59%	0.45%	1.11%	13%	$14,138
2012	$9.91	0.10	0.24	0.34	(0.08)	—	(0.08)	$10.17	3.49%	0.45%	1.00%	44%	$3,253

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2017(4)	$13.11	0.06	0.38	0.44	(0.01)	(0.28)	(0.29)	$13.26	3.42%	1.20%(5)	0.95%(5)	6%	$737
2016	$13.64	0.11	(0.13)(6)	(0.02)	(0.08)	(0.43)	(0.51)	$13.11	0.06%	1.20%	0.78%	6%	$636
2015	$13.14	0.14	0.71	0.85	(0.14)	(0.21)	(0.35)	$13.64	6.51%	1.20%	0.94%	24%	$557
2014	$11.95	0.17	1.23	1.40	(0.15)	(0.06)	(0.21)	$13.14	11.72%	1.20%	1.22%	8%	$428
2013	$10.13	0.05	1.84	1.89	(0.04)	(0.03)	(0.07)	$11.95	18.66%	1.20%	0.36%	13%	$215
2012	$9.88	0.02	0.26	0.28	(0.03)	—	(0.03)	$10.13	2.81%	1.20%	0.25%	44%	$87
R Class
2017(4)	$13.15	0.10	0.38	0.48	(0.08)	(0.28)	(0.36)	$13.27	3.70%	0.70%(5)	1.45%(5)	6%	$41,658
2016	$13.69	0.17	(0.13)(6)	0.04	(0.15)	(0.43)	(0.58)	$13.15	0.51%	0.70%	1.28%	6%	$35,414
2015	$13.18	0.21	0.72	0.93	(0.21)	(0.21)	(0.42)	$13.69	7.11%	0.70%	1.44%	24%	$24,867
2014	$11.99	0.23	1.23	1.46	(0.21)	(0.06)	(0.27)	$13.18	12.25%	0.70%	1.72%	8%	$13,999
2013	$10.16	0.09	1.86	1.95	(0.09)	(0.03)	(0.12)	$11.99	19.31%	0.70%	0.86%	13%	$6,983
2012	$9.90	0.06	0.26	0.32	(0.06)	—	(0.06)	$10.16	3.29%	0.70%	0.75%	44%	$1,108

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2017 (unaudited).

(5)	Annualized.

(6)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(7)	Ratio was less than 0.005%.
See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2060 Portfolio
Investor Class
2017(4)	$10.89	0.14	0.29	0.43	(0.10)	(0.01)	(0.11)	$11.21	3.99%	0.20%(5)	2.14%(5)	20%	$5,214
2016(6)	$10.00	0.10	0.91	1.01	(0.12)	—	(0.12)	$10.89	10.12%	0.20%(5)	0.88%(5)	13%	$1,305
Institutional Class
2017(4)	$10.90	0.14	0.32	0.46	(0.13)	(0.01)	(0.14)	$11.22	4.19%	0.00%(5)(7)	2.34%(5)	20%	$6,969
2016(6)	$10.00	0.08	0.94	1.02	(0.12)	—	(0.12)	$10.90	10.27%	0.00%(5)(7)	1.08%(5)	13%	$2,443
A Class
2017(4)	$10.87	0.06	0.37	0.43	(0.08)	(0.01)	(0.09)	$11.21	3.92%	0.45%(5)	1.89%(5)	20%	$2,078
2016(6)	$10.00	0.02	0.96	0.98	(0.11)	—	(0.11)	$10.87	9.84%	0.45%(5)	0.63%(5)	13%	$2,143
C Class
2017(4)	$10.83	0.08	0.30	0.38	—	(0.01)	(0.01)	$11.20	3.49%	1.20%(5)	1.14%(5)	20%	$55
2016(6)	$10.00	0.09	0.83	0.92	(0.09)	—	(0.09)	$10.83	9.23%	1.20%(5)	(0.12)%(5)	13%	$28
R Class
2017(4)	$10.86	0.10	0.31	0.41	(0.05)	(0.01)	(0.06)	$11.21	3.76%	0.70%(5)	1.64%(5)	20%	$1,828
2016(6)	$10.00	0.04	0.92	0.96	(0.10)	—	(0.10)	$10.86	9.67%	0.70%(5)	0.38%(5)	13%	$605

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2017 (unaudited).

(5)	Annualized.

(6)	September 30, 2015 (fund inception) through July 31, 2016.

(7)	Ratio was less than 0.005%.
See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds’ investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-2021. It is also available on the “About Us” page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Services for the Deaf	711

American Century Asset Allocation Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91633 1703

Semiannual Report

January 31, 2017

One Choice® In Retirement Portfolio R6

One Choice® 2020 Portfolio R6

One Choice® 2025 Portfolio R6

One Choice® 2030 Portfolio R6

One Choice® 2035 Portfolio R6

One Choice® 2040 Portfolio R6

One Choice® 2045 Portfolio R6

One Choice® 2050 Portfolio R6

One Choice® 2055 Portfolio R6

One Choice® 2060 Portfolio R6

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended January 31, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Trump’s Victory Triggered Risk-On Market Movements, But Uncertainties Linger

One of the pivotal events of the reporting period was Donald Trump’s victory in the 2016 U.S. presidential election. Trump’s largely unexpected win in November, and his aggressive pro-business, pro-growth agenda, triggered “Trump Trade/Risk-On” rallies in traditionally higher-risk markets such as commodities, U.S. small-cap and technology stocks, and high-yield corporate bonds, and a corresponding global sell-off in government bonds. These widely divergent market movements helped define the reporting period from an investment performance perspective.

Trump’s election victory was also (with Brexit, the U.K.’s earlier unexpected vote to leave the European Union) an eye-opening manifestation of the populist and anti-globalization movements that were triggered in part by lingering economic weakness and extreme central bank monetary stimulus since the Great Recession nearly a decade ago. Years of low interest rates, market globalization, and corporate cost-cutting have benefited some segments of the world’s developed democracies much more than others. The others spoke up in June and November of 2016, voting for Brexit, then propelling Trump to victory.

Meanwhile, the global economy continued to rebound from setbacks a year ago, when concerns about China’s growth and plummeting oil prices affected the global economic outlook. China has stabilized, and oil prices climbed back on signs that the major oil-producing countries could cooperate on restricting crude oil supplies. Furthermore, major central banks, particularly in Europe and Japan, continued to provide massive monetary stimulus, supporting economic growth.

Trump’s victory unleashed potentially far-reaching ramifications and uncertainties that are still unfolding and could trigger bouts of short-term market volatility. In this unsettled environment, we strongly believe in staying the course and remaining focused on longer-term goals, using disciplined, actively managed, risk-aware strategies. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Portfolio Characteristics

Underlying Fund Allocations(1) as a % of net assets as of January 31, 2017
	One Choice In Retirement Portfolio R6	One Choice 2020 Portfolio R6	One Choice 2025 Portfolio R6	One Choice 2030 Portfolio R6	One Choice 2035 Portfolio R6
Equity
NT Core Equity Plus Fund	3.0%	3.0%	3.0%	3.0%	3.3%
NT Disciplined Growth Fund	1.5%	1.8%	2.1%	2.5%	2.8%
NT Equity Growth Fund	10.0%	9.7%	9.5%	9.3%	9.2%
NT Growth Fund	4.5%	5.0%	5.7%	6.8%	8.4%
NT Heritage Fund	2.2%	2.7%	3.7%	4.3%	4.5%
NT Large Company Value Fund	9.5%	9.5%	9.7%	10.1%	10.5%
NT Mid Cap Value Fund	4.5%	5.0%	5.7%	6.0%	6.0%
NT Small Company Fund	2.0%	1.9%	1.6%	2.2%	3.0%
NT Emerging Markets Fund	—	0.8%	1.8%	2.5%	3.1%
NT Global Real Estate Fund	1.0%	1.1%	1.4%	1.7%	1.9%
NT International Growth Fund	4.5%	4.6%	5.0%	5.5%	6.2%
NT International Small-Mid Cap Fund	—	0.2%	0.5%	0.8%	1.1%
NT International Value Fund	2.2%	2.6%	3.2%	3.9%	4.5%
Total Equity	44.9%	47.9%	52.9%	58.6%	64.5%
Fixed Income
High-Yield Fund	3.8%	3.8%	3.6%	3.3%	3.0%
Inflation-Adjusted Bond Fund	1.5%	2.3%	3.6%	4.6%	5.3%
NT Diversified Bond Fund	21.7%	21.0%	20.2%	18.3%	16.1%
Short Duration Inflation Protection Bond Fund	6.1%	5.1%	3.5%	2.0%	0.6%
Global Bond Fund	7.0%	6.6%	6.0%	5.4%	4.7%
International Bond Fund	5.0%	4.8%	4.2%	2.8%	0.8%
Total Fixed Income	45.1%	43.6%	41.1%	36.4%	30.5%
U.S. Government Money Market Fund	10.0%	8.5%	6.0%	5.0%	5.0%
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—(2)

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for U.S. Government Money Market Fund.

(2)	Category is less than 0.05% of total net assets.

3

Underlying Fund Allocations(1) as a % of net assets as of January 31, 2017
	One Choice 2040 Portfolio R6	One Choice 2045 Portfolio R6	One Choice 2050 Portfolio R6	One Choice 2055 Portfolio R6	One Choice 2060 Portfolio R6
Equity
NT Core Equity Plus Fund	3.2%	3.7%	4.5%	4.5%	4.5%
NT Disciplined Growth Fund	3.1%	3.2%	3.3%	3.4%	3.5%
NT Equity Growth Fund	9.7%	10.2%	10.2%	10.5%	10.7%
NT Growth Fund	9.4%	10.2%	10.8%	10.8%	11.0%
NT Heritage Fund	5.5%	6.4%	6.6%	6.8%	6.8%
NT Large Company Value Fund	11.5%	12.6%	13.4%	14.0%	14.2%
NT Mid Cap Value Fund	6.3%	7.0%	6.9%	6.9%	6.8%
NT Small Company Fund	3.2%	3.0%	3.3%	3.7%	4.0%
NT Emerging Markets Fund	3.8%	4.8%	5.7%	6.3%	6.5%
NT Global Real Estate Fund	2.2%	2.4%	2.7%	2.9%	3.0%
NT International Growth Fund	6.7%	6.8%	6.7%	6.3%	6.0%
NT International Small-Mid Cap Fund	1.4%	1.8%	2.1%	2.4%	2.5%
NT International Value Fund	4.8%	5.0%	5.2%	5.4%	5.5%
Total Equity	70.8%	77.1%	81.4%	83.9%	85.0%
Fixed Income
High-Yield Fund	2.5%	2.2%	1.9%	1.6%	1.5%
Inflation-Adjusted Bond Fund	5.2%	4.3%	3.7%	3.2%	3.0%
NT Diversified Bond Fund	13.7%	11.5%	9.5%	8.2%	7.5%
Global Bond Fund	4.3%	3.9%	3.5%	3.1%	3.0%
Total Fixed Income	25.7%	21.9%	18.6%	16.1%	15.0%
U.S. Government Money Market Fund	3.5%	1.0%	—	—	—
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for U.S. Government Money Market Fund.

(2)	Category is less than 0.05% of total net assets.

4

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century Investments funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2016 to January 31, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 8/1/16	Ending Account Value 1/31/17	Expenses Paid During Period(1) 8/1/16 - 1/31/17	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 8/1/16 - 1/31/17	Effective Annualized Expense Ratio(2)
One Choice In Retirement Portfolio R6
Actual
R6 Class	$1,000	$1,016.40	$0.00	0.00%(3)	$2.80	0.55%
Hypothetical
R6 Class	$1,000	$1,025.21	$0.00	0.00%(3)	$2.80	0.55%
One Choice 2020 Portfolio R6
Actual
R6 Class	$1,000	$1,017.70	$0.00	0.00%(3)	$2.85	0.56%
Hypothetical
R6 Class	$1,000	$1,025.21	$0.00	0.00%(3)	$2.85	0.56%
One Choice 2025 Portfolio R6
Actual
R6 Class	$1,000	$1,019.90	$0.00	0.00%(3)	$2.95	0.58%
Hypothetical
R6 Class	$1,000	$1,025.21	$0.00	0.00%(3)	$2.96	0.58%
One Choice 2030 Portfolio R6
Actual
R6 Class	$1,000	$1,024.40	$0.00	0.00%(3)	$3.06	0.60%
Hypothetical
R6 Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.06	0.60%
One Choice 2035 Portfolio R6
Actual
R6 Class	$1,000	$1,029.50	$0.00	0.00%(3)	$3.17	0.62%
Hypothetical
R6 Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.16	0.62%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class's annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

6

	Beginning Account Value 8/1/16	Ending Account Value 1/31/17	Expenses Paid During Period(1) 8/1/16 - 1/31/17	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 8/1/16 - 1/31/17	Effective Annualized Expense Ratio(2)
One Choice 2040 Portfolio R6
Actual
R6 Class	$1,000	$1,033.20	$0.00	0.00%(3)	$3.28	0.64%
Hypothetical
R6 Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.26	0.64%
One Choice 2045 Portfolio R6
Actual
R6 Class	$1,000	$1,036.10	$0.00	0.00%(3)	$3.44	0.67%
Hypothetical
R6 Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.41	0.67%
One Choice 2050 Portfolio R6
Actual
R6 Class	$1,000	$1,039.20	$0.00	0.00%(3)	$3.55	0.69%
Hypothetical
R6 Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.52	0.69%
One Choice 2055 Portfolio R6
Actual
R6 Class	$1,000	$1,041.60	$0.00	0.00%(3)	$3.60	0.70%
Hypothetical
R6 Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.57	0.70%
One Choice 2060 Portfolio R6
Actual
R6 Class	$1,000	$1,041.50	$0.00	0.00%(3)	$3.60	0.70%
Hypothetical
R6 Class	$1,000	$1,025.21	$0.00	0.00%(3)	$3.57	0.70%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class's annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

7

Schedules of Investments

JANUARY 31, 2017 (UNAUDITED)

One Choice In Retirement Portfolio R6

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 37.2%
NT Core Equity Plus Fund Institutional Class	365,634	$5,298,031
NT Disciplined Growth Fund Institutional Class	251,457	2,655,387
NT Equity Growth Fund Institutional Class	1,434,954	17,692,986
NT Growth Fund R6 Class	525,140	7,955,868
NT Heritage Fund R6 Class	313,535	3,988,165
NT Large Company Value Fund R6 Class	1,452,659	16,821,790
NT Mid Cap Value Fund R6 Class	588,496	7,968,231
NT Small Company Fund Institutional Class	354,343	3,543,433
		65,923,891
Domestic Fixed Income Funds — 33.1%
High-Yield Fund R6 Class	1,183,631	6,770,368
Inflation-Adjusted Bond Fund Institutional Class	229,253	2,668,508
NT Diversified Bond Fund R6 Class	3,611,147	38,422,605
Short Duration Inflation Protection Bond Fund R6 Class	1,047,930	10,846,074
		58,707,555
International Fixed Income Funds — 12.0%
Global Bond Fund R6 Class	1,239,243	12,404,825
International Bond Fund R6 Class(2)	729,055	8,916,339
		21,321,164
Money Market Funds — 10.0%
U.S. Government Money Market Fund Investor Class	17,753,207	17,753,207
International Equity Funds — 7.7%
NT Global Real Estate Fund R6 Class	196,473	1,768,259
NT International Growth Fund R6 Class	793,465	7,974,322
NT International Value Fund R6 Class	439,501	3,959,901
		13,702,482
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $174,471,954)		177,408,299
OTHER ASSETS AND LIABILITIES†		8
TOTAL NET ASSETS — 100.0%		$177,408,307

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

See Notes to Financial Statements.

8

JANUARY 31, 2017 (UNAUDITED)

One Choice 2020 Portfolio R6

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 38.6%
NT Core Equity Plus Fund Institutional Class	510,306	$7,394,341
NT Disciplined Growth Fund Institutional Class	404,256	4,268,941
NT Equity Growth Fund Institutional Class	1,937,195	23,885,611
NT Growth Fund R6 Class	814,379	12,337,849
NT Heritage Fund R6 Class	526,798	6,700,873
NT Large Company Value Fund R6 Class	2,011,461	23,292,724
NT Mid Cap Value Fund R6 Class	905,974	12,266,882
NT Small Company Fund Institutional Class	454,382	4,543,819
		94,691,040
Domestic Fixed Income Funds — 32.2%
High-Yield Fund R6 Class	1,609,627	9,207,066
Inflation-Adjusted Bond Fund Institutional Class	494,615	5,757,315
NT Diversified Bond Fund R6 Class	4,839,378	51,490,982
Short Duration Inflation Protection Bond Fund R6 Class	1,219,323	12,619,988
		79,075,351
International Fixed Income Funds — 11.4%
Global Bond Fund R6 Class	1,623,598	16,252,211
International Bond Fund R6 Class(2)	959,256	11,731,696
		27,983,907
International Equity Funds — 9.3%
NT Emerging Markets Fund R6 Class	174,865	1,885,049
NT Global Real Estate Fund R6 Class	313,588	2,822,291
NT International Growth Fund R6 Class	1,132,327	11,379,891
NT International Small-Mid Cap Fund R6 Class	45,794	476,257
NT International Value Fund R6 Class	712,437	6,419,059
		22,982,547
Money Market Funds — 8.5%
U.S. Government Money Market Fund Investor Class	20,820,901	20,820,901
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $242,075,398)		245,553,746
OTHER ASSETS AND LIABILITIES†		11
TOTAL NET ASSETS — 100.0%		$245,553,757

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

See Notes to Financial Statements.

9

JANUARY 31, 2017 (UNAUDITED)

One Choice 2025 Portfolio R6

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 41.0%
NT Core Equity Plus Fund Institutional Class	646,344	$9,365,529
NT Disciplined Growth Fund Institutional Class	620,453	6,551,988
NT Equity Growth Fund Institutional Class	2,393,236	29,508,599
NT Growth Fund R6 Class	1,161,863	17,602,227
NT Heritage Fund R6 Class	897,054	11,410,531
NT Large Company Value Fund R6 Class	2,617,596	30,311,763
NT Mid Cap Value Fund R6 Class	1,321,421	17,892,045
NT Small Company Fund Institutional Class	498,334	4,983,336
		127,626,018
Domestic Fixed Income Funds — 30.9%
High-Yield Fund R6 Class	1,931,766	11,049,700
Inflation-Adjusted Bond Fund Institutional Class	962,066	11,198,450
NT Diversified Bond Fund R6 Class	5,910,268	62,885,254
Short Duration Inflation Protection Bond Fund R6 Class	1,065,207	11,024,888
		96,158,292
International Equity Funds — 11.9%
NT Emerging Markets Fund R6 Class	510,491	5,503,092
NT Global Real Estate Fund R6 Class	485,023	4,365,210
NT International Growth Fund R6 Class	1,549,024	15,567,690
NT International Small-Mid Cap Fund R6 Class	152,593	1,586,963
NT International Value Fund R6 Class	1,117,063	10,064,741
		37,087,696
International Fixed Income Funds — 10.2%
Global Bond Fund R6 Class	1,862,948	18,648,106
International Bond Fund R6 Class(2)	1,075,444	13,152,684
		31,800,790
Money Market Funds — 6.0%
U.S. Government Money Market Fund Investor Class	18,629,572	18,629,572
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $307,112,807)		311,302,368
OTHER ASSETS AND LIABILITIES†		15
TOTAL NET ASSETS — 100.0%		$311,302,383

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

See Notes to Financial Statements.

10

JANUARY 31, 2017 (UNAUDITED)

One Choice 2030 Portfolio R6

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 44.2%
NT Core Equity Plus Fund Institutional Class	611,348	$8,858,428
NT Disciplined Growth Fund Institutional Class	694,380	7,332,656
NT Equity Growth Fund Institutional Class	2,241,529	27,638,052
NT Growth Fund R6 Class	1,319,691	19,993,318
NT Heritage Fund R6 Class	1,009,831	12,845,054
NT Large Company Value Fund R6 Class	2,580,418	29,881,242
NT Mid Cap Value Fund R6 Class	1,312,563	17,772,110
NT Small Company Fund Institutional Class	653,626	6,536,256
		130,857,116
Domestic Fixed Income Funds — 28.2%
High-Yield Fund R6 Class	1,706,853	9,763,197
Inflation-Adjusted Bond Fund Institutional Class	1,170,854	13,628,736
NT Diversified Bond Fund R6 Class	5,106,225	54,330,234
Short Duration Inflation Protection Bond Fund R6 Class	571,198	5,911,898
		83,634,065
International Equity Funds — 14.4%
NT Emerging Markets Fund R6 Class	700,075	7,546,807
NT Global Real Estate Fund R6 Class	545,479	4,909,307
NT International Growth Fund R6 Class	1,616,285	16,243,663
NT International Small-Mid Cap Fund R6 Class	232,663	2,419,696
NT International Value Fund R6 Class	1,269,658	11,439,617
		42,559,090
International Fixed Income Funds — 8.2%
Global Bond Fund R6 Class	1,589,987	15,915,773
International Bond Fund R6 Class(2)	683,301	8,356,777
		24,272,550
Money Market Funds — 5.0%
U.S. Government Money Market Fund Investor Class	14,776,342	14,776,342
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $291,726,687)		296,099,163
OTHER ASSETS AND LIABILITIES†		14
TOTAL NET ASSETS — 100.0%		$296,099,177

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

See Notes to Financial Statements.

11

JANUARY 31, 2017 (UNAUDITED)

One Choice 2035 Portfolio R6

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 47.7%
NT Core Equity Plus Fund Institutional Class	539,229	$7,813,435
NT Disciplined Growth Fund Institutional Class	649,769	6,861,556
NT Equity Growth Fund Institutional Class	1,806,540	22,274,638
NT Growth Fund R6 Class	1,334,385	20,215,928
NT Heritage Fund R6 Class	858,475	10,919,806
NT Large Company Value Fund R6 Class	2,185,490	25,307,973
NT Mid Cap Value Fund R6 Class	1,069,140	14,476,151
NT Small Company Fund Institutional Class	713,841	7,138,408
		115,007,895
Domestic Fixed Income Funds — 25.0%
High-Yield Fund R6 Class	1,261,622	7,216,479
Inflation-Adjusted Bond Fund Institutional Class	1,088,485	12,669,971
NT Diversified Bond Fund R6 Class	3,641,307	38,743,509
Short Duration Inflation Protection Bond Fund R6 Class	150,348	1,556,099
		60,186,058
International Equity Funds — 16.8%
NT Emerging Markets Fund R6 Class	686,270	7,397,993
NT Global Real Estate Fund R6 Class	511,297	4,601,676
NT International Growth Fund R6 Class	1,501,656	15,091,647
NT International Small-Mid Cap Fund R6 Class	263,588	2,741,320
NT International Value Fund R6 Class	1,199,410	10,806,685
		40,639,321
International Fixed Income Funds — 5.5%
Global Bond Fund R6 Class	1,143,272	11,444,156
International Bond Fund R6 Class(2)	158,071	1,933,212
		13,377,368
Money Market Funds — 5.0%
U.S. Government Money Market Fund Investor Class	12,035,090	12,035,090
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $237,076,493)		241,245,732
OTHER ASSETS AND LIABILITIES†		9
TOTAL NET ASSETS — 100.0%		$241,245,741

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

See Notes to Financial Statements.

12

JANUARY 31, 2017 (UNAUDITED)

One Choice 2040 Portfolio R6

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 51.9%
NT Core Equity Plus Fund Institutional Class	437,426	$6,338,295
NT Disciplined Growth Fund Institutional Class	569,913	6,018,279
NT Equity Growth Fund Institutional Class	1,543,220	19,027,898
NT Growth Fund R6 Class	1,209,091	18,317,730
NT Heritage Fund R6 Class	838,877	10,670,518
NT Large Company Value Fund R6 Class	1,946,576	22,541,354
NT Mid Cap Value Fund R6 Class	911,385	12,340,150
NT Small Company Fund Institutional Class	618,149	6,181,492
		101,435,716
Domestic Fixed Income Funds — 21.4%
High-Yield Fund R6 Class	869,477	4,973,409
Inflation-Adjusted Bond Fund Institutional Class	865,500	10,074,417
NT Diversified Bond Fund R6 Class	2,521,815	26,832,115
		41,879,941
International Equity Funds — 18.9%
NT Emerging Markets Fund R6 Class	681,921	7,351,114
NT Global Real Estate Fund R6 Class	469,458	4,225,118
NT International Growth Fund R6 Class	1,300,907	13,074,119
NT International Small-Mid Cap Fund R6 Class	272,264	2,831,545
NT International Value Fund R6 Class	1,050,131	9,461,680
		36,943,576
International Fixed Income Funds — 4.3%
Global Bond Fund R6 Class	835,031	8,358,662
Money Market Funds — 3.5%
U.S. Government Money Market Fund Investor Class	6,827,821	6,827,821
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $191,539,383)		195,445,716
OTHER ASSETS AND LIABILITIES†		7
TOTAL NET ASSETS — 100.0%		$195,445,723

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

13

JANUARY 31, 2017 (UNAUDITED)

One Choice 2045 Portfolio R6

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 56.3%
NT Core Equity Plus Fund Institutional Class	395,975	$5,737,673
NT Disciplined Growth Fund Institutional Class	464,308	4,903,088
NT Equity Growth Fund Institutional Class	1,273,802	15,705,979
NT Growth Fund R6 Class	1,032,316	15,639,590
NT Heritage Fund R6 Class	771,962	9,819,361
NT Large Company Value Fund R6 Class	1,668,829	19,325,043
NT Mid Cap Value Fund R6 Class	793,749	10,747,359
NT Small Company Fund Institutional Class	461,930	4,619,300
		86,497,393
International Equity Funds — 20.8%
NT Emerging Markets Fund R6 Class	684,209	7,375,770
NT Global Real Estate Fund R6 Class	411,178	3,700,600
NT International Growth Fund R6 Class	1,039,619	10,448,174
NT International Small-Mid Cap Fund R6 Class	259,356	2,697,306
NT International Value Fund R6 Class	856,554	7,717,554
		31,939,404
Domestic Fixed Income Funds — 18.0%
High-Yield Fund R6 Class	574,973	3,288,846
Inflation-Adjusted Bond Fund Institutional Class	567,155	6,601,689
NT Diversified Bond Fund R6 Class	1,659,339	17,655,365
		27,545,900
International Fixed Income Funds — 3.9%
Global Bond Fund R6 Class	597,153	5,977,501
Money Market Funds — 1.0%
U.S. Government Money Market Fund Investor Class	1,525,920	1,525,920
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $150,021,450)		153,486,118
OTHER ASSETS AND LIABILITIES†		36,855
TOTAL NET ASSETS — 100.0%		$153,522,973

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

14

JANUARY 31, 2017 (UNAUDITED)

One Choice 2050 Portfolio R6

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 59.0%
NT Core Equity Plus Fund Institutional Class	307,332	$4,453,243
NT Disciplined Growth Fund Institutional Class	312,555	3,300,585
NT Equity Growth Fund Institutional Class	823,304	10,151,341
NT Growth Fund R6 Class	703,204	10,653,548
NT Heritage Fund R6 Class	513,878	6,536,528
NT Large Company Value Fund R6 Class	1,147,884	13,292,492
NT Mid Cap Value Fund R6 Class	508,719	6,888,058
NT Small Company Fund Institutional Class	323,738	3,237,383
		58,513,178
International Equity Funds — 22.4%
NT Emerging Markets Fund R6 Class	527,745	5,689,095
NT Global Real Estate Fund R6 Class	293,803	2,644,224
NT International Growth Fund R6 Class	660,206	6,635,073
NT International Small-Mid Cap Fund R6 Class	197,438	2,053,356
NT International Value Fund R6 Class	574,677	5,177,841
		22,199,589
Domestic Fixed Income Funds — 15.1%
High-Yield Fund R6 Class	320,214	1,831,626
Inflation-Adjusted Bond Fund Institutional Class	315,581	3,673,363
NT Diversified Bond Fund R6 Class	887,787	9,446,053
		14,951,042
International Fixed Income Funds — 3.5%
Global Bond Fund R6 Class	349,555	3,499,046
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $97,092,427)		99,162,855
OTHER ASSETS AND LIABILITIES†		3
TOTAL NET ASSETS — 100.0%		$99,162,858

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

15

JANUARY 31, 2017 (UNAUDITED)

One Choice 2055 Portfolio R6

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 60.6%
NT Core Equity Plus Fund Institutional Class	172,483	$2,499,285
NT Disciplined Growth Fund Institutional Class	181,743	1,919,208
NT Equity Growth Fund Institutional Class	473,287	5,835,625
NT Growth Fund R6 Class	396,453	6,006,259
NT Heritage Fund R6 Class	296,697	3,773,990
NT Large Company Value Fund R6 Class	671,530	7,776,321
NT Mid Cap Value Fund R6 Class	283,017	3,832,044
NT Small Company Fund Institutional Class	209,646	2,096,460
		33,739,192
International Equity Funds — 23.3%
NT Emerging Markets Fund R6 Class	321,927	3,470,377
NT Global Real Estate Fund R6 Class	180,460	1,624,136
NT International Growth Fund R6 Class	349,419	3,511,656
NT International Small-Mid Cap Fund R6 Class	127,308	1,324,004
NT International Value Fund R6 Class	334,218	3,011,306
		12,941,479
Domestic Fixed Income Funds — 13.0%
High-Yield Fund R6 Class	155,461	889,238
Inflation-Adjusted Bond Fund Institutional Class	153,180	1,783,018
NT Diversified Bond Fund R6 Class	426,505	4,538,014
		7,210,270
International Fixed Income Funds — 3.1%
Global Bond Fund R6 Class	175,067	1,752,418
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $54,041,215)		55,643,359
OTHER ASSETS AND LIABILITIES†		1
TOTAL NET ASSETS — 100.0%		$55,643,360

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

16

JANUARY 31, 2017 (UNAUDITED)

One Choice 2060 Portfolio R6

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 61.5%
NT Core Equity Plus Fund Institutional Class	11,002	$159,412
NT Disciplined Growth Fund Institutional Class	11,760	124,186
NT Equity Growth Fund Institutional Class	30,908	381,099
NT Growth Fund R6 Class	25,757	390,218
NT Heritage Fund R6 Class	18,842	239,664
NT Large Company Value Fund R6 Class	43,663	505,616
NT Mid Cap Value Fund R6 Class	17,712	239,817
NT Small Company Fund Institutional Class	14,264	142,640
		2,182,652
International Equity Funds — 23.5%
NT Emerging Markets Fund R6 Class	21,356	230,214
NT Global Real Estate Fund R6 Class	11,908	107,174
NT International Growth Fund R6 Class	21,227	213,331
NT International Small-Mid Cap Fund R6 Class	8,529	88,702
NT International Value Fund R6 Class	21,592	194,546
		833,967
Domestic Fixed Income Funds — 12.0%
High-Yield Fund R6 Class	9,304	53,220
Inflation-Adjusted Bond Fund Institutional Class	9,160	106,618
NT Diversified Bond Fund R6 Class	25,052	266,553
		426,391
International Fixed Income Funds — 3.0%
Global Bond Fund R6 Class	10,634	106,450
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $3,473,960)		3,549,460
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$3,549,460

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

17

Statements of Assets and Liabilities

JANUARY 31, 2017 (UNAUDITED)
	One Choice In Retirement Portfolio R6	One Choice 2020 Portfolio R6	One Choice 2025 Portfolio R6
Assets
Investment securities in affiliates, at value (cost of $174,471,954, $242,075,398 and $307,112,807, respectively)	$177,408,299	$245,553,746	$311,302,368
Receivable for capital shares sold	260,906	603,695	743,000
Distributions receivable from affiliates	99,480	132,373	159,165
	177,768,685	246,289,814	312,204,533

Liabilities
Payable for investments purchased	327,243	713,341	831,826
Payable for capital shares redeemed	33,135	22,716	70,324
	360,378	736,057	902,150

Net Assets	$177,408,307	$245,553,757	$311,302,383

R6 Class Capital Shares, $0.01 Par Value
Shares outstanding	16,843,555	22,715,204	28,295,932

Net Asset Value Per Share	$10.53	$10.81	$11.00

Net Assets Consist of:
Capital (par value and paid-in surplus)	$175,619,238	$243,095,192	$306,888,563
Undistributed net investment income	102,520	139,870	164,982
Accumulated undistributed net realized gain (loss)	(1,249,796)	(1,159,653)	59,277
Net unrealized appreciation	2,936,345	3,478,348	4,189,561
	$177,408,307	$245,553,757	$311,302,383

See Notes to Financial Statements.

18

JANUARY 31, 2017 (UNAUDITED)
	One Choice 2030 Portfolio R6	One Choice 2035 Portfolio R6	One Choice 2040 Portfolio R6
Assets
Investment securities in affiliates, at value (cost of $291,726,687, $237,076,493 and $191,539,383, respectively)	$296,099,163	$241,245,732	$195,445,716
Receivable for capital shares sold	1,022,799	1,083,929	891,538
Distributions receivable from affiliates	137,478	98,896	68,455
	297,259,440	242,428,557	196,405,709

Liabilities
Payable for investments purchased	1,140,207	1,138,147	761,236
Payable for capital shares redeemed	20,056	44,669	198,750
	1,160,263	1,182,816	959,986

Net Assets	$296,099,177	$241,245,741	$195,445,723

R6 Class Capital Shares, $0.01 Par Value
Shares outstanding	26,748,123	21,581,163	17,370,505

Net Asset Value Per Share	$11.07	$11.18	$11.25

Net Assets Consist of:
Capital (par value and paid-in surplus)	$291,415,660	$236,464,246	$191,302,730
Undistributed net investment income	145,692	101,812	71,656
Undistributed net realized gain	165,349	510,444	165,004
Net unrealized appreciation	4,372,476	4,169,239	3,906,333
	$296,099,177	$241,245,741	$195,445,723

See Notes to Financial Statements.

19

JANUARY 31, 2017 (UNAUDITED)
	One Choice 2045 Portfolio R6	One Choice 2050 Portfolio R6	One Choice 2055 Portfolio R6
Assets
Investment securities in affiliates, at value (cost of $150,021,450, $97,092,427 and $54,041,215, respectively)	$153,486,118	$99,162,855	$55,643,359
Receivable for capital shares sold	1,016,917	815,849	897,654
Distributions receivable from affiliates	44,362	23,897	11,333
	154,547,397	100,002,601	56,552,346

Liabilities
Payable for investments purchased	967,772	790,447	863,720
Payable for capital shares redeemed	56,652	49,296	45,266
	1,024,424	839,743	908,986

Net Assets	$153,522,973	$99,162,858	$55,643,360

R6 Class Capital Shares, $0.01 Par Value
Shares outstanding	13,558,699	8,769,641	4,819,316

Net Asset Value Per Share	$11.32	$11.31	$11.55

Net Assets Consist of:
Capital (par value and paid-in surplus)	$149,630,326	$96,687,891	$53,943,568
Undistributed net investment income	47,195	25,092	11,897
Undistributed net realized gain	380,784	379,447	85,751
Net unrealized appreciation	3,464,668	2,070,428	1,602,144
	$153,522,973	$99,162,858	$55,643,360

See Notes to Financial Statements.

20

JANUARY 31, 2017 (UNAUDITED)
One Choice 2060 Portfolio R6
Assets
Investment securities in affiliates, at value (cost of $3,473,960)	$3,549,460
Receivable for capital shares sold	20,906
Distributions receivable from affiliates	595
3,570,961

Liabilities
Payable for investments purchased	21,501

Net Assets	$3,549,460

R6 Class Capital Shares, $0.01 Par Value
Shares outstanding	316,419

Net Asset Value Per Share	$11.22

Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,451,049
Undistributed net investment income	610
Undistributed net realized gain	22,301
Net unrealized appreciation	75,500
$3,549,460

See Notes to Financial Statements.

21

Statements of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2017 (UNAUDITED)
	One Choice In Retirement Portfolio R6	One Choice 2020 Portfolio R6	One Choice 2025 Portfolio R6
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$1,655,471	$2,334,843	$2,972,990

Expenses:
Directors' fees and expenses	2,437	3,415	4,071

Net investment income (loss)	1,653,034	2,331,428	2,968,919

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(603,894)	(721,526)	(636,951)
Capital gain distributions received from underlying funds	1,258,255	1,792,066	2,407,403
	654,361	1,070,540	1,770,452

Change in net unrealized appreciation (depreciation) on investments in underlying funds	471,915	750,817	1,145,535

Net realized and unrealized gain (loss) on affiliates	1,126,276	1,821,357	2,915,987

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,779,310	$4,152,785	$5,884,906

See Notes to Financial Statements.

22

FOR THE SIX MONTHS ENDED JANUARY 31, 2017 (UNAUDITED)
	One Choice 2030 Portfolio R6	One Choice 2035 Portfolio R6	One Choice 2040 Portfolio R6
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$2,923,050	$2,428,278	$2,001,926

Expenses:
Directors' fees and expenses	3,949	3,184	2,606

Net investment income (loss)	2,919,101	2,425,094	1,999,320

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(566,255)	(332,124)	(345,774)
Capital gain distributions received from underlying funds	2,481,500	2,103,953	1,887,794
	1,915,245	1,771,829	1,542,020

Change in net unrealized appreciation (depreciation) on investments in underlying funds	1,721,607	2,201,629	2,307,378

Net realized and unrealized gain (loss) on affiliates	3,636,852	3,973,458	3,849,398

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,555,953	$6,398,552	$5,848,718

See Notes to Financial Statements.

23

FOR THE SIX MONTHS ENDED JANUARY 31, 2017 (UNAUDITED)
	One Choice 2045 Portfolio R6	One Choice 2050 Portfolio R6	One Choice 2055 Portfolio R6
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$1,574,900	$1,009,643	$544,379

Expenses:
Directors' fees and expenses	2,025	1,330	690

Net investment income (loss)	1,572,875	1,008,313	543,689

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(287,069)	(184,965)	(77,235)
Capital gain distributions received from underlying funds	1,631,808	1,073,227	605,450
	1,344,739	888,262	528,215

Change in net unrealized appreciation (depreciation) on investments in underlying funds	2,211,620	1,604,358	951,406

Net realized and unrealized gain (loss) on affiliates	3,556,359	2,492,620	1,479,621

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,129,234	$3,500,933	$2,023,310

See Notes to Financial Statements.

24

FOR THE SIX MONTHS ENDED JANUARY 31, 2017 (UNAUDITED)
One Choice 2060 Portfolio R6
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$20,652

Expenses:
Directors' fees and expenses	15

Net investment income (loss)	20,637

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(1,979)
Capital gain distributions received from underlying funds	24,925
22,946

Change in net unrealized appreciation (depreciation) on investments in underlying funds	61,107

Net realized and unrealized gain (loss) on affiliates	84,053

Net Increase (Decrease) in Net Assets Resulting from Operations	$104,690

See Notes to Financial Statements.

25

Statements of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2017 (UNAUDITED) AND YEAR ENDED JULY 31, 2016
	One Choice In Retirement Portfolio R6		One Choice 2020 Portfolio R6
Increase (Decrease) in Net Assets	January 31, 2017	July 31, 2016	January 31, 2017	July 31, 2016
Operations
Net investment income (loss)	$1,653,034	$2,026,051	$2,331,428	$2,882,216
Net realized gain (loss)	654,361	902,713	1,070,540	1,457,869
Change in net unrealized appreciation (depreciation)	471,915	1,830,085	750,817	2,152,949
Net increase (decrease) in net assets resulting from operations	2,779,310	4,758,849	4,152,785	6,493,034

Distributions to Shareholders
From net investment income	(1,623,397)	(2,012,717)	(3,276,254)	(2,313,495)
From net realized gains	(2,169,523)	(75,211)	(3,110,563)	(1,924,395)
Decrease in net assets from distributions	(3,792,920)	(2,087,928)	(6,386,817)	(4,237,890)

Capital Share Transactions
Proceeds from shares sold	63,686,021	89,411,704	70,526,282	108,873,481
Proceeds from reinvestment of distributions	3,792,920	2,087,928	6,386,817	4,236,774
Payments for shares redeemed	(29,348,413)	(34,330,732)	(25,528,792)	(38,039,039)
Net increase (decrease) in net assets from capital share transactions	38,130,528	57,168,900	51,384,307	75,071,216

Net increase (decrease) in net assets	37,116,918	59,839,821	49,150,275	77,326,360

Net Assets
Beginning of period	140,291,389	80,451,568	196,403,482	119,077,122
End of period	$177,408,307	$140,291,389	$245,553,757	$196,403,482

Undistributed net investment income	$102,520	$72,883	$139,870	$1,084,696

Transactions in Shares of the Funds
Sold	6,022,887	8,755,950	6,467,951	10,345,979
Issued in reinvestment of distributions	363,727	206,581	598,017	409,746
Redeemed	(2,785,184)	(3,393,341)	(2,351,662)	(3,649,814)
Net increase (decrease) in shares of the funds	3,601,430	5,569,190	4,714,306	7,105,911

See Notes to Financial Statements.

26

SIX MONTHS ENDED JANUARY 31, 2017 (UNAUDITED) AND YEAR ENDED JULY 31, 2016
	One Choice 2025 Portfolio R6		One Choice 2030 Portfolio R6
Increase (Decrease) in Net Assets	January 31, 2017	July 31, 2016	January 31, 2017	July 31, 2016
Operations
Net investment income (loss)	$2,968,919	$3,155,157	$2,919,101	$3,253,487
Net realized gain (loss)	1,770,452	2,207,428	1,915,245	2,411,168
Change in net unrealized appreciation (depreciation)	1,145,535	2,302,915	1,721,607	1,638,938
Net increase (decrease) in net assets resulting from operations	5,884,906	7,665,500	6,555,953	7,303,593

Distributions to Shareholders
From net investment income	(4,032,090)	(2,532,798)	(3,941,937)	(2,591,105)
From net realized gains	(3,468,465)	(2,084,647)	(3,798,089)	(2,199,379)
Decrease in net assets from distributions	(7,500,555)	(4,617,445)	(7,740,026)	(4,790,484)

Capital Share Transactions
Proceeds from shares sold	107,330,938	132,428,812	88,073,338	127,331,300
Proceeds from reinvestment of distributions	7,500,555	4,617,358	7,740,026	4,789,645
Payments for shares redeemed	(30,705,253)	(34,810,379)	(26,507,304)	(31,826,602)
Net increase (decrease) in net assets from capital share transactions	84,126,240	102,235,791	69,306,060	100,294,343

Net increase (decrease) in net assets	82,510,591	105,283,846	68,121,987	102,807,452

Net Assets
Beginning of period	228,791,792	123,507,946	227,977,190	125,169,738
End of period	$311,302,383	$228,791,792	$296,099,177	$227,977,190

Undistributed net investment income	$164,982	$1,228,153	$145,692	$1,168,528

Transactions in Shares of the Funds
Sold	9,709,008	12,409,289	7,919,089	11,884,551
Issued in reinvestment of distributions	691,295	441,008	710,094	454,425
Redeemed	(2,788,210)	(3,283,585)	(2,392,324)	(2,986,885)
Net increase (decrease) in shares of the funds	7,612,093	9,566,712	6,236,859	9,352,091

See Notes to Financial Statements.

27

SIX MONTHS ENDED JANUARY 31, 2017 (UNAUDITED) AND YEAR ENDED JULY 31, 2016
	One Choice 2035 Portfolio R6		One Choice 2040 Portfolio R6
Increase (Decrease) in Net Assets	January 31, 2017	July 31, 2016	January 31, 2017	July 31, 2016
Operations
Net investment income (loss)	$2,425,094	$2,472,737	$1,999,320	$2,078,247
Net realized gain (loss)	1,771,829	1,999,680	1,542,020	1,503,794
Change in net unrealized appreciation (depreciation)	2,201,629	856,694	2,307,378	728,582
Net increase (decrease) in net assets resulting from operations	6,398,552	5,329,111	5,848,718	4,310,623

Distributions to Shareholders
From net investment income	(3,210,829)	(1,998,215)	(2,628,095)	(1,664,729)
From net realized gains	(2,960,872)	(2,136,165)	(2,704,816)	(1,882,016)
Decrease in net assets from distributions	(6,171,701)	(4,134,380)	(5,332,911)	(3,546,745)

Capital Share Transactions
Proceeds from shares sold	73,273,418	107,095,491	57,579,025	92,034,526
Proceeds from reinvestment of distributions	6,171,701	4,134,380	5,332,911	3,546,737
Payments for shares redeemed	(18,920,745)	(26,529,746)	(16,879,711)	(27,050,094)
Net increase (decrease) in net assets from capital share transactions	60,524,374	84,700,125	46,032,225	68,531,169

Net increase (decrease) in net assets	60,751,225	85,894,856	46,548,032	69,295,047

Net Assets
Beginning of period	180,494,516	94,599,660	148,897,691	79,602,644
End of period	$241,245,741	$180,494,516	$195,445,723	$148,897,691

Undistributed net investment income	$101,812	$887,547	$71,656	$700,431

Transactions in Shares of the Funds
Sold	6,548,123	9,939,865	5,114,139	8,514,108
Issued in reinvestment of distributions	561,574	389,301	482,617	332,715
Redeemed	(1,698,753)	(2,482,136)	(1,505,271)	(2,515,124)
Net increase (decrease) in shares of the funds	5,410,944	7,847,030	4,091,485	6,331,699

See Notes to Financial Statements.

28

SIX MONTHS ENDED JANUARY 31, 2017 (UNAUDITED) AND YEAR ENDED JULY 31, 2016
	One Choice 2045 Portfolio R6		One Choice 2050 Portfolio R6
Increase (Decrease) in Net Assets	January 31, 2017	July 31, 2016	January 31, 2017	July 31, 2016
Operations
Net investment income (loss)	$1,572,875	$1,666,502	$1,008,313	$1,120,373
Net realized gain (loss)	1,344,739	1,682,234	888,262	1,304,756
Change in net unrealized appreciation (depreciation)	2,211,620	352,255	1,604,358	(22,200)
Net increase (decrease) in net assets resulting from operations	5,129,234	3,700,991	3,500,933	2,402,929

Distributions to Shareholders
From net investment income	(2,051,620)	(1,374,045)	(1,316,143)	(931,745)
From net realized gains	(2,378,360)	(1,734,775)	(1,678,664)	(1,234,194)
Decrease in net assets from distributions	(4,429,980)	(3,108,820)	(2,994,807)	(2,165,939)

Capital Share Transactions
Proceeds from shares sold	46,680,904	66,773,939	28,144,388	41,804,024
Proceeds from reinvestment of distributions	4,429,980	3,108,707	2,994,807	2,165,939
Payments for shares redeemed	(12,297,732)	(17,312,238)	(8,728,108)	(10,123,310)
Net increase (decrease) in net assets from capital share transactions	38,813,152	52,570,408	22,411,087	33,846,653

Net increase (decrease) in net assets	39,512,406	53,162,579	22,917,213	34,083,643

Net Assets
Beginning of period	114,010,567	60,847,988	76,245,645	42,162,002
End of period	$153,522,973	$114,010,567	$99,162,858	$76,245,645

Undistributed net investment income	$47,195	$525,940	$25,092	$332,922

Transactions in Shares of the Funds
Sold	4,131,568	6,184,718	2,496,012	3,878,222
Issued in reinvestment of distributions	399,097	290,533	270,534	202,803
Redeemed	(1,092,714)	(1,615,041)	(775,450)	(943,779)
Net increase (decrease) in shares of the funds	3,437,951	4,860,210	1,991,096	3,137,246

See Notes to Financial Statements.

29

SIX MONTHS ENDED JANUARY 31, 2017 (UNAUDITED) AND YEAR ENDED JULY 31, 2016 (EXCEPT AS NOTED)
	One Choice 2055 Portfolio R6		One Choice 2060 Portfolio R6
Increase (Decrease) in Net Assets	January 31, 2017	July 31, 2016	January 31, 2017	July 31, 2016(1)
Operations
Net investment income (loss)	$543,689	$530,671	$20,637	$1,031
Net realized gain (loss)	528,215	418,119	22,946	519
Change in net unrealized appreciation (depreciation)	951,406	424,667	61,107	14,393
Net increase (decrease) in net assets resulting from operations	2,023,310	1,373,457	104,690	15,943

Distributions to Shareholders
From net investment income	(690,333)	(435,254)	(20,678)	(380)
From net realized gains	(812,943)	(554,690)	(1,164)	—
Decrease in net assets from distributions	(1,503,276)	(989,944)	(21,842)	(380)

Capital Share Transactions
Proceeds from shares sold	19,950,828	25,146,978	3,364,794	387,307
Proceeds from reinvestment of distributions	1,503,276	989,944	21,842	380
Payments for shares redeemed	(4,461,651)	(7,395,884)	(270,212)	(53,062)
Net increase (decrease) in net assets from capital share transactions	16,992,453	18,741,038	3,116,424	334,625

Net increase (decrease) in net assets	17,512,487	19,124,551	3,199,272	350,188

Net Assets
Beginning of period	38,130,873	19,006,322	350,188	—
End of period	$55,643,360	$38,130,873	$3,549,460	$350,188

Undistributed net investment income	$11,897	$158,541	$610	$651

Transactions in Shares of the Funds
Sold	1,740,393	2,307,375	306,929	37,187
Issued in reinvestment of distributions	133,033	91,239	1,989	37
Redeemed	(390,203)	(678,118)	(24,696)	(5,027)
Net increase (decrease) in shares of the funds	1,483,223	1,720,496	284,222	32,197

(1)	September 30, 2015 (fund inception) through July 31, 2016.

See Notes to Financial Statements.

30

Notes to Financial Statements
014
JANUARY 31, 2017 (UNAUDITED)

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. The corporation is authorized to issue 4,000,000,000 shares. One Choice In Retirement Portfolio R6, One Choice 2020 Portfolio R6, One Choice 2025 Portfolio R6, One Choice 2030 Portfolio R6, One Choice 2035 Portfolio R6, One Choice 2040 Portfolio R6, One Choice 2045 Portfolio R6, One Choice 2050 Portfolio R6, One Choice 2055 Portfolio R6 and One Choice 2060 Portfolio R6 (collectively, the funds) are ten funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in other American Century Investments mutual funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry. The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com. The investment objective of One Choice In Retirement Portfolio R6 is to seek current income. Capital appreciation is a secondary objective. The investment objective of each of the nine target date One Choice Portfolios R6 is to seek the highest total return consistent with its asset mix. When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately November 30 of the year before the target date, its target asset mix will become fixed and will match that of One Choice In Retirement Portfolio R6. One Choice 2060 Portfolio R6 commenced sale on September 30, 2015, the fund’s inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function. Investments in the underlying funds are valued at their reported net asset value.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Expenses — The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination

31

and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for One Choice In Retirement Portfolio R6. Distributions from net investment income, if any, are generally declared and paid annually for the nine target date One Choice Portfolios R6. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, American Century Investment Management, Inc. (ACIM), the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Administrative Fees — The corporation’s investment advisor, ACIM, does not receive an administrative fee for services provided to the funds.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Acquired Fund Fees and Expenses — Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

4. Investment Transactions

Investment transactions for the six months ended January 31, 2017 were as follows:

	One Choice In Retirement Portfolio R6	One Choice 2020 Portfolio R6	One Choice 2025 Portfolio R6	One Choice 2030 Portfolio R6	One Choice 2035 Portfolio R6
Purchases	$53,887,078	$63,927,843	$95,925,207	$77,766,308	$65,182,035
Sales	$16,638,235	$14,806,932	$13,923,285	$10,799,750	$6,300,367

	One Choice 2040 Portfolio R6	One Choice 2045 Portfolio R6	One Choice 2050 Portfolio R6	One Choice 2055 Portfolio R6	One Choice 2060 Portfolio R6
Purchases	$51,160,319	$42,307,353	$24,900,992	$17,884,820	$3,271,668
Sales	$6,573,928	$4,756,373	$3,403,186	$1,246,510	$131,524

32

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the six months ended January 31, 2017 follows:

Fund/ Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice In Retirement Portfolio R6
NT Core Equity Plus Fund	$4,187,546	$1,351,463	$550,034	$(22,884)	—	$5,298,031
NT Disciplined Growth Fund	2,105,503	631,104	216,345	2,714	$10,256	2,655,387
NT Equity Growth Fund	13,998,393	5,199,444	2,407,107	(64,862)	94,392	17,692,986
NT Growth Fund	6,346,338	2,493,207	986,199	(11,631)	192,422	7,955,868
NT Heritage Fund	3,142,027	1,315,412	428,699	(23,245)	134,820	3,988,165
NT Large Company Value Fund	13,275,235	5,664,126	2,534,910	(117,400)	915,006	16,821,790
NT Mid Cap Value Fund	6,296,983	2,400,677	1,030,671	14,144	336,410	7,968,231
NT Small Company Fund	2,800,044	1,022,166	652,248	(41,252)	18,739	3,543,433
High-Yield Fund	5,298,288	1,805,623	492,454	(38,596)	160,883	6,770,368
Inflation-Adjusted Bond Fund	2,114,165	735,178	124,344	(2,397)	36,576	2,668,508
NT Diversified Bond Fund	30,299,863	12,096,251	2,700,954	(48,605)	432,211	38,422,605
Short Duration Inflation Protection Bond Fund	8,536,613	2,979,232	701,066	(2,043)	73,125	10,846,074
Global Bond Fund	9,795,176	3,680,135	645,327	(9,791)	208,947	12,404,825
International Bond Fund(3)	7,119,362	3,262,099	844,718	(37,597)	—	8,916,339
U.S. Government Money Market Fund	13,974,523	4,848,085	1,069,401	—	5,367	17,753,207
NT Global Real Estate Fund	1,419,859	679,464	125,722	(9,572)	78,653	1,768,259
NT International Growth Fund	6,383,208	2,655,613	1,207,140	(132,433)	84,936	7,974,322
NT International Value Fund	3,198,309	1,067,799	524,790	(58,444)	130,983	3,959,901
	$140,291,435	$53,887,078	$17,242,129	$(603,894)	$2,913,726	$177,408,299

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for U.S. Government Money Market Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

33

Fund/ Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2020 Portfolio R6
NT Core Equity Plus Fund	$5,866,393	$1,545,525	$447,693	$(30,617)	—	$7,394,341
NT Disciplined Growth Fund	3,473,632	827,621	250,912	32	$16,006	4,268,941
NT Equity Growth Fund	19,109,429	5,679,459	2,141,982	(105,013)	130,059	23,885,611
NT Growth Fund	10,027,089	3,083,526	935,631	(25,153)	288,183	12,337,849
NT Heritage Fund	5,537,806	1,873,130	654,984	(52,428)	218,450	6,700,873
NT Large Company Value Fund	18,587,483	6,870,248	2,753,220	(130,551)	1,243,843	23,292,724
NT Mid Cap Value Fund	9,800,269	3,111,415	1,120,252	42,152	506,970	12,266,882
NT Small Company Fund	3,581,576	1,117,694	638,030	(51,155)	24,641	4,543,819
High-Yield Fund	7,278,312	2,126,419	396,687	(35,184)	220,828	9,207,066
Inflation-Adjusted Bond Fund	4,874,535	1,213,233	204,700	(3,204)	77,324	5,757,315
NT Diversified Bond Fund	40,959,087	14,245,664	1,962,988	(51,858)	581,640	51,490,982
Short Duration Inflation Protection Bond Fund	9,757,302	3,069,209	245,555	(2,061)	83,432	12,619,988
Global Bond Fund	12,863,610	4,361,883	414,007	(9,759)	267,097	16,252,211
International Bond Fund(3)	9,340,972	3,880,859	667,230	(45,730)	—	11,731,696
NT Emerging Markets Fund	1,731,496	397,658	328,553	(4,073)	16,875	1,885,049
NT Global Real Estate Fund	2,344,006	928,536	111,655	(5,651)	121,017	2,822,291
NT International Growth Fund	9,318,018	3,077,810	1,172,719	(152,384)	117,346	11,379,891
NT International Small-Mid Cap Fund	446,825	66,001	37,103	(1,038)	1,431	476,257
NT International Value Fund	5,365,408	1,237,741	510,950	(57,851)	205,499	6,419,059
U.S. Government Money Market Fund	16,140,296	5,214,212	533,607	—	6,268	20,820,901
	$196,403,544	$63,927,843	$15,528,458	$(721,526)	$4,126,909	$245,553,746

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for U.S. Government Money Market Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

34

Fund/ Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2025 Portfolio R6
NT Core Equity Plus Fund	$6,874,527	$2,265,047	$280,669	$(21,989)	—	$9,365,529
NT Disciplined Growth Fund	4,942,830	1,571,049	289,833	(905)	$24,205	6,551,988
NT Equity Growth Fund	21,581,149	7,952,633	1,458,042	(84,935)	149,300	29,508,599
NT Growth Fund	13,418,917	5,224,520	1,272,512	(32,937)	402,372	17,602,227
NT Heritage Fund	8,770,998	3,730,662	985,481	(64,471)	364,238	11,410,531
NT Large Company Value Fund	22,168,043	9,970,175	2,519,319	(133,230)	1,546,275	30,311,763
NT Mid Cap Value Fund	13,100,235	5,480,129	1,374,371	33,453	706,240	17,892,045
NT Small Company Fund	3,902,974	1,329,513	764,624	(57,869)	25,584	4,983,336
High-Yield Fund	7,971,677	2,947,326	61,691	(5,917)	251,322	11,049,700
Inflation-Adjusted Bond Fund	8,419,119	3,260,625	252,283	(1,990)	146,891	11,198,450
NT Diversified Bond Fund	45,654,909	20,934,843	1,689,849	(28,535)	674,097	62,885,254
Short Duration Inflation Protection Bond Fund	7,657,770	3,496,460	163,689	(1,255)	71,460	11,024,888
NT Emerging Markets Fund	4,333,565	1,545,123	608,111	(8,697)	49,088	5,503,092
NT Global Real Estate Fund	3,347,708	1,632,808	117,272	(989)	184,881	4,365,210
NT International Growth Fund	11,494,235	4,920,282	995,405	(109,998)	157,823	15,567,690
NT International Small-Mid Cap Fund	1,264,856	383,952	68,690	(2,167)	4,695	1,586,963
NT International Value Fund	7,741,604	2,634,021	802,792	(92,546)	316,347	10,064,741
Global Bond Fund	13,505,058	5,963,903	199,441	(1,664)	300,175	18,648,106
International Bond Fund(3)	9,594,570	4,786,373	342,853	(20,310)	—	13,152,684
U.S. Government Money Market Fund	13,047,118	5,895,763	313,309	—	5,400	18,629,572
	$228,791,862	$95,925,207	$14,560,236	$(636,951)	$5,380,393	$311,302,368

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for U.S. Government Money Market Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

35

Fund/ Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2030 Portfolio R6
NT Core Equity Plus Fund	$6,817,586	$1,681,899	$108,339	$(7,683)	—	$8,858,428
NT Disciplined Growth Fund	5,733,469	1,309,277	77,018	(757)	$26,847	7,332,656
NT Equity Growth Fund	21,162,574	6,304,858	1,156,329	(72,384)	143,378	27,638,052
NT Growth Fund	15,906,584	4,666,083	822,095	(20,699)	455,226	19,993,318
NT Heritage Fund	9,872,294	3,470,490	335,377	(27,084)	409,572	12,845,054
NT Large Company Value Fund	23,080,688	8,688,115	2,594,309	(177,107)	1,541,157	29,881,242
NT Mid Cap Value Fund	13,660,335	4,412,852	967,232	23,689	708,620	17,772,110
NT Small Company Fund	5,108,572	1,500,097	705,401	(48,115)	34,113	6,536,256
High-Yield Fund	7,435,676	2,283,099	138,614	(12,224)	226,138	9,763,197
Inflation-Adjusted Bond Fund	10,656,418	3,546,874	293,750	(8,404)	177,183	13,628,736
NT Diversified Bond Fund	41,149,501	16,285,419	1,334,590	(26,484)	589,364	54,330,234
Short Duration Inflation Protection Bond Fund	4,276,109	1,634,765	16,480	(63)	37,908	5,911,898
NT Emerging Markets Fund	5,909,158	2,056,051	746,038	(9,004)	67,233	7,546,807
NT Global Real Estate Fund	3,861,653	1,670,662	56,293	(3,922)	204,356	4,909,307
NT International Growth Fund	12,785,586	4,179,434	839,503	(92,089)	162,737	16,243,663
NT International Small-Mid Cap Fund	1,983,570	485,122	58,106	(1,493)	7,144	2,419,696
NT International Value Fund	9,117,815	2,463,312	672,075	(71,448)	355,571	11,439,617
Global Bond Fund	12,095,400	4,583,428	234,746	(7,289)	253,663	15,915,773
International Bond Fund(3)	6,007,485	2,978,826	63,628	(3,695)	—	8,356,777
U.S. Government Money Market Fund	11,356,780	3,565,645	146,082	—	4,340	14,776,342
	$227,977,253	$77,766,308	$11,366,005	$(566,255)	$5,404,550	$296,099,163

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for U.S. Government Money Market Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

36

Fund/ Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2035 Portfolio R6
NT Core Equity Plus Fund	$5,854,496	$1,586,079	$39,069	$(4,365)	—	$7,813,435
NT Disciplined Growth Fund	5,217,418	1,345,274	46,055	(497)	$24,957	6,861,556
NT Equity Growth Fund	16,667,518	4,931,021	369,400	(30,022)	114,540	22,274,638
NT Growth Fund	15,519,844	4,804,736	348,487	(11,140)	459,677	20,215,928
NT Heritage Fund	8,352,195	2,993,414	290,859	(24,086)	347,858	10,919,806
NT Large Company Value Fund	18,854,123	7,307,247	1,398,101	(73,999)	1,286,535	25,307,973
NT Mid Cap Value Fund	10,790,008	3,721,435	595,654	23,661	569,198	14,476,151
NT Small Company Fund	5,403,817	1,731,747	700,057	(50,843)	36,762	7,138,408
High-Yield Fund	5,290,959	1,933,700	143,286	(12,794)	165,021	7,216,479
Inflation-Adjusted Bond Fund	9,530,151	3,611,557	214,157	(5,949)	163,770	12,669,971
NT Diversified Bond Fund	28,355,149	12,524,754	889,290	(22,003)	416,058	38,743,509
Short Duration Inflation Protection Bond Fund	985,811	574,133	8,691	(162)	9,975	1,556,099
NT Emerging Markets Fund	5,521,861	2,050,623	481,907	(10,638)	64,710	7,397,993
NT Global Real Estate Fund	3,524,311	1,677,179	77,991	(5,605)	192,461	4,601,676
NT International Growth Fund	11,560,089	3,905,049	450,005	(57,274)	151,396	15,091,647
NT International Small-Mid Cap Fund	2,134,088	644,593	49,922	(3,195)	8,135	2,741,320
NT International Value Fund	8,385,515	2,292,128	340,890	(36,497)	336,114	10,806,685
Global Bond Fund	8,452,956	3,479,229	109,611	(4,009)	181,547	11,444,156
International Bond Fund(3)	1,100,558	974,746	27,066	(2,707)	—	1,933,212
U.S. Government Money Market Fund	8,993,692	3,093,391	51,993	—	3,517	12,035,090
	$180,494,559	$65,182,035	$6,632,491	$(332,124)	$4,532,231	$241,245,732

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for U.S. Government Money Market Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

37

Fund/ Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2040 Portfolio R6
NT Core Equity Plus Fund	$5,019,142	$1,207,111	$239,828	$(17,184)	—	$6,338,295
NT Disciplined Growth Fund	4,594,319	1,205,051	82,495	(736)	$21,935	6,018,279
NT Equity Growth Fund	14,492,307	4,162,511	524,947	(30,783)	99,103	19,027,898
NT Growth Fund	14,119,454	4,417,663	440,500	(18,406)	416,383	18,317,730
NT Heritage Fund	8,114,345	2,903,099	208,597	(20,122)	339,942	10,670,518
NT Large Company Value Fund	17,242,632	6,430,046	1,646,787	(89,237)	1,151,363	22,541,354
NT Mid Cap Value Fund	9,414,597	3,128,345	679,738	24,657	487,302	12,340,150
NT Small Company Fund	4,674,208	1,538,860	636,763	(43,266)	32,069	6,181,492
High-Yield Fund	3,703,161	1,186,475	818	(75)	114,614	4,973,409
Inflation-Adjusted Bond Fund	7,556,968	2,853,159	129,925	(2,845)	130,045	10,074,417
NT Diversified Bond Fund	20,008,849	8,289,042	591,030	(14,008)	290,580	26,832,115
NT Emerging Markets Fund	5,907,084	1,804,992	673,007	(10,723)	65,480	7,351,114
NT Global Real Estate Fund	3,275,514	1,491,101	56,232	(5,602)	174,615	4,225,118
NT International Growth Fund	10,055,497	3,451,188	520,000	(69,959)	130,509	13,074,119
NT International Small-Mid Cap Fund	2,221,543	637,848	40,016	(2,291)	8,356	2,831,545
NT International Value Fund	7,377,873	2,055,046	397,199	(44,498)	293,054	9,461,680
Global Bond Fund	6,297,633	2,365,951	24,215	(696)	132,392	8,358,662
U.S. Government Money Market Fund	4,822,595	2,032,831	27,605	—	1,978	6,827,821
	$148,897,721	$51,160,319	$6,919,702	$(345,774)	$3,889,720	$195,445,716

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for U.S. Government Money Market Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

38

Fund/ Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2045 Portfolio R6
NT Core Equity Plus Fund	$4,407,999	$1,147,556	$134,346	$(9,691)	—	$5,737,673
NT Disciplined Growth Fund	3,668,618	1,001,261	14,943	(474)	$17,748	4,903,088
NT Equity Growth Fund	11,650,918	3,548,898	236,858	(17,573)	79,848	15,705,979
NT Growth Fund	11,753,552	3,859,009	159,539	(8,665)	355,378	15,639,590
NT Heritage Fund	7,271,415	2,802,336	127,233	(10,375)	312,532	9,819,361
NT Large Company Value Fund	14,534,420	5,539,422	1,205,535	(68,024)	980,044	19,325,043
NT Mid Cap Value Fund	7,913,457	2,711,712	316,944	5,890	421,200	10,747,359
NT Small Company Fund	3,421,577	1,115,286	370,938	(22,943)	23,391	4,619,300
NT Emerging Markets Fund	5,537,874	2,148,733	625,195	(23,098)	65,165	7,375,770
NT Global Real Estate Fund	2,806,135	1,450,340	147,486	(12,692)	154,816	3,700,600
NT International Growth Fund	7,834,112	2,948,089	399,296	(54,170)	104,846	10,448,174
NT International Small-Mid Cap Fund	2,080,796	692,662	88,714	(4,937)	8,027	2,697,306
NT International Value Fund	5,862,892	1,862,443	360,419	(37,679)	240,114	7,717,554
High-Yield Fund	2,371,164	897,207	38,047	(3,414)	74,863	3,288,846
Inflation-Adjusted Bond Fund	4,838,139	2,045,938	149,869	(4,286)	84,748	6,601,689
NT Diversified Bond Fund	12,813,095	5,981,288	569,453	(12,406)	189,305	17,655,365
Global Bond Fund	4,401,215	1,863,431	89,596	(2,532)	94,260	5,977,501
U.S. Government Money Market Fund	843,209	691,742	9,031	—	423	1,525,920
	$114,010,587	$42,307,353	$5,043,442	$(287,069)	$3,206,708	$153,486,118

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for U.S. Government Money Market Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

39

Fund/ Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2050 Portfolio R6
NT Core Equity Plus Fund	$3,411,064	$920,978	$123,854	$(9,466)	—	$4,453,243
NT Disciplined Growth Fund	2,543,229	659,383	68,138	(609)	$11,712	3,300,585
NT Equity Growth Fund	7,790,178	2,158,501	284,266	(22,016)	52,711	10,151,341
NT Growth Fund	8,199,883	2,613,352	294,096	(11,416)	236,433	10,653,548
NT Heritage Fund	5,004,059	1,780,617	171,288	(14,395)	203,122	6,536,528
NT Large Company Value Fund	10,268,769	3,566,043	873,936	(58,637)	664,501	13,292,492
NT Mid Cap Value Fund	5,251,647	1,739,825	380,267	11,925	266,254	6,888,058
NT Small Company Fund	2,468,165	785,659	347,652	(33,705)	16,743	3,237,383
NT Emerging Markets Fund	4,379,997	1,497,348	426,056	(6,051)	49,776	5,689,095
NT Global Real Estate Fund	2,064,948	939,372	52,249	(1,802)	107,809	2,644,224
NT International Growth Fund	5,151,405	1,624,925	164,936	(18,642)	65,026	6,635,073
NT International Small-Mid Cap Fund	1,641,833	431,262	24,586	(241)	5,959	2,053,356
NT International Value Fund	4,075,100	997,214	124,149	(16,096)	157,403	5,177,841
High-Yield Fund	1,377,691	428,022	5,373	(432)	42,390	1,831,626
Inflation-Adjusted Bond Fund	2,774,323	1,000,736	25,664	(225)	46,165	3,673,363
NT Diversified Bond Fund	7,199,570	2,774,756	211,175	(3,099)	102,898	9,446,053
Global Bond Fund	2,643,795	982,999	10,466	(58)	53,968	3,499,046
	$76,245,656	$24,900,992	$3,588,151	$(184,965)	$2,082,870	$99,162,855

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for U.S. Government Money Market Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

40

Fund/ Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2055 Portfolio R6
NT Core Equity Plus Fund	$1,708,359	$688,495	$27,756	$(2,822)	—	$2,499,285
NT Disciplined Growth Fund	1,321,338	521,823	18,357	(392)	$6,643	1,919,208
NT Equity Growth Fund	4,043,031	1,624,601	103,750	(11,209)	28,011	5,835,625
NT Growth Fund	4,170,929	1,867,239	109,505	(5,680)	131,143	6,006,259
NT Heritage Fund	2,573,533	1,315,093	73,745	(6,392)	115,435	3,773,990
NT Large Company Value Fund	5,346,943	2,504,168	234,551	(16,395)	378,674	7,776,321
NT Mid Cap Value Fund	2,606,010	1,126,909	50,160	(398)	144,118	3,832,044
NT Small Company Fund	1,422,157	617,027	139,109	(10,658)	9,975	2,096,460
NT Emerging Markets Fund	2,418,940	1,072,587	165,796	(4,284)	29,912	3,470,377
NT Global Real Estate Fund	1,129,040	704,054	39,996	(3,727)	65,025	1,624,136
NT International Growth Fund	2,382,397	1,147,519	32,932	(2,628)	33,767	3,511,656
NT International Small-Mid Cap Fund	940,494	396,704	20,672	(683)	3,795	1,324,004
NT International Value Fund	2,108,451	867,102	93,281	(9,174)	89,749	3,011,306
High-Yield Fund	585,252	296,946	7,888	(728)	19,159	889,238
Inflation-Adjusted Bond Fund	1,178,147	676,898	38,035	(301)	21,847	1,783,018
NT Diversified Bond Fund	3,011,930	1,793,865	128,227	(1,386)	46,213	4,538,014
Global Bond Fund	1,183,927	663,790	39,985	(378)	26,363	1,752,418
	$38,130,878	$17,884,820	$1,323,745	$(77,235)	$1,149,829	$55,643,359

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for U.S. Government Money Market Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

41

Fund/ Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2060 Portfolio R6
NT Core Equity Plus Fund	$15,721	$144,142	$5,925	$16	—	$159,412
NT Disciplined Growth Fund	12,240	111,405	4,425	(39)	$297	124,186
NT Equity Growth Fund	37,586	345,405	14,430	(35)	712	381,099
NT Growth Fund	38,491	356,950	13,675	(255)	5,623	390,218
NT Heritage Fund	23,597	222,853	9,172	(302)	4,838	239,664
NT Large Company Value Fund	49,752	476,360	23,351	12	14,968	505,616
NT Mid Cap Value Fund	23,613	222,505	11,492	124	5,521	239,817
NT Small Company Fund	13,966	129,623	8,394	162	260	142,640
NT Emerging Markets Fund	22,603	206,622	7,143	(340)	1,310	230,214
NT Global Real Estate Fund	10,585	102,845	4,034	(471)	2,832	107,174
NT International Growth Fund	21,229	194,357	6,203	(279)	1,354	213,331
NT International Small-Mid Cap Fund	8,864	79,922	2,521	(143)	168	88,702
NT International Value Fund	19,507	177,493	6,459	(29)	3,827	194,546
High-Yield Fund	5,230	48,755	1,381	(27)	541	53,220
Inflation-Adjusted Bond Fund	10,496	99,892	3,037	(52)	890	106,618
NT Diversified Bond Fund	26,225	251,737	8,689	(254)	1,342	266,553
Global Bond Fund	10,483	100,802	3,172	(67)	1,094	106,450
	$350,188	$3,271,668	$133,503	$(1,979)	$45,577	$3,549,460

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for U.S. Government Money Market Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

6. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.

7. Fair Value Measurements

The funds’ investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the funds’ investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds' portfolio holdings.

42

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2017, the components of investments for federal income tax purposes were as follows:

	One Choice In Retirement Portfolio R6	One Choice 2020 Portfolio R6	One Choice 2025 Portfolio R6	One Choice 2030 Portfolio R6	One Choice 2035 Portfolio R6
Federal tax cost of investments	$176,992,498	$245,072,976	$309,507,471	$294,066,032	$238,697,445
Gross tax appreciation of investments	$1,479,232	$2,351,539	$4,255,558	$4,090,802	$4,088,365
Gross tax depreciation of investments	(1,063,431)	(1,870,769)	(2,460,661)	(2,057,671)	(1,540,078)
Net tax appreciation (depreciation) of investments	$415,801	$480,770	$1,794,897	$2,033,131	$2,548,287

	One Choice 2040 Portfolio R6	One Choice 2045 Portfolio R6	One Choice 2050 Portfolio R6	One Choice 2055 Portfolio R6	One Choice 2060 Portfolio R6
Federal tax cost of investments	$193,289,788	$151,278,212	$97,799,139	$54,560,414	$3,477,044
Gross tax appreciation of investments	$3,298,400	$3,057,439	$2,038,866	$1,339,775	$78,593
Gross tax depreciation of investments	(1,142,472)	(849,533)	(675,150)	(256,830)	(6,177)
Net tax appreciation (depreciation) of investments	$2,155,928	$2,207,906	$1,363,716	$1,082,945	$72,416

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

9. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

43

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice In Retirement Portfolio R6 — R6 Class
2017(4)	$10.59	0.11	0.06	0.17	(0.10)	(0.13)	(0.23)	$10.53	1.64%	0.00%(5)(6)	2.10%(5)	11%	$177,408
2016	$10.49	0.20	0.10	0.30	(0.19)	(0.01)	(0.20)	$10.59	2.98%	0.00%(6)	1.94%	22%	$140,291
2015	$10.62	0.17	0.26	0.43	(0.25)	(0.31)	(0.56)	$10.49	4.14%	0.00%(6)	1.59%	42%	$80,452
2014	$10.00	0.23	0.61	0.84	(0.22)	—	(0.22)	$10.62	8.46%	0.00%(6)	2.16%	34%	$11,492
2013(7)	$10.00	—	—	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2020 Portfolio R6 — R6 Class
2017(4)	$10.91	0.12	0.07	0.19	(0.15)	(0.14)	(0.29)	$10.81	1.77%	0.00%(5)(6)	2.13%(5)	7%	$245,554
2016	$10.93	0.21	0.10	0.31	(0.18)	(0.15)	(0.33)	$10.91	2.92%	0.00%(6)	1.97%	17%	$196,403
2015	$10.77	0.23	0.25	0.48	(0.24)	(0.08)	(0.32)	$10.93	4.55%	0.00%(6)	2.07%	26%	$119,077
2014	$10.00	0.25	0.67	0.92	(0.15)	—	(0.15)	$10.77	9.24%	0.00%(6)	2.36%	43%	$42,086
2013(7)	$10.00	—	—	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2025 Portfolio R6 — R6 Class
2017(4)	$11.06	0.12	0.10	0.22	(0.15)	(0.13)	(0.28)	$11.00	1.99%	0.00%(5)(6)	2.25%(5)	5%	$311,302
2016	$11.11	0.21	0.08	0.29	(0.19)	(0.15)	(0.34)	$11.06	2.81%	0.00%(6)	2.01%	12%	$228,792
2015	$10.85	0.22	0.33	0.55	(0.24)	(0.05)	(0.29)	$11.11	5.05%	0.00%(6)	1.97%	27%	$123,508
2014	$10.00	0.22	0.78	1.00	(0.15)	—	(0.15)	$10.85	10.04%	0.00%(6)	2.04%	18%	$40,765
2013(7)	$10.00	—	—	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2030 Portfolio R6 — R6 Class
2017(4)	$11.11	0.13	0.14	0.27	(0.16)	(0.15)	(0.31)	$11.07	2.44%	0.00%(5)(6)	2.29%(5)	4%	$296,099
2016	$11.22	0.22	0.02	0.24	(0.19)	(0.16)	(0.35)	$11.11	2.33%	0.00%(6)	2.06%	11%	$227,977
2015	$10.88	0.22	0.42	0.64	(0.23)	(0.07)	(0.30)	$11.22	5.94%	0.00%(6)	1.96%	27%	$125,170
2014	$10.00	0.23	0.81	1.04	(0.16)	—	(0.16)	$10.88	10.48%	0.00%(6)	2.13%	23%	$36,277
2013(7)	$10.00	—	—	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2035 Portfolio R6 — R6 Class
2017(4)	$11.16	0.13	0.20	0.33	(0.16)	(0.15)	(0.31)	$11.18	2.95%	0.00%(5)(6)	2.36%(5)	3%	$241,246
2016	$11.37	0.22	(0.03)(9)	0.19	(0.19)	(0.21)	(0.40)	$11.16	1.86%	0.00%(6)	2.06%	11%	$180,495
2015	$10.93	0.23	0.50	0.73	(0.23)	(0.06)	(0.29)	$11.37	6.74%	0.00%(6)	2.00%	28%	$94,600
2014	$10.00	0.24	0.87	1.11	(0.18)	—	(0.18)	$10.93	11.18%	0.00%(6)	2.19%	12%	$31,453
2013(7)	$10.00	—	—	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2040 Portfolio R6 — R6 Class
2017(4)	$11.21	0.13	0.24	0.37	(0.16)	(0.17)	(0.33)	$11.25	3.32%	0.00%(5)(6)	2.37%(5)	4%	$195,446
2016	$11.46	0.22	(0.06)(9)	0.16	(0.19)	(0.22)	(0.41)	$11.21	1.62%	0.00%(6)	2.08%	15%	$148,898
2015	$11.01	0.24	0.54	0.78	(0.25)	(0.08)	(0.33)	$11.46	7.15%	0.00%(6)	2.08%	25%	$79,603
2014	$10.00	0.24	0.96	1.20	(0.19)	—	(0.19)	$11.01	12.13%	0.00%(6)	2.25%	11%	$27,859
2013(7)	$10.00	—	—	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2045 Portfolio R6 — R6 Class
2017(4)	$11.27	0.14	0.26	0.40	(0.16)	(0.19)	(0.35)	$11.32	3.61%	0.00%(5)(6)	2.41%(5)	4%	$153,523
2016	$11.57	0.23	(0.08)(9)	0.15	(0.20)	(0.25)	(0.45)	$11.27	1.56%	0.00%(6)	2.09%	9%	$114,011
2015	$11.06	0.24	0.61	0.85	(0.26)	(0.08)	(0.34)	$11.57	7.72%	0.00%(6)	2.11%	29%	$60,848
2014	$10.00	0.23	1.02	1.25	(0.19)	—	(0.19)	$11.06	12.62%	0.00%(6)	2.13%	12%	$22,698
2013(7)	$10.00	—	—	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2050 Portfolio R6 — R6 Class
2017(4)	$11.25	0.13	0.30	0.43	(0.16)	(0.21)	(0.37)	$11.31	3.92%	0.00%(5)(6)	2.35%(5)	4%	$99,163
2016	$11.58	0.22	(0.08)(9)	0.14	(0.20)	(0.27)	(0.47)	$11.25	1.43%	0.00%(6)	2.08%	7%	$76,246
2015	$11.07	0.24	0.61	0.85	(0.26)	(0.08)	(0.34)	$11.58	7.76%	0.00%(6)	2.11%	26%	$42,162
2014	$10.00	0.23	1.05	1.28	(0.21)	—	(0.21)	$11.07	12.88%	0.00%(6)	2.11%	13%	$16,981
2013(7)	$10.00	—	—	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2055 Portfolio R6 — R6 Class
2017(4)	$11.43	0.14	0.33	0.47	(0.16)	(0.19)	(0.35)	$11.55	4.16%	0.00%(5)(6)	2.41%(5)	3%	$55,643
2016	$11.76	0.22	(0.08)(9)	0.14	(0.21)	(0.26)	(0.47)	$11.43	1.39%	0.00%(6)	2.02%	14%	$38,131
2015	$11.16	0.24	0.63	0.87	(0.26)	(0.01)	(0.27)	$11.76	7.90%	0.00%(6)	2.08%	25%	$19,006
2014	$10.00	0.13	1.19	1.32	(0.16)	—	(0.16)	$11.16	13.22%	0.00%(6)	1.14%	23%	$7,209
2013(7)	$10.00	—	—	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2060 Portfolio R6 — R6 Class
2017(4)	$10.88	0.17	0.28	0.45	(0.10)	(0.01)	(0.11)	$11.22	4.15%	0.00%(5)(6)	3.05%(5)	9%	$3,549
2016(8)	$10.00	0.13	0.90	1.03	(0.15)	—	(0.15)	$10.88	10.39%	0.00%(5)(6)	1.47%(5)	45%	$350

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2017 (unaudited).

(5)	Annualized.

(6)	Ratio was less than 0.005%.

(7)	For the one day period ended July 31, 2013 (fund inception).

(8)	September 30, 2015 (fund inception) through July 31, 2016.

(9)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds’ investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-378-9878. It is also available on the “About Us” page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

48

Contact Us	ipro.americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Services for the Deaf	711

American Century Asset Allocation Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91635 1703

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Asset Allocation Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	March 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	March 29, 2017

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	March 29, 2017